UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07447
                                                    --------------

                           Harris Insight Funds Trust
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Thomas J. Ryan
                           Harris Insight Funds Trust
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
              ----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 610-382-8667
                                                           -------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                    Date of reporting period: March 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.



                              HARRIS INSIGHT FUNDS
                          GOVERNMENT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                         Par
  Yield/Rate                        Maturity        (000)            Value+
  ---------                        ----------     ---------       -----------
AGENCY OBLIGATIONS -- 23.3%
FEDERAL HOME LOAN BANK -- 10.1%
     1.550%                         05/04/05     $   52,000     $   52,000,000
     1.680%                         05/17/05        100,000        100,000,000
                                                                 -------------
                                                                   152,000,000
                                                                 -------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 3.3%
     0.000%                         06/28/05         50,000         49,637,000
                                                                 -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.9%
     1.610%                         05/13/05         50,000         50,000,000
     0.000%                         06/15/05        100,000         99,396,875
                                                                 -------------
                                                                   149,396,875
                                                                 -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $351,033,875)                                              351,033,875
                                                                 -------------
VARIABLE RATE OBLIGATIONS++ -- 44.3%
FEDERAL HOME LOAN BANK -- 14.9%
     2.740%                         04/21/05*        75,000         74,937,962
     2.633%                         05/02/05*       150,000        149,880,939
                                                                 -------------
                                                                   224,818,901
                                                                 -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 24.9%
     2.626%                         04/07/05*       100,000         99,893,272
     2.632%                         04/07/05*        83,250         83,211,676
     2.700%                         05/17/05*        38,000         37,985,336
     2.745%                         05/22/05*        75,000         74,962,986
     2.840%                         06/09/05*         5,000          4,997,404
     2.925%                         06/22/05*        75,000         74,926,234
                                                                 -------------
                                                                   375,976,908
                                                                 -------------
OVERSEAS PRIVATE INVESTMENT CORP. -- 4.5%
     2.850%                         04/06/05*        67,574         67,574,007
                                                                 -------------
                                                                    67,574,007
                                                                 -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $668,369,816)                                              668,369,816
                                                                 -------------
REPURCHASE AGREEMENTS -- 32.4%
Bank of America Securities,
  L.L.C.
  2.890%
  Agreement dated 3/31/05,
  proceeds at maturity
  $252,880,587 (Collateralized
  by $271,376,242 FNMA
  5.000% to 5.500%, due from
  05/01/34 to 03/01/35.
  The market value is
  $257,917,494.)                    04/01/05        252,860        252,860,288


  Annualized                                         Par
  Yield/Rate                        Maturity        (000)            Value+
  ---------                        ----------     ---------       -----------
REPURCHASE AGREEMENTS (CONTINUED)
Bank of Tokyo N.A.
  2.870%
  Agreement dated 3/31/05,
  proceeds at maturity
  $160,012,756 (Collateralized
  by $161,172,000 FHLB,
  FHLMC, FNMA and U. S.
  Treasury Bonds 0.000% to
  7.125%, due from 04/15/05 to
  02/23/23. The market value is
  $163,200,794.)                    04/01/05     $  160,000     $  160,000,000
Lehman Brothers Holdings, Inc.
  2.870%
  Agreement dated 3/31/05,
  proceeds at maturity
  $75,005,979 (Collateralized by
  $76,737,357 FHLMC and
  FNMA 3.521% to 6.451%, due
  from 01/01/18 to 03/01/35.
  The market value is
  $76,495,841.)                     04/01/05         75,000         75,000,000
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $487,860,288)                                              487,860,288
                                                                 -------------

TOTAL INVESTMENTS -- 100.0%
  (Cost $1,507,263,979d)                                         1,507,263,979
                                                                 -------------

OTHER ASSETS AND LIABILITIES -- 0.0%
Interest receivable and other assets                                 3,410,685
Dividends payable                                                   (2,375,037)
Accrued expenses                                                    (1,116,485)
                                                                 -------------

                                                                       (80,837)
                                                                 -------------
NET ASSETS -- 100.0%                                            $1,507,183,142
                                                                 =============

 -----------------
 +     See Note 1.
++     Rate in effect on 3/31/05.
 *     Date of next interest rate reset.
 d     Aggregate cost for federal tax purposes.

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                         Par
  Yield/Rate                        Maturity        (000)            Value+
  ---------                        ----------     ---------       -----------
AGENCY OBLIGATIONS -- 8.0%
Federal Home Loan Bank
     1.550%                         05/04/05     $  224,150     $  224,150,000
     1.650%                         05/16/05        100,000        100,000,000
     1.660%                         05/16/05         50,000         50,000,000
Federal National Mortgage
  Association
     1.610%                         05/13/05        100,000        100,000,000
                                                                 -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $474,150,000)                                              474,150,000
                                                                 -------------
ASSET - BACKED SECURITIES -- 6.4%
DaimlerChrysler Auto Trust Series
  2005-A Class A1
     2.630%                         01/08/06          2,104          2,104,152
G-Star, Ltd. Series 2002-2A 144A,
  Class A1MA f,g
     2.930%                         04/25/05*        53,669         53,669,251
Nissan Auto Receivables Owner Trust
  Series 2005-A Class A1
     2.640%                         01/17/06         63,997         63,997,269
Putnam Structured Product Funding Series
  2002-1A 144A, Class A1MF f,g
     2.900%                         04/15/05*        26,000         26,000,000
Residential Mortgage Acceptance
  Corp. Series 2004-NS2A 144A,
  Class A1 f
     2.790%                         04/12/05*       233,307        233,307,444
                                                                 -------------
TOTAL ASSET - BACKED SECURITIES
  (Cost $379,078,116)                                              379,078,116
                                                                 -------------
COMMERCIAL PAPER -- 13.9%
Alaska Housing Finance Corp.
     2.720%                         04/04/05         62,660         62,645,797
Amsterdam Funding Corp.
     2.800%                         04/08/05         50,000         49,972,778
Broadhollow Funding, L.L.C.
     2.830%                         08/03/05e       140,000        139,955,978
     2.820%                         08/11/05e       100,000         99,906,000
Bryant Park Funding, L.L.C.
     2.690%                         04/05/05         24,442         24,434,694
     2.800%                         04/12/05          9,692          9,683,708
     2.765%                         05/04/05         12,000         11,969,585
     2.780%                         05/16/05         15,972         15,916,497
     2.970%                         06/15/05         11,732         11,659,408
Compass Securitization, L.L.C.
     3.010%                         06/15/05         50,000         49,686,458
Delaware Funding Corp.
     2.840%                         04/04/05         30,213         30,205,850
Municipal Electrical Authority,
  Georgia TECP
     2.660%                         04/01/05         17,152         17,152,000
Paradigm Funding, L.L.C.
     2.800%                         04/11/05         36,035         36,006,973
     2.810%                         05/09/05         20,200         20,140,085
Park Granada, L.L.C.
     2.880%                         07/30/05e        50,000         50,000,000
     2.890%                         07/30/05e        70,302         70,302,000


  Annualized                                         Par
  Yield/Rate                        Maturity        (000)            Value+
  ---------                        ----------     ---------       -----------
COMMERCIAL PAPER (CONTINUED)
Solitaire Funding, L.L.C.
     2.800%                         04/13/05     $   60,068     $   60,011,936
     2.810%                         05/09/05         25,000         24,925,847
Thames Asset Global Securitization, Inc.
     2.860%                         06/03/05         44,475         44,252,403
                                                                 -------------
TOTAL COMMERCIAL PAPER
  (Cost $828,827,997)                                              828,827,997
                                                                 -------------
MUNICIPAL BONDS -- 6.8%
Alaska State Housing Finance Corp.
  Revenue Bonds Series B  VR
     2.810%                         04/07/05          8,055          8,055,000
California State Economic Recovery
  Revenue Bonds Series C-10 VR
     2.270%                         03/31/05         29,600         29,599,154
California State Economic Recovery
  Revenue Bonds Series C-20 VR
     2.270%                         03/31/05         36,005         36,003,971
Chicago, Illinois, Wastewater
  Transmission Revenue Bonds
  (Second Lien) Series A VR
     2.280%                         03/31/05        177,060        177,049,377
Colorado State Housing & Finance
  Authority Revenue Bonds Series 1, Class
  A1 VR
     2.850%                         04/06/05         11,200         11,200,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series B-1 VR
     2.850%                         04/06/05         14,620         14,620,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series B-2 VR
     2.850%                         04/06/05         45,935         45,935,000
Connecticut State Housing Finance
  Authority Revenue Bonds VR
     2.800%                         04/07/05          8,566          8,566,000
Loudoun County, Virginia,
  Industrial Development Authority
  Revenue Bonds (Howard Hughes
  Medical Institution) Series D VR
     2.220%                         04/07/05         21,185         21,183,487
Madison, Wisconsin, Community
  Development Authority Revenue
  Bonds VR
     2.900%                         04/06/05          7,955          7,955,000
Municipal Electric Authority,
  Georgia (Project One) Revenue
  Bonds Series E VR
     2.200%                         04/07/05         44,815         44,811,799
                                                                 -------------
TOTAL MUNICIPAL BONDS
  (Cost $404,978,788)                                              404,978,788
                                                                 -------------
TIME DEPOSITS -- 1.8%
  Rabobank Nederland
     (Cost $107,015,338)
     2.844%                         04/01/05        107,015        107,015,338

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                         Par
  Yield/Rate                        Maturity        (000)            Value+
  ---------                        ----------     ---------       -----------
VARIABLE RATE OBLIGATIONS++ -- 52.4%
American Express Centurion Corp.
     2.690%                         04/01/05*    $   19,750     $   19,751,564
     2.760%                         04/12/05*        24,000         23,999,442
American Express Credit Corp.
 Series 144A f
     2.880%                         04/20/05*       250,000        250,000,000
American General Finance Corp.
 Series 144A f
     2.810%                         04/15/05*        55,000         55,000,000
Bank of New York Co., Inc. Series 144A f
     2.740%                         04/11/05        135,000        134,984,971
Bank One Corp.
     3.073%                         05/25/05*       104,915        105,134,176
Beta Finance, Inc. Series 144A f
     2.750%                         03/31/05*        75,000         74,988,139
     2.748%                         04/11/05*        99,045         99,046,942
CC USA, Inc. Series 144A f
     2.711%                         04/04/05*       100,000        100,007,611
CFM International, Inc.
     2.850%                         04/04/05*        27,400         27,400,000
General Electric Capital Corp.
     2.860%                         04/11/05*        15,000         15,000,000
Goldman Sachs Group, Inc. Series 144A f
     2.910%                         04/15/05*       100,000        100,000,000
     2.700%                         04/29/05*        50,000         50,000,000
     3.160%                         06/15/05        125,000        125,093,050
Harrier Finance Funding, L.L.C.
 Series 144A f
     2.770%                         04/15/05*        90,000         89,991,602
     2.780%                         04/15/05*       100,000        100,000,000
     2.820%                         04/25/05*        73,000         73,000,000
HBOS Treasury Services P.L.C.
 Series 144A f
     2.650%                         04/12/05*       104,180        104,229,457
     2.900%                         04/29/05*       148,000        148,043,427
K2, L.L.C. Series 144A f
     2.671%                         04/04/05*        77,500         77,492,197
     2.675%                         04/04/05*       118,000        117,987,941
     2.800%                         04/25/05*        30,000         29,995,085
     2.810%                         04/25/05*        50,000         49,998,412
Lehman Brothers Holdings, Inc.
     2.820%                         04/19/05*        40,000         40,000,000
     2.793%                         04/22/05*        20,000         20,007,591
     2.920%                         04/22/05*       102,500        102,500,000
Money Market Trust Series A-2 144A f,g
     2.885%                         04/15/05*       208,000        208,000,000
Morgan Stanley Dean Witter & Co.
     2.930%                         04/15/05*        38,200         38,200,000
Rural Electric Cooperative Grantor
Trust (Kansas Electric Power
  Cooperative)
     2.800%                         04/06/05*        10,740         10,740,000


  Annualized                                         Par
  Yield/Rate                        Maturity        (000)            Value+
  ---------                        ----------     ---------       -----------
VARIABLE RATE OBLIGATIONS++ (CONTINUED)
Tango Finance Corp. Series 144A f
     2.741%                         04/11/05*    $   53,000     $   52,998,631
     2.818%                         04/22/05*        20,000         19,999,927
     2.820%                         04/22/05*        25,000         25,000,000
     2.815%                         04/25/05*        40,000         39,999,339
     2.820%                         04/25/05*        80,000         80,000,000
     2.820%                         05/02/05*        27,000         27,000,000
     2.930%                         06/10/05         54,000         53,999,482
U.S. Bank N.A.
     2.770%                         05/17/05*        55,000         54,999,610
WestLB A.G., New York 144A f
     2.780%                         04/11/05        100,000        100,000,000
White Pine Finance, L.L.C. Series
  144A f
     2.716%                         04/07/05*        48,000         48,000,000
     2.760%                         04/14/05*        30,000         29,998,784
     2.780%                         04/15/05*        40,000         39,997,501
     2.630%                         04/20/05*       100,000         99,990,341
     2.930%                         06/10/05         62,000         61,996,164
                                                                 -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,124,571,386)                                          3,124,571,386
                                                                 -------------
YANKEE BONDS -- 3.4%
Canadian Imperial Bank of
  Commerce
  (Cost $199,991,062)
     2.790%                         04/29/05*       200,000        199,991,062
                                                                 -------------
REPURCHASE AGREEMENTS -- 7.4%
Bank of America Securities,
  L.L.C.
  (Cost $442,139,712)
  2.890%
  Agreement dated 3/31/05,
  proceeds at maturity
  $442,175,206
  (Collateralized by
  $449,331,960 FNMA
  5.500%, due 02/01/35.
  The market value is
  $450,982,506.)                    04/01/05        442,140        442,139,712
                                                                 -------------

TOTAL INVESTMENTS -- 100.1%
  (Cost $5,960,752,399d)                                         5,960,752,399
                                                                 -------------

OTHER ASSETS AND LIABILITIES -- (0.1%)
Interest receivable and other assets                                10,952,201
Dividends payable                                                  (11,689,817)
Accrued expenses                                                    (2,621,069)
                                                                 -------------

                                                                    (3,358,685)
                                                                 -------------
NET ASSETS -- 100.0%                                          $  5,957,393,714
                                                                 =============
 -----------------
   +    See Note 1.
  ++    Rate in effect on 03/31/05.

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   *    Date of next interest rate reset.
   d    Aggregate cost for federal tax purposes.
   e These securities allow the issuer to extend the maturity date. The date shown is the date to which the security can be extended. Such securities could mature earlier than the extension date.
 f,g Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise designated (g), the security is considered liquid.
  VR -- Variable rate demand note; interest rate in effect on 03/31/05. Maturity date is the later of the next interest rate change or exercise of the demand feature.
TECP    -- Tax-Exempt Commercial Paper.

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                         Par
  Yield/Rate                        Maturity        (000)            Value+
  ---------                        ----------     ---------       -----------
MUNICIPAL BONDS -- 99.0%
ALABAMA -- 5.6%
Chatom, Alabama, Industrial
  Development Board Pollution
  Control Revenue Bonds (Alabama
  Electric Project) VR
     2.450%                         04/07/05     $    3,250     $    3,250,000
Columbia, Alabama, Industrial
  Development Board Pollution
  Control Revenue Bonds (Alabama
  Power Co. Project) Series D VR
     2.330%                         04/01/05         14,200         14,200,000
Jefferson County, Alabama, General
  Obligation Bonds (Capital
  Improvement & Refunding Warrants)
  Series A
     3.000%                         04/01/05          4,960          4,960,000
Jefferson County, Alabama, Sewer
  Revenue Bonds (Eagle) Series
  20026020 144A, Class A VR f
     2.320%                         04/07/05          9,830          9,830,000
Jefferson County, Alabama, Sewer
  Revenue Bonds (Eagle) Series
  20030029 144A, Class A VR f
     2.320%                         04/07/05          9,900          9,900,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Series C-2 VR
     2.290%                         04/07/05         12,000         12,000,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Series C-4 VR
     2.290%                         04/07/05         10,000         10,000,000
                                                                 -------------
                                                                    64,140,000
                                                                 -------------
ALASKA -- 2.6%
Alaska State Housing Finance Corp.
  Governmental Purpose Revenue
  Bonds (University of Alaska)
  Series A VR
     2.300%                         04/07/05         24,600         24,600,000
Alaska State Housing Finance Corp.
  Revenue Bonds (Spears) Series
  DB-132 VR
     2.320%                         04/07/05          5,265          5,265,000
                                                                 -------------
                                                                    29,865,000
                                                                 -------------
ARIZONA -- 0.9%
Salt River Project, Arizona,
  Agricultural Improvement & Power
  District Electrical Systems
  Revenue Bonds Series 144A, Class
  A VR f
     2.320%                         04/07/05          9,900          9,900,000
                                                                 -------------
COLORADO -- 3.2%
Colorado Housing & Finance
  Authority Revenue Bonds
  (Multifamily Project-Class I)
  Series A-4 VR
     2.270%                         04/06/05          4,330          4,330,000


  Annualized                                         Par
  Yield/Rate                        Maturity        (000)            Value+
  ---------                        ----------     ---------       -----------
MUNICIPAL BONDS (CONTINUED)
COLORADO (CONTINUED)
Moffat County, Colorado, Pollution
  Control Revenue Bonds (National
  Rural Utilities Co-Op) VR
     2.320%                         04/07/05     $   32,135     $   32,135,000
                                                                 -------------
                                                                    36,465,000
                                                                 -------------
FLORIDA -- 3.5%
Dade County, Florida, Industrial
  Development Authority Exempt
  Facilities Revenue Bonds (Florida
  Power & Light Co.) VR
     2.330%                         04/01/05          4,100          4,100,000
Florida State Board of Education
  General Obligation Bonds (Eagle)
  Series 2003025 144A, Class A VR f
     2.310%                         04/07/05          4,900          4,900,000
Orlando & Orange County, Florida,
  Expressway Authority Revenue
  Bonds Subseries A-1 VR
     2.250%                         04/07/05          5,000          5,000,000
Orlando & Orange County, Florida,
  Expressway Authority Revenue
  Bonds Subseries B-1 VR
     2.280%                         04/07/05         15,000         15,000,000
Palm Beach County, Florida, School
  District TECP
     1.970%                         05/26/05         10,000         10,000,000
St. Lucie County, Florida,
  Pollution Control Revenue Bonds
  (Florida Power & Light Co.
  Project) VR
     2.330%                         04/01/05          1,100          1,100,000
                                                                 -------------
                                                                    40,100,000
                                                                 -------------
GEORGIA -- 5.1%
Atlanta, Georgia, Water &
  Wastewater Revenue Bonds (Eagle)
  Series 720050009 144A, Class A VR f
     2.320%                         04/07/05         10,900         10,900,000
Burke County, Georgia, Development
  Authority Pollution Control
  Revenue Bonds (Georgia Power Co.
  Plant Vogtle Project) 1st Series PS
     1.080%                         04/19/05         13,400         13,400,000
Henry County, Georgia, Water &
  Sewer Authority Revenue Bonds
  (Eagle) Series 720050008 144A,
  Class A VR f
     2.320%                         04/07/05         16,640         16,640,000
Monroe County, Georgia, Development
  Authority Pollution Control
  Revenue Bonds (Georgia Power Co.
  Plant Scherer Project) 2nd Series PS
     1.200%                         04/19/05         17,400         17,400,000
                                                                 -------------
                                                                    58,340,000
                                                                 -------------

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                         Par
  Yield/Rate                        Maturity        (000)            Value+
  ---------                        ----------     ---------       -----------
MUNICIPAL BONDS (CONTINUED)
HAWAII -- 0.9%
ABN AMRO Munitops Certificates
  Trust (Hawaii) Series 11 144A PS f ,g
     1.700%                         04/27/05     $    9,980     $    9,980,000
                                                                 -------------
ILLINOIS -- 16.1%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 2 144A VR f
     2.330%                         04/07/05         10,000         10,000,000
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 3 144A VR f
     2.330%                         04/07/05         15,000         15,000,000
Cary, Illinois, Special Tax Revenue
  Bonds (Foxford Special Service
  Area No. 2) VR
     2.300%                         04/07/05          2,398          2,398,000
Chicago, Illinois, General
  Obligation Bonds (Eagle) Series
  20030006-A 144A VR f
     2.320%                         04/07/05          4,800          4,800,000
Chicago, Illinois, Metropolitan
  Water Reclamation District of
  Greater Chicago General
  Obligation Bonds Series A VR
     2.290%                         04/07/05         11,500         11,500,000
City of Chicago, Illinois, Water
  Systems TECP
     1.830%                         04/06/05          3,335          3,335,000
Cook County, Illinois, General
  Obligation Bonds (Capital
  Improvement) Series B VR
     2.250%                         04/07/05         10,000         10,000,000
Evanston, Illinois, Hospital Corp.
  TECP
     2.150%                         06/16/05         20,000         20,000,000
Illinois Development Finance
  Authority Revenue Bonds (Lake
  Forest Academy) VR
     2.300%                         04/07/05          4,000          4,000,000
Illinois Development Finance
  Authority Revenue Bonds (McGaw
  YMCA Evanston Project) VR
     2.420%                         04/07/05          4,000          4,000,000
Illinois Development Finance
  Authority Revenue Bonds (North
  Park University) VR
     2.300%                         04/07/05         23,000         23,000,000
Illinois Development Finance
  Authority Revenue Bonds (Sacred
  Heart Schools Project) VR
     2.300%                         04/07/05          2,300          2,300,000
Illinois Educational Facilities
  Authority Revenue Bonds (Field
  Museum of Natural History) VR
     2.300%                         04/07/05         15,400         15,400,000
Illinois Health Facilities
  Authority TECP
     1.900%                         05/05/05         20,000         20,000,000
     2.050%                         05/19/05          5,000          5,000,000



  Annualized                                         Par
  Yield/Rate                        Maturity        (000)            Value+
  ---------                        ----------     ---------       -----------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
     2.450%                         06/23/05     $   10,000     $   10,000,000
Illinois Health Facilities
  Authority Revenue Bonds (Advocate
  Health Care Network) Series A PS
     1.730%                         07/06/05         11,130         11,130,000
Illinois Health Facilities
  Authority Revenue Bonds
  (Resurrection Health Care) Series
  B VR
     2.270%                         04/07/05          4,250          4,250,000
Illinois Regional Transportation Authority
  Revenue Bonds (Eagle) Series 720050003
  144A, Class A VR f
     2.320%                         04/07/05          4,950          4,950,000
Winnebago & Boone Counties,
  Illinois, Rockland School
  District No. 205 TANS
     3.160%                         09/29/05          5,000          5,016,026
                                                                 -------------
                                                                   186,079,026
                                                                 -------------
INDIANA -- 11.0%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 5 144A VR f
     2.330%                         04/07/05         10,746         10,746,000
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 7 144A
  VR f
     2.330%                         04/07/05          5,000          5,000,000
Indiana Health Facility Financing
  Authority Hospital Revenue Bonds
  (Clarian Health Obligated Group)
  Series H VR
     2.300%                         04/01/05          1,500          1,500,000
Indiana Health Facility Financing
  Authority Revenue Bonds
  (Ascension Health Credit Group)
  Series A-1 PS
     1.730%                         07/05/05         30,000         30,000,000
Indiana Health Facility Financing
  Authority Revenue Bonds
  (Ascension Health Credit Group)
  Series A-3 PS
     2.500%                         02/01/06         21,000         21,000,000
Indiana Health Facility Financing
  Authority Revenue Bonds (Union
  Hospital, Inc. Project) VR
     2.190%                         04/07/05          7,600          7,600,000
Indiana State Office Building
  Commission TECP
     1.930%                         04/07/05         10,991         10,991,000
     1.930%                         04/11/05          7,020          7,020,000
Indiana Transportation Finance
  Authority Highway Revenue Bonds
  (Spears) Series DB-114 144A VR f
     2.320%                         04/07/05          4,000          4,000,000
Indiana Transportation Finance
  Authority Highway Revenue Bonds
  (Spears) Series DB-117 144A VR f
     2.320%                         04/07/05          2,090          2,090,000

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SHCEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                         Par
  Yield/Rate                        Maturity        (000)            Value+
  ---------                        ----------     ---------       -----------
MUNICIPAL BONDS (CONTINUED)
INDIANA (CONTINUED)
Purdue University, Indiana, Student
  Facilities System Revenue Bonds
  Series A VR
     2.300%                         04/07/05     $   27,600     $   27,600,000
                                                                 -------------
                                                                   127,547,000
                                                                 -------------
KANSAS -- 0.6%
Wichita, Kansas, Hospital Facilities
  Improvement & Refunding Revenue Bonds
  (St. Francis Regional Medical Center)
  Series A-3 144A VR f
     2.320%                         04/07/05          7,000          7,000,000
                                                                 -------------
KENTUCKY -- 1.4%
Kentucky Economic Development Finance
  Authority Revenue Bonds (Catholic
  Health Initiatives) Series C VR
     2.280%                         04/07/05          5,300          5,300,000
Mason County, Kentucky, Pollution
  Control Revenue Bonds (East
  Kentucky Power Co-Op) Series B-2 VR
     2.450%                         04/07/05          6,570          6,570,000
Mason County, Kentucky, Pollution
  Control Revenue Bonds (East
  Kentucky Power Co-Op) Series B-3 VR
     2.450%                         04/07/05          4,560          4,560,000
                                                                 -------------
                                                                    16,430,000
                                                                 -------------
MASSACHUSETTS -- 0.9%
Massachusetts Bay Transportation
  Authority General Obligation
  Bonds (General Transportation
  System) VR
     2.250%                         04/07/05          3,000          3,000,000
Massachusetts Water Resources
  Authority TECP
     2.000%                         05/19/05          7,700          7,700,000
                                                                 -------------
                                                                    10,700,000
                                                                 -------------
MICHIGAN -- 4.5%
Detroit, Michigan, City School District
  General Obligation Bonds (Eagle) Series
  20026013 144A, Class A VR f
     2.320%                         04/07/05          7,680          7,680,000
Detroit, Michigan, City School District
  General Obligation Bonds (Eagle) Series
  20026014 144A, Class A VR f
     2.320%                         04/07/05          7,200          7,200,000
Grand Valley State University, Michigan
  Revenue Bonds Series A VR
     2.270%                         04/07/05         15,905         15,905,000
Kalamazoo, Michigan, Hospital Finance
  Authority Revenue Bonds (Bronson
  Methodist Hospital) VR
     2.310%                         04/07/05          6,510          6,510,000


  Annualized                                         Par
  Yield/Rate                        Maturity        (000)            Value+
  ---------                        ----------     ---------       -----------
MUNICIPAL BONDS (CONTINUED)
MICHIGAN (CONTINUED)
Michigan State General Obligation
  Notes Series A
     3.500%                         09/30/05     $    8,000     $    8,058,846
Michigan State Strategic Fund Limited
  Obligation Revenue Bonds (Southgate
  Properties Project) VR
     2.310%                         04/07/05          6,990          6,990,000
                                                                 -------------
                                                                    52,343,846
                                                                 -------------
MISSISSIPPI -- 0.5%
Claiborne County, Mississippi TECP
     2.170%                         05/05/05          2,000          2,000,000
Mississippi State General Obligation
  Bonds (Eagle) Series 20026018 144A,
  Class A VR f
     2.320%                         04/07/05          4,000          4,000,000
                                                                 -------------
                                                                     6,000,000
                                                                 -------------
MISSOURI -- 3.5%
Bi State Development Agency,
  Missouri-Illinois Metropolitan
  District Mass Transit Revenue
  Bonds (MetroLink Cross County
  Project) Series A VR
     2.250%                         04/07/05          7,000          7,000,000
Curators of The University of
  Missouri Trust Receipts Series
  144A VR f
     2.310%                         04/07/05         20,000         20,000,000
Missouri State Health & Educational
  Facilities Authority Revenue
  Bonds (Eagle) Series 20026026
  144A, Class A VR f
     2.320%                         04/07/05          2,700          2,700,000
Missouri State Health & Educational
  Facilities Authority Revenue
  Bonds (Washington University)
  (Eagle) Series 20030003 144A,
  Class A VR f
     2.320%                         04/07/05          9,900          9,900,000
St. Louis County, Missouri,
  Industrial Development &
  Educational Facilities Authority
  Revenue Bonds (Whitefield School,
  Inc.) Series B VR
     2.320%                         04/07/05          1,400          1,400,000
                                                                 -------------
                                                                    41,000,000
                                                                 -------------
NEVADA -- 0.9%
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 19 144A
  VR f
     2.330%                         04/07/05         10,950         10,950,000
                                                                 -------------
NEW JERSEY -- 2.5%
New Jersey State Series A TRANS
     3.000%                         06/24/05          9,375          9,396,000

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SHCEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                         Par
  Yield/Rate                        Maturity        (000)            Value+
  ---------                        ----------     ---------       -----------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
New Jersey State Trust Receipts Series
  144A VR f
     2.310%                         04/07/05     $   20,000     $   20,000,000
                                                                 -------------
                                                                    29,396,000
                                                                 -------------
NEW MEXICO -- 0.9%
New Mexico State Trust Receipts Series
  144A TRANS f
     2.310%                         04/07/05          9,975          9,975,000
                                                                 -------------
NEW YORK -- 0.3%
New York City, New York, Transitional
  Finance Authority Certificates
  (STARS) Series 7 144A VR f
     2.310%                         04/07/05          3,155          3,155,000
                                                                 -------------
NORTH CAROLINA -- 0.2%
North Carolina State General Obligation
  Bonds (Eagle) Series 720051001 144A,
  Class A VR f
     2.320%                         04/07/05          2,000          2,000,000
                                                                 -------------
OHIO -- 1.3%
Kent State University, Ohio, Revenue
  Bonds VR
     2.270%                         04/07/05          8,445          8,445,000
Ohio State Higher Educational Facility
  Commission Revenue Bonds (Pooled
  Financing 2002 Program) Series A VR
     2.300%                         04/07/05          5,540          5,540,000
Ohio State Higher Educational Facility
  Commission Revenue Bonds (Pooled
  Financing 2003 Program) Series A VR
     2.300%                         04/07/05          1,540          1,540,000
                                                                 -------------
                                                                    15,525,000
                                                                 -------------
OKLAHOMA -- 1.1%
Tulsa, Oklahoma, Industrial
  Authority Revenue Bonds (University
  of Tulsa) Series B VR
     2.270%                         04/07/05         12,570         12,570,000
                                                                 -------------
OREGON -- 2.2%
Clakamas County, Oregon, Hospital
  Facility Authority Revenue Bonds
  (Legacy Health System) VR
     2.300%                         04/07/05         20,000         20,000,000
Eugene, Oregon, Electric Utiltity
  Revenue Bonds (Eagle) Series
  2003002 144A, Class A VR f
     2.320%                         04/07/05          5,880          5,880,000
                                                                 -------------
                                                                    25,880,000
                                                                 -------------


  Annualized                                         Par
  Yield/Rate                        Maturity        (000)            Value+
  ---------                        ----------     ---------       -----------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA -- 2.1%
Delaware County, Pennsylvania, Industrial
  Development Authority Pollution Control
  Revenue Bonds (Exelon Generation Co.,
  L.L.C.) VR
     2.330%                         04/01/05     $   15,000     $   15,000,000
Pennsylvania Intergovernmental Cooperation
  Authority Special Tax Revenue Refunding
  Bonds (City of Philadelphia Funding
  Program) VR
     2.300%                         04/07/05          2,250          2,250,000
Philadelphia, Pennsylvania, Water &
  Wastewater Revenue Bonds VR
     2.290%                         04/06/05          6,500          6,500,000
                                                                 -------------
                                                                    23,750,000
                                                                 -------------
TENNESSEE -- 2.2%
Chattanooga, Tennessee, Health,
  Educational & Housing Facility
  Board Revenue Bonds (Catholic
  Health Initiatives) Series C VR
     2.250%                         04/07/05         25,000         25,000,000
                                                                 -------------
TEXAS -- 12.1%
ABN AMRO Munitops Certificates Trust
   (Multistate) Series 8 144A VR f
     2.330%                         04/07/05          5,000          5,000,000
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 13 144A
  VR f
     2.330%                         04/07/05          6,000          6,000,000
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 15 144A
  PS f ,g
     1.700%                         05/04/05         15,925         15,925,000
Brownsville, Texas, Utility Systems
  Revenue Bonds TECP
     2.050%                         06/21/05          1,000          1,000,000
Corpus Christi, Texas, Utility Systems
  Revenue Bonds (Spears) Series DB-126
  144A VR f
     2.320%                         04/07/05          5,560          5,560,000
Denton, Texas, Independent School
  District General Obligation Bonds
  Series 2005-A VR
     2.300%                         04/07/05          7,000          7,000,000
Harris County, Texas, Health Facilities
  Development Corp. Revenue Bonds
  Series 144A VR f
     2.320%                         04/07/05          6,095          6,095,000
Houston, Texas, Independent School
  District General Obligation Bonds
  Series 144A VR f
     2.320%                         04/07/05          5,000          5,000,000
Houston, Texas, Series 144A TRANS f
     2.310%                         04/07/05          3,000          3,000,000

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SHCEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                         Par
  Yield/Rate                        Maturity        (000)            Value+
  ---------                        ----------     ---------       -----------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Houston, Texas, Water & Sewer System
  Revenue Bonds (STARS) Series 14 144A
  VR f
     2.320%                         04/07/05     $    1,000     $    1,000,000
Nueces County, Texas, Health Facilities
  Development Corp. Revenue Bonds
  (Driscoll Children's Foundation
  Project) VR
     2.300%                         04/07/05         17,600         17,600,000
San Antonio, Texas, Electric & Gas
  Revenue Bonds VR
     2.300%                         04/07/05         11,000         11,000,000
Texas Small Business Industrial
  Development Revenue Bonds VR
     2.300%                         04/07/05         25,200         25,200,000
Texas State General Obligation Bonds
  (Eagle) Series 200030026 144A,
  Class A VR f
     2.320%                         04/07/05          2,410          2,410,000
Texas State TRANS
     3.000%                         08/31/05         18,500         18,606,856
Texas State Turnpike Authority, Central
  Texas Turnpike System Revenue Bonds
  (Eagle) Series 20030008 144A, Class A
  VR f
     2.320%                         04/07/05          9,900          9,900,000
                                                                 -------------
                                                                   140,296,856
                                                                 -------------
VIRGINIA -- 0.2%
Loudoun County, Virginia, Industrial
  Development Authority Revenue Bonds
  (Howard Hughes Medical Institute)
  Series E VR
     2.240%                         04/01/05          2,500          2,500,000
                                                                 -------------
WASHINGTON -- 4.7%
Energy Northwest, Washington, Electric
  Revenue Bonds (Project No. 3)
  Series D-3-1 VR
     2.290%                         04/07/05         17,000         17,000,000
Issaquah, Washington, Community
  Properties Revenue Bonds Series A
  VR
     2.300%                         04/07/05         15,000         15,000,000
University of Washington Revenue Bonds
  Series A VR
     2.270%                         04/07/05         19,635         19,635,000
Washington State General Obligation
  Bonds Series 144A VR f
     2.340%                         04/07/05          2,285          2,285,000
                                                                 -------------
                                                                    53,920,000
                                                                 -------------


  Annualized                                         Par
  Yield/Rate                        Maturity        (000)            Value+
  ---------                        ----------     ---------       -----------
MUNICIPAL BONDS (CONTINUED)
WEST VIRGINIA -- 1.8%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 12 144A VR f
     2.330%                         04/07/05     $   15,000     $   15,000,000
West Virginia University Revenue Bonds
  (Spears) Series DB-119 VR
     2.320%                         04/07/05          5,445          5,445,000
                                                                 -------------
                                                                    20,445,000
                                                                 -------------
WISCONSIN -- 6.2%
Elkhorn Area School District, Wisconsin
  TRANS
     2.000%                         08/24/05          5,000          5,005,848
Franklin Public School District, Wisconsin
  TRANS
     2.000%                         09/09/05          4,450          4,455,788
Germantown School District, Wisconsin
  TRANS
     2.500%                         08/25/05          4,400          4,406,941
Hartford School District, Wisconsin
  TRANS
     2.000%                         10/27/05          2,000          2,001,122
Milwaukee, Wisconsin, Redevelopment
  Authority Revenue Bonds (American
  Society for Quality) VR
     2.340%                         04/07/05          2,000          2,000,000
Pewaukee School District, Wisconsin
  TRANS
     2.000%                         09/09/05          3,500          3,504,845
Plymouth Joint School District, Wisconsin
  BANS
     2.875%                         08/01/05          3,920          3,922,797
Sun Prairie Area School District, Wisconsin
  TRANS
     2.000%                         10/12/05          5,300          5,307,593
Viroqua Area School District, Wisconsin
  BANS
     2.875%                         02/01/06          4,700          4,702,646
Wisconsin Health & Educational Facilities
  Authority Revenue Bonds (Wheaton
  Franciscan Services, Inc. System)
  Series B VR
     2.300%                         04/01/05         36,250         36,250,000
                                                                 -------------
                                                                    71,557,580
                                                                 -------------
TOTAL MUNICIPAL BONDS
  (Cost $1,142,810,308)                                          1,142,810,308
                                                                 -------------
                                                   Shares
                                                 ----------
TEMPORARY INVESTMENTS -- 0.0%
AIM Tax-Free Investment Co. Cash
  Reserve Portfolio                                   1                      1
Dreyfus Tax-Exempt Cash
  Management #264                                     1                      1

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SHCEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares            Value+
                                                 ----------       -----------
TEMPORARY INVESTMENTS (CONTINUED)
Goldman Sachs Financial Square
  Tax-Exempt Money Market
  Portfolio                                         233,081     $      233,081
                                                                 -------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $233,083)                                                      233,083
                                                                 -------------

TOTAL INVESTMENTS -- 99.0%
  (Cost $1,143,043,391d)                                         1,143,043,391
                                                                 -------------

OTHER ASSETS AND LIABILITIES -- 1.0%
Interest receivable and other assets                                 4,523,744
Receivable for securities sold                                       9,003,358
Dividends payable                                                   (1,603,887)
Accrued expenses                                                      (534,276)
                                                                 -------------

                                                                    11,388,939
                                                                 -------------
NET ASSETS -- 100.0%                                          $  1,154,432,330
                                                                 =============
------------------
+       See Note 1.
d       Aggregate cost for federal tax purposes.
f,g     Security exempt from registration under Rule 144A of
        the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise designated (g), the security is considered liquid.
PS -- Security with a "put" feature; date shown is when security may be put back for redemption.
VR -- Variable rate demand note; interest rate in effect on 3/31/05. Maturity date is the later of the next interest rate change or exercise of the demand feature.
BANS    -- Bond Anticipation Note.
TANS    -- Tax Anticipation Note.
TECP    -- Tax-Exempt Commercial Paper.
TRANS   -- Tax and Revenue Anticipation Note.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
AGENCY OBLIGATIONS -- 0.5%
Federal Home Loan Mortgage Corp.
  (Cost $915,932)
     3.625%                         02/15/08     $      917      $     904,354
                                                                  ------------
ASSET - BACKED SECURITIES -- 10.6%
Bank One Issuance Trust Series 2003-C1,
  Class C1
     4.540%                         09/15/10          2,000          1,995,857
Capital One Multi-Asset Execution Trust
  Series 2004-C1, Class C1
     3.400%                         11/16/09          2,300          2,259,390
Citibank Credit Card Issuance Trust
  Series 2001-C3, Class C3
     6.650%                         05/15/08          1,200          1,234,527
Citibank Credit Card Issuance Trust
  Series 2004-A1, Class A1
     2.550%                         01/20/09          1,200          1,167,665
Permanent Financing P.L.C. Series 1,
  Class 2A
     4.200%                         06/10/07          2,000          2,000,000
PG&E Energy Recovery Funding, L.L.C.
  Series 2005-1, Class A5
     4.470%                         12/25/14            665            649,316
Providian Gateway Master Trust
  Series 2004-DA 144A, Class A f
     3.350%                         09/15/11          1,600          1,557,000
Renaissance Home Equity Loan Trust
  Series 2004-2, Class AF2
     3.902%                         07/25/34          3,026          3,003,048
Structured Asset Investment Loan Trust
  Series 2003-BC4, Class 2A2
     1.910%                         05/25/33          1,432          1,433,893
Structured Asset Investment Loan Trust
  Series 2004-5A 144A, Class A f,g
     4.500%                         06/27/34            487            487,055
Structured Asset Securities Corp.
  Series 2004-5H, Class A2
     4.430%                         12/25/33            486            484,310
Structured Asset Securities Corp.
  Series 2005-4XS, Class 3A2
     4.270%                         03/25/35          1,239          1,230,095
Volkswagen Auto Lease Trust Series
  2005-A, Class A4
     3.940%                         10/20/10          1,455          1,442,805
                                                                  ------------
TOTAL ASSET - BACKED SECURITIES
  (Cost $19,175,118)                                                18,944,961
                                                                  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 31.9%
DLJ Commercial Mortgage Corp.
  Series 1998-CF2, Class A1A
     5.880%                         11/12/31          1,475          1,503,185
DLJ Mortgage Acceptance Corp.
  Series 1996-M 144A, Class 1 f
     3.994%                         11/28/11             25             24,114


    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp.
  Series 199, Class IO
     6.500%                         08/01/28     $      473      $      98,618
Federal Home Loan Mortgage Corp.
  Series 1848, Class PG
     7.000%                         05/15/26          4,346          4,568,875
Federal Home Loan Mortgage Corp.
  Series 2131, Class VD
     6.000%                         05/15/14          2,412          2,458,900
Federal Home Loan Mortgage Corp.
  Series 2390, Class PW
     6.000%                         04/15/15          5,195          5,369,769
Federal Home Loan Mortgage Corp.
  Series 2443, Class TD
     6.500%                         10/15/30            792            802,234
Federal Home Loan Mortgage Corp.
  Series 2760, Class GC
     3.500%                         02/15/11          1,262          1,258,972
Federal Home Loan Mortgage Corp.
  Series 2770, Class LA
     4.500%                         04/15/33          1,867          1,810,439
Federal National Mortgage Association
  Series 1993-197, Class SB
    12.098%                         10/25/08            605            654,230
Federal National Mortgage Association
  Series 1997-20, Class IO
     1.840%                         03/25/27          3,920            202,222
Federal National Mortgage Association
  Series 1998-T1, Class A
   125.060%                         12/28/28              5              4,906
Federal National Mortgage Association
  Series 2000-M1, Class B
     7.418%                         11/17/18            274            284,109
Federal National Mortgage Association
  Series 2002-73, Class OE
     5.000%                         11/25/17          5,522          5,466,100
Federal National Mortgage Association
  Series 2003-35, Class BC
     5.000%                         05/25/18          1,500          1,490,872
Federal National Mortgage Association
  Series 2003-W6, Class 2A2
     3.110%                         09/25/42            761            758,577
Federal National Mortgage Association
  Grantor Trust Series 2004-T1,
  Class 1A1
     6.000%                         01/25/44          1,719          1,749,272
Government National Mortgage Association
  Series 2004-45, Class A
     4.020%                         12/16/21          2,886          2,844,123
Government National Mortgage Association
  Series 2004-84, Class XC IO
     0.514%                         09/16/44         31,435          1,980,302
Government National Mortgage Association
  Series 2004-108, Class C
     5.039%                         12/16/32          1,320          1,301,370

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
LB-UBS Commercial Mortgage Trust Series
  2000-C4, Class A1
     7.180%                         09/15/19     $    1,576      $   1,667,480
LB-UBS Commercial Mortgage Trust Series
  2001-C2, Class A1
     6.270%                         06/15/20            572            597,115
LB-UBS Commercial Mortgage Trust Series
  2003-C1, Class A4
     4.394%                         03/17/32          1,658          1,594,413
Master Asset Securitization Trust Series
  2003-7, Class 4A33
     5.250%                         09/25/33          2,000          1,958,448
Morgan Stanley Capital I Series 1998-WF2,
  Class A2
     6.540%                         07/15/30          2,894          3,048,914
Morgan Stanley Capital I Series 2005-T17,
  Class A5
     4.780%                         12/13/41            925            905,339
PNC Mortgage Securities Corp. Series
  1999-2, Class 5X IO
     6.250%                         02/25/14             84              3,734
Residential Accredit Loans, Inc. Series
  2003-QS14, Class A1
     5.000%                         07/25/18          2,265          2,274,084
Structured Adjustable Rate Mortgage Loan
  Trust Series 2004-14, Class 1A
     5.115%                         10/25/34          3,273          3,285,941
Structured Asset Securities Corp. Series
  1998-RF3, Class AIO IO
     6.100%                         06/15/28          2,774            309,515
Structured Asset Securities Corp. Series
  2003-34A, Class 6A
     5.114%                         11/25/33          1,314          1,315,553
Structured Asset Securities Corp. Series
  2005-2XS, Class 2A2
     5.150%                         02/25/35          1,764          1,769,278
Washington Mutual Mortgage
  Securities Corp. Series 2002-S8, Class 2A7
     5.250%                         01/25/18            983            987,184
Wells Fargo Mortgage-Backed
  Securities Trust Series 2004-7, Class 2A2
     5.000%                         07/25/19          2,539          2,523,912
                                                                  ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $57,658,370)                                                56,872,099
                                                                  ------------
MORTGAGE - BACKED SECURITIES -- 15.3%
Federal National Mortgage Association b
     6.000%                         12/15/35          1,090          1,114,014
Federal National Mortgage Association
  Pool #250888
     7.000%                         04/01/12            109            114,201


    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
MORTGAGE - BACKED SECURITIES (CONTINUED)
Federal National Mortgage Association Pool
  #357576
     5.000%                         05/01/34     $    3,621      $   3,543,602
Federal National Mortgage Association Pool
  #359740
     7.000%                         10/01/26             12             12,583
Federal National Mortgage Association Pool
  #364248
     7.000%                         01/01/27             64             67,649
Federal National Mortgage Association Pool
  #695910
     5.000%                         05/01/18          1,469          1,472,024
Federal National Mortgage Association Pool
  #744361
     5.500%                         10/01/33          1,282          1,286,897
Federal National Mortgage Association Pool
  #756294
     5.500%                         12/01/33          2,330          2,338,665
Federal National Mortgage Association Pool
  #759299
     5.500%                         01/01/34          3,485          3,497,640
Federal National Mortgage Association Pool
  #779482
     5.500%                         06/01/34          4,518          4,529,124
Federal National Mortgage Association Pool
  #780020
     6.000%                         05/01/34          4,149          4,243,851
Federal National Mortgage Association Pool
  #804292
     5.000%                         11/01/34          1,071          1,048,053
Federal National Mortgage Association Pool
  #810426
     6.000%                         03/01/35          1,512          1,546,664
Government National Mortgage Association
  Pool #442138
     8.000%                         11/15/26            230            247,723
Government National Mortgage Association
  Pool #555127
     7.000%                         09/15/31            266            281,013
Government National Mortgage Association
  Pool #780167
     7.000%                         12/15/24            703            746,895
Government National Mortgage Association
  Pool #781040
     7.500%                         11/15/17          1,036          1,111,707
                                                                  ------------
TOTAL MORTGAGE - BACKED SECURITIES
  (Cost $27,238,919)                                                27,202,305
                                                                  ------------
CORPORATE BONDS -- 31.1%
ELECTRIC -- 1.6%
Consolidated Edison Co. of New York
     5.700%                         02/01/34            225            232,411

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
CORPORATE BONDS (CONTINUED)
ELECTRIC (CONTINUED)
Constellation Energy Group, Inc.
     7.600%                         04/01/32     $    1,150      $   1,374,995
Scottish Power P.L.C.
     5.375%                         03/15/15          1,245          1,244,386
                                                                  ------------
                                                                     2,851,792
                                                                  ------------
FINANCE - BANK -- 6.2%
Capital One Financial Corp.
     4.800%                         02/21/12          1,510          1,468,846
Citigroup, Inc.
     6.500%                         01/18/11            220            239,290
European Investment Bank
     2.375%                         06/15/07            780            753,649
First Union Institutional Capital I
     8.040%                         12/01/26            310            331,519
Manufacturers & Traders Trust Co.
     8.000%                         10/01/10          1,000          1,156,149
Marshall & Ilsley Corp.
     4.375%                         08/01/09          2,000          1,981,262
Royal Bank of Scotland Group P.L.C.
     5.000%                         10/01/14          1,560          1,549,509
Sovereign Bank
     4.375%                         08/01/13          2,044          2,007,355
Washington Mutual Bank F.A.
     5.125%                         01/15/15          1,630          1,590,502
                                                                  ------------
                                                                    11,078,081
                                                                  ------------
FINANCE - NON-BANK -- 9.2%
Allstate Life Global Funding Secured MTN
     3.850%                         01/25/08            460            453,404
American Express Credit Corp.
     3.000%                         05/16/08            990            949,196
Associates Corp. N.A.
     6.950%                         11/01/18            420            481,047
CIT Group, Inc.
     5.000%                         02/13/14            450            443,032
Countrywide Home Loan, Inc.
     4.125%                         09/15/09          1,125          1,085,037
EOP Operating L.P.
     7.750%                         11/15/07          1,570          1,690,464
Ford Motor Credit Corp.
     5.800%                         01/12/09          1,175          1,123,145
     7.000% a                       10/01/13            490            475,415
General Electric Capital Corp.
     5.000%                         06/15/07            700            710,849
General Motors Acceptance Corp.
     5.625%                         05/15/09            340            310,449
     6.875%                         09/15/11            325            294,443
Goldman Sachs Group, Inc.
     7.625%                         08/17/05          2,000          2,031,784
     6.125%                         02/15/33          1,000          1,028,583
Lehman Brothers Holdings, Inc.
     4.000%                         01/22/08            350            345,682


    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
     7.000%                         02/01/08     $      220      $     234,896
MetLife, Inc.
     6.375%                         06/15/34            500            540,085
Morgan Stanley
     4.000%                         01/15/10          1,000            963,730
     4.750%                         04/01/14            325            309,994
Simon Property Group L.P.
     5.375%                         08/28/08            740            752,767
SLM Corp.
     5.375%                         05/15/14          1,000          1,013,525
Textron Financial Corp.
     5.875%                         06/01/07          1,065          1,100,686
                                                                  ------------
                                                                    16,338,213
                                                                  ------------
INDUSTRIAL -- 6.5%
Boeing Co.
     8.750%                         09/15/31            590            834,772
Centex Corp.
     4.550%                         11/01/10          1,500          1,451,460
Comcast Corp.
     5.300%                         01/15/14            600            594,517
First Data Corp.
     4.850%                         10/01/14            615            601,722
General Mills, Inc.
     6.000%                         02/15/12          1,285          1,368,341
Goodrich Corp.
     6.450%                         12/15/07            935            981,349
H.J. Heinz Co.
     6.000%                         03/15/08          1,790          1,864,056
John Deere Capital Corp.
     5.100%                         01/15/13            645            653,151
Kroger Co.
     6.800%                         04/01/11            500            542,717
News America, Inc.
     6.550%                         03/15/33            750            784,057
PHH Corp.
     6.000%                         03/01/08            420            434,001
Procter & Gamble Co. - Guaranteed ESOP
  Debentures Series A
     9.360%                         01/01/21            500            657,672
Time Warner, Inc.
     6.875%                         06/15/18            765            842,920
                                                                  ------------
                                                                    11,610,735
                                                                  ------------
OIL -- 2.9%
Anadarko Finance Co.
     7.500%                         05/01/31          1,000          1,230,934
Burlington Resources Finance Co.
     6.500%                         12/01/11          1,000          1,094,096
Conoco Funding Co.
     6.350%                         10/15/11            215            234,636
Conoco, Inc.
     6.950%                         04/15/29          1,335          1,596,394

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
CORPORATE BONDS (CONTINUED)
OIL (CONTINUED)
Marathon Oil Corp.
     5.375%                         06/01/07     $    1,000      $   1,020,966
                                                                  ------------
                                                                     5,177,026
                                                                  ------------
TELEPHONES -- 4.2%
BellSouth Corp.
     6.000%                         11/15/34          1,800          1,797,138
France Telecom S.A.
     8.000%                         03/01/11          1,100          1,260,164
Sprint Capital Corp.
     6.900%                         05/01/19            900            976,994
Verizon Global Funding Corp.
     6.125%                         06/15/07          1,480          1,535,938
Verizon Wireless Capital, L.L.C.
     5.375%                         12/15/06          1,000          1,019,156
Vodafone Group P.L.C.
     7.750%                         02/15/10            860            972,299
                                                                  ------------
                                                                     7,561,689
                                                                  ------------
TRANSPORTATION -- 0.5%
Burlington Northern Santa Fe Corp.
     7.950%                         08/15/30            700            903,583
Federal Express Corp.
     6.720%                         01/15/22              2              2,670
                                                                  ------------
                                                                       906,253
                                                                  ------------
TOTAL CORPORATE BONDS
  (Cost $54,567,547)                                                55,523,789
                                                                  ------------
U.S. TREASURY OBLIGATIONS -- 7.9%
U.S. TREASURY BONDS -- 5.1%
     8.750% a                       08/15/20          4,688          6,686,260
     7.625% a                       02/15/25            810          1,091,570
     6.000%                         02/15/26          1,131          1,294,156
                                                                  ------------
                                                                     9,071,986
                                                                  ------------
U.S. TREASURY NOTES -- 1.6%
     3.375% a                       02/15/08          1,800          1,773,563
     6.000%                         08/15/09            260            279,480
     5.000%                         02/15/11            300            311,684
     4.250% a                       08/15/14            595            583,658
                                                                  ------------
                                                                     2,948,385
                                                                  ------------
U.S. TREASURY STRIPS -- 1.2%
     0.000%                         11/15/27          6,386          2,098,702
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $14,170,373)                                                14,119,073
                                                                  ------------
                                                 Shares
                                               ---------
TEMPORARY INVESTMENTS -- 4.4%
Goldman Sachs Financial Square
  Money Market Portfolio                       2,410,093             2,410,093


                                                 Shares              Value+
                                               ---------          ------------
TEMPORARY INVESTMENTS (CONTINUED)
J.P. Morgan Prime Money Market
  Fund                                         5,386,721      $      5,386,721
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $7,796,814)                                                  7,796,814
                                                                  ------------
    Coupon                                           Par
     Rate                           Maturity        (000)
  ---------                        ----------     ---------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 6.1%
COMMERCIAL PAPER -- 0.6%
UBS Finance, L.L.C.
     2.830%                         04/01/05     $      994            994,053
                                                                  ------------
TIME DEPOSITS -- 0.1%
Chase Manhattan Bank
     2.843%                         04/01/05            226            226,103
                                                                  ------------
VARIABLE RATE OBLIGATIONS -- 5.4%
Bank of America N.A.
     2.580%                         12/31/14          7,471          7,471,130
Merrill Lynch & Co., Inc. Master
  Notes
     2.975%                         04/01/05          2,086          2,086,364
                                                                  ------------
                                                                     9,557,494
                                                                  ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $10,777,650)                                                10,777,650
                                                                  ------------

TOTAL INVESTMENTS -- 107.8%
  (Cost $192,300,723)                                              192,141,045
                                                                  ------------

OTHER ASSETS AND LIABILITIES -- (7.8%)
Interest receivable and other assets                                 1,463,802
Receivable for securities sold                                       1,493,945
Receivable for capital stock sold                                        4,347
Payable upon return of collateral on securities loaned             (10,777,650)
Payable for securities purchased                                    (4,167,992)
Payable for capital stock redeemed                                  (1,570,358)
Dividends payable                                                     (214,739)
Accrued expenses                                                      (100,487)
                                                                  ------------

                                                                   (13,869,132)
                                                                  ------------
NET ASSETS -- 100.0%                                          $    178,271,913
                                                                  ============
--------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                           $192,306,708
                                ============

Gross Appreciation              $  2,357,179
Gross Depreciation                (2,522,842)
                                ------------

Net Depreciation                $   (165,663)
                                ============
+       See Note 1.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

a     Total or partial security on loan.  At March 31, 2005,
      the total market value of the portfolio's securities on loan is $10,676,632, and the total market value of the collateral held by the portfolio is $10,777,650.
b Represents "to-be-announced" (TBA) transactions. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The cost of the security held at March 31, 2005, is $1,117,420.
f,g Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise designated (g), the security is considered liquid.
IO    -- Interest Only Security.

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                              Par
     Rate                Maturity                      (000)         Value+
    ------               --------                      -----       ----------
CORPORATE BONDS -- 85.4%
AEROSPACE & DEFENSE -- 0.8%
Aviall, Inc.
     7.625%              07/01/11                       $165       $  172,425
Gencorp, Inc.
     9.500%              08/15/13                        423          473,760
                                                                  -----------
                                                                      646,185
                                                                  -----------
ALCOHOLIC BEVERAGES -- 0.6%
Constellation Brands, Inc. Series B
     8.125%              01/15/12                        440          473,000
                                                                  -----------
AUTO COMPONENTS -- 0.9%
Navistar International Corp.
     7.500%              06/15/11                        455          460,687
Navistar International Corp. Series
  144A f
     6.250%              03/01/12                        150          143,250
Pep Boys-Manny, Moe & Jack
     7.500%              12/15/14                         80           77,200
                                                                  -----------
                                                                      681,137
                                                                  -----------
AUTOMOBILES -- 0.7%
Adesa, Inc.
     7.625%              06/15/12                         62           62,310
General Motors Corp. a
     7.125%              07/15/13                        550          474,607
                                                                  -----------
                                                                      536,917
                                                                  -----------
BANKS -- 0.3%
Western Financial Bank
     9.625%              05/15/12                        225          250,875
                                                                  -----------
CASINOS -- 1.6%
Boyd Gaming Corp.
     7.750%              12/15/12                        350          368,375
MGM Mirage, Inc.
     6.750%              09/01/12                        750          759,375
Station Casinos, Inc.
     6.500%              02/01/14                        150          149,625
                                                                  -----------
                                                                    1,277,375
                                                                  -----------
CHEMICALS -- 3.7%
Georgia Gulf Corp.
     7.125%              12/15/13                        575          599,437
Hercules, Inc.
     6.750%              10/15/29                        660          650,100
Lyondell Chemical Co.
     10.500%             06/01/13                        475          548,625
NewMarket Corp.
     8.875%              05/01/10                        450          483,750
NOVA Chemicals Corp.
     6.500%              01/15/12                        650          669,500
                                                                  -----------
                                                                    2,951,412
                                                                  -----------
COMMERCIAL SERVICES & SUPPLIES -- 5.2%
CHC Helicopter Corp.
     7.375%              05/01/14                        600          587,250
CP Ships, Ltd. a
     10.375%             07/15/12                        315          361,462
Iron Mountain, Inc.
     7.750%              01/15/15                        375          372,188


    Coupon                                              Par
     Rate                Maturity                      (000)         Value+
    ------               --------                      -----       ----------
CORPORATE BONDS (CONTINUED)
COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
     6.625%              01/01/16                       $250      $   229,375
Mobile Mini, Inc.
     9.500%              07/01/13                        500          565,000
OMI Corp.
     7.625%              12/01/13                        500          521,875
Overseas Shipholding Group
     8.250%              03/15/13                        625          671,875
United Rentals N.A., Inc. a
     7.750%              11/15/13                        275          268,125
     7.000%              02/15/14                         50           46,000
Vertrue, Inc.
     9.250%              04/01/14                        490          507,150
                                                                  -----------
                                                                    4,130,300
                                                                  -----------
CONSTRUCTION & ENGINEERING -- 3.1%
K. Hovnanian Enterprises
     7.750%              05/15/13                        350          369,250
K. Hovnanian Enterprises Series
  144A f
     6.000%              01/15/10                        139          136,491
Meritage Homes Corp. Series 144A f
     6.250%              03/15/15                        250          236,250
Standard Pacific Corp.
     6.250%              04/01/14                        500          477,500
Technical Olympic USA, Inc. a
     7.500%              03/15/11                        475          458,375
URS Corp.
     11.500%             09/15/09                        277          317,165
William Lyon Homes, Inc. a
     7.500%              02/15/14                        550          506,000
                                                                  -----------
                                                                    2,501,031
                                                                  -----------
CONSTRUCTION MATERIALS -- 1.6%
Texas Industries, Inc.
     10.250%             06/15/11                        510          580,125
U.S. Concrete, Inc.
     8.375%              04/01/14                        675          675,000
                                                                  -----------
                                                                    1,255,125
                                                                  -----------
CONTAINERS & PACKAGING -- 1.5%
Greif, Inc.
     8.875%              08/01/12                        575          623,875
Jefferson Smurfit Corp.
     7.500%              06/01/13                        560          560,000
                                                                  -----------
                                                                    1,183,875
                                                                  -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 2.4%
AT&T Corp.
     9.050%              11/15/11                        650          741,812
Citizens Communications Co.
     9.250%              05/15/11                        500          550,000
     6.250%              01/15/13                        175          165,375
GCI, Inc.
     7.250%              02/15/14                        485          472,875
                                                                  -----------
                                                                    1,930,062
                                                                  -----------

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                              Par
     Rate                Maturity                      (000)         Value+
    ------               --------                      -----       ----------
CORPORATE BONDS (CONTINUED)
ELECTRICAL EQUIPMENT -- 1.5%
Rayovac Corp.
     8.500%              10/01/13                       $500      $   517,500
Rayovac Corp. Series 144A f
     7.375%              02/01/15                        137          131,863
Thomas & Betts Corp.
     7.250%              06/01/13                        530          565,495
                                                                  -----------
                                                                    1,214,858
                                                                  -----------
ENERGY EQUIPMENT & SERVICES -- 0.8%
GulfMark Offshore, Inc. Series 144A f
     7.750%              07/15/14                        525          543,375
Hanover Compressor Co.
     9.000%              06/01/14                         75           80,625
                                                                  -----------
                                                                      624,000
                                                                  -----------
FOOD & DRUG RETAILING -- 2.1%
Ingles Markets, Inc.
     8.875%              12/01/11                        575          592,250
Jean Coutu Group (PJC), Inc.
     7.625%              08/01/12                        225          230,625
     8.500% a            08/01/14                        450          439,312
Marsh Supermarkets, Inc. Series B a
     8.875%              08/01/07                        411          411,000
                                                                  -----------
                                                                    1,673,187
                                                                  -----------
FOOD PRODUCTS -- 5.2%
Chiquita Brands International, Inc.
     7.500%              11/01/14                        700          700,000
Del Monte Corp.
     8.625%              12/15/12                        650          706,875
Gold Kist, Inc.
     10.250%             03/15/14                        570          652,650
O'Charley's, Inc.
     9.000%              11/01/13                        660          719,400
Pilgrims Pride Corp.
     9.250%              11/15/13                        650          718,250
Smithfield Foods, Inc. Series B
     7.750%              05/15/13                        625          665,625
                                                                  -----------
                                                                    4,162,800
                                                                  -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
Fisher Scientific International,
  Inc.
     8.000%              09/01/13                        500          546,250
Fisher Scientific International,
  Inc. Series 144A f
     6.750%              08/15/14                        150          153,000
Inverness Medical Innovations, Inc.
     8.750%              02/15/12                        390          397,800
Rotech Healthcare, Inc.
     9.500%              04/01/12                        475          513,000
                                                                  -----------
                                                                    1,610,050
                                                                  -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.7%
NDCHealth Corp.
     10.500%             12/01/12                        600          619,500


    Coupon                                              Par
     Rate                Maturity                      (000)         Value+
    ------               --------                      -----       ----------
CORPORATE BONDS (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
Psychiatric Solutions, Inc.
     10.625%             06/15/13                       $400      $   446,000
Stewart Enterprises Series 144A f
     6.250%              02/15/13                        639          623,025
Tenet Healthcare Corp.
     9.875%              07/01/14                        590          616,550
Triad Hospitals, Inc.
     7.000%              05/15/12                        450          456,750
     7.000%              11/15/13                        200          197,500
                                                                  -----------
                                                                    2,959,325
                                                                  -----------
HOTELS, RESTAURANTS & LEISURE -- 4.5%
Bluegreen Corp.
     10.500%             04/01/08                        335          340,862
Carmike Cinemas, Inc.
     7.500%              02/15/14                        490          483,262
Felcor Lodging L.P.
     9.000%              06/01/11                        600          648,000
Gaylord Entertainment Co.
     8.000%              11/15/13                        475          494,000
Gaylord Entertainment Co. Series
  144A f
     6.750%              11/15/14                        115          109,538
Host Marriott L.P.
     7.000%              08/15/12                        295          293,525
     7.125%              11/01/13                        145          144,638
Host Marriott L.P. Series 144A f
     6.375%              03/15/15                        260          249,600
Intrawest Corp.
     7.500%              10/15/13                        700          705,250
Royal Caribbean Cruises, Ltd.
     6.875%              12/01/13                        100          104,750
                                                                  -----------
                                                                    3,573,425
                                                                  -----------
HOUSEHOLD DURABLES -- 0.8%
Jacuzzi Brands, Inc.
     9.625%              07/01/10                        600          663,000
                                                                  -----------
HOUSEHOLD PRODUCTS -- 1.1%
Alltrista Corp.
     9.750%              05/01/12                        575          615,250
Scotts Co.
     6.625%              11/15/13                        300          304,500
                                                                  -----------
                                                                      919,750
                                                                  -----------
INDUSTRIAL CONGLOMERATES -- 0.8%
Trinity Industries, Inc.
     6.500%              03/15/14                        675          654,750
                                                                  -----------
MACHINERY -- 0.9%
JLG Industries, Inc. a
     8.375%              06/15/12                        450          481,500
Westinghouse Air Brake Technologies
  Corp.
     6.875%              07/31/13                        250          250,000
                                                                  -----------
                                                                      731,500
                                                                  -----------

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                              Par
     Rate                Maturity                      (000)         Value+
    ------               --------                      -----       ----------
CORPORATE BONDS (CONTINUED)
MEDIA -- 5.1%
CanWest Media, Inc. Series 144A f
     8.000%              09/15/12                       $645      $   682,087
Corus Entertainment, Inc.
     8.750%              03/01/12                        250          269,375
Echostar DBS Corp. Series 144A f
     6.625%              10/01/14                        750          728,438
Fisher Communications, Inc.
     8.625%              09/15/14                        675          725,625
Imax Corp.
     9.625%              12/01/10                        575          618,125
R.H. Donnelley Corp. Series 144A f
     6.875%              01/15/13                        392          390,040
Radio One, Inc. Series 144A f
     6.375%              02/15/13                        245          241,938
Reader's Digest Association, Inc.
     6.500%              03/01/11                        100          100,250
Salem Communications Corp.
     7.750%              12/15/10                        300          312,375
                                                                  -----------
                                                                    4,068,253
                                                                  -----------
METALS & MINING -- 2.7%
Arch Western Finance, L.L.C. Series
  144A f
     6.750%              07/01/13                        515          520,150
Century Aluminum Co.
     7.500%              08/15/14                         90           91,350
IPSCO, Inc.
     8.750%              06/01/13                        500          558,750
Russel Metals, Inc.
     6.375%              03/01/14                        250          243,750
Steel Dynamics, Inc.
     9.500%              03/15/09                        510          552,075
Wolverine Tube, Inc. a
     10.500%             04/01/09                        166          175,960
                                                                  -----------
                                                                    2,142,035
                                                                  -----------
MULTILINE RETAIL -- 3.0%
Alimentation Couche-Tard, Inc.
     7.500%              12/15/13                        685          722,675
Central Garden & Pet Co.
     9.125%              02/01/13                        500          540,000
Rent-A-Center, Inc. Series B
     7.500%              05/01/10                        675          675,000
Saks, Inc.
     7.000%              12/01/13                        523          475,930
                                                                  -----------
                                                                    2,413,605
                                                                  -----------
OFFICE ELECTRONICS -- 0.9%
Xerox Corp.
     6.875%              08/15/11                        675          691,031
                                                                  -----------
OIL & GAS -- 10.0%
Chesapeake Energy Corp.
     7.500%              06/15/14                         30           31,875
     7.000%              08/15/14                        300          310,500


    Coupon                                              Par
     Rate                Maturity                      (000)         Value+
    ------               --------                      -----       ----------
CORPORATE BONDS (CONTINUED)
OIL & GAS (CONTINUED)
Compton Petroleum Corp.
     9.900%              05/15/09                       $500      $   545,000
Comstock Resources, Inc.
     6.875%              03/01/12                        500          500,000
Denbury Resources, Inc.
     7.500%              04/01/13                        700          721,000
Energy Partners, Ltd.
     8.750%              08/01/10                        310          333,250
Ferrellgas Partners L.P.
     8.750%              06/15/12                        593          619,685
Frontier Oil Corp.
     6.625%              10/01/11                        600          600,000
Hornbeck Offshore Services, Inc.
     6.125%              12/01/14                         80           79,200
Houston Exploration Co.
     7.000%              06/15/13                        510          520,200
Inergy L. P. Series 144A f
     6.875%              12/15/14                        532          513,380
Newfield Exploration Co.
     6.625%              09/01/14                         80           81,400
Pacific Energy Partners L.P.
     7.125%              06/15/14                        615          639,600
Paramount Resources, Ltd.
     8.500%              01/31/13                        457          460,427
Premcor Refining Group, Inc.
     7.750%              02/01/12                         80           83,000
Stone Energy Corp.
     8.250%              12/15/11                        600          628,500
Suburban Propane Partners
     6.875%              12/15/13                        750          742,500
Western Oil Sands, Inc.
     8.375%              05/01/12                        150          171,527
Whiting Petroleum Corp.
     7.250%              05/01/12                        450          456,750
                                                                  -----------
                                                                    8,037,794
                                                                  -----------
PAPER & FOREST PRODUCTS -- 3.7%
Abitibi-Consolidated, Inc.
     8.550%              08/01/10                        500          510,000
     7.750%              06/15/11                        150          147,750
Bowater, Inc.
     7.950%              11/15/11                        650          677,625
Cascades, Inc.
     7.250%              02/15/13                        525          540,750
Longview Fibre Co.
     10.000%             01/15/09                        575          621,000
Tembec Industries, Inc.
     8.500%              02/01/11                        500          476,250
                                                                  -----------
                                                                    2,973,375
                                                                  -----------
PERSONAL PRODUCTS -- 0.6%
Elizabeth Arden, Inc.
     7.750%              01/15/14                        500          517,500
                                                                  -----------

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                              Par
     Rate                Maturity                      (000)         Value+
    ------               --------                      -----       ----------
CORPORATE BONDS (CONTINUED)
REAL ESTATE -- 7.4%
AMR Real Estate
     8.125%              06/01/12                       $700      $   728,000
Cornell Cos., Inc.
     10.750%             07/01/12                        450          468,000
Corrections Corp. of  America
     7.500%              05/01/11                        500          508,750
Corrections Corp. of America Series
  144A f
     6.250%              03/15/13                         30           28,950
Crescent Real Estate Equities L. P.
     9.250%              04/15/09                        575          626,750
Forest City Enterprises, Inc.
     7.625%              06/01/15                        325          348,563
     6.500%              02/01/17                        345          350,175
M/I Homes, Inc. Series 144A f
     6.875%              04/01/12                        490          487,550
OMEGA Healthcare Investors, Inc.
     7.000%              04/01/14                        750          753,750
Senior Housing Properties Trust
     7.875%              04/15/15                        600          645,000
Trustreet Properties, Inc. Series
  144A f
     7.500%              04/01/15                        391          391,000
Ventas Realty L.P./Ventas Capital
  Corp.
     9.000%              05/01/12                        525          598,500
                                                                  -----------
                                                                    5,934,988
                                                                  -----------
SPECIALTY RETAIL -- 2.3%
CSK Auto Corp.
     7.000%              01/15/14                        265          251,419
Payless Shoesource, Inc. a
     8.250%              08/01/13                        750          772,500
Steinway Musical Instruments, Inc.
     8.750%              04/15/11                        525          561,750
Toys "R" Us, Inc.
     7.875%              04/15/13                        300          269,250
                                                                  -----------
                                                                    1,854,919
                                                                  -----------
TEXTILES & APPAREL -- 2.9%
Oxford Industries, Inc.
     8.875%              06/01/11                        555          591,075
Perry Ellis International, Inc.
  Series B
     8.875%              09/15/13                        325          336,375
Phillips-Van Heusen Corp.
     7.250%              02/15/11                        350          357,000
Russell Corp.
     9.250%              05/01/10                        425          453,688
Warnaco, Inc.
     8.875%              06/15/13                        550          592,625
                                                                  -----------
                                                                    2,330,763
                                                                  -----------
TOBACCO -- 1.0%
Reynolds American, Inc.
     7.250%              06/01/12                        625          643,750


    Coupon                                              Par
     Rate                Maturity                      (000)         Value+
    ------               --------                      -----       ----------
CORPORATE BONDS (CONTINUED)
TOBACCO (CONTINUED)
Standard Commercial Corp.
     8.000%              04/15/12                       $150      $   173,250
                                                                  -----------
                                                                      817,000
                                                                  -----------
TOTAL CORPORATE BONDS
  (Cost $67,770,647)                                               68,385,202
                                                                  -----------






                                                    Shares
                                                   ---------
TEMPORARY INVESTMENTS -- 2.1%
AIM Short-Term Investment Co.
  Liquid Assets Prime Portfolio                    1,342,750        1,342,750
Dreyfus Cash Management Plus #719                    312,946          312,946
                                                                  -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,655,696)                                                 1,655,696
                                                                  -----------


    Coupon                                              Par
     Rate                Maturity                      (000)
    ------               --------                      -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 5.8%
COMMERCIAL PAPER -- 2.5%
UBS Finance, L.L.C.
     2.830%              04/01/05                     $2,012        2,012,110
                                                                  -----------
TIME DEPOSITS -- 0.6%
Chase Manhattan Bank
     2.843%              04/01/05                        458          457,665
                                                                  -----------
VARIABLE RATE OBLIGATIONS -- 2.7%
Merrill Lynch & Co., Inc. Master
  Notes
     2.975%              04/01/05                      2,213        2,213,495
                                                                  -----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $4,683,270)                                                 4,683,270
                                                                  -----------

TOTAL INVESTMENTS -- 93.3%
  (Cost $74,109,613)                                               74,724,168
                                                                  -----------

OTHER ASSETS AND LIABILITIES -- 6.7%
Interest receivable and other assets                                1,533,061
Receivable for securities sold                                      8,522,437
Receivable for capital stock sold                                      17,350
Payable upon return of collateral on securities loaned             (4,683,270)
Dividends payable                                                     (17,732)
Accrued expenses                                                      (39,606)
                                                                  -----------
                                                                    5,332,240
                                                                  -----------
NET ASSETS -- 100.0%                                              $80,056,408
                                                                  ===========

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                            $74,109,613
                                 ===========

Gross Appreciation               $ 1,426,955
Gross Depreciation                  (812,400)
                                 -----------

Net Appreciation                 $   614,555
                                 ===========
+       See Note 1.
a Total or partial security on loan. At March 31, 2005, the total market value of the portfolio's securities on loan is $4,560,553, and the total market value of the collateral held by the portfolio is $4,683,270.
f Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security is considered liquid.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
    Coupon                                              Par
     Rate                   Maturity                   (000)          Value+
    ------                  --------                  -------      ------------
AGENCY OBLIGATIONS -- 36.2%
AID-Israel
     5.500%                 09/18/23                  $ 1,500      $  1,591,335
AID-Peru
     9.980%                 08/01/08                    1,190         1,303,655
Federal Home Loan Mortgage Corp.
     3.625%                 02/15/08                    1,000           986,209
     4.875%                 11/15/13                    1,925         1,936,494
Federal National Mortgage
  Association
     4.375%                 10/15/06                    3,195         3,219,985
     5.250%                 04/15/07                    1,000         1,023,953
     6.250%                 02/01/11                      750           802,382
     6.000%                 05/15/11                    1,000         1,071,989
Housing & Urban Development
     1.740%                 08/01/05                    2,225         2,215,580
Rowan Cos., Inc.
     6.150%                 07/01/10                    2,017         2,103,513
Small Business Administration
  Participation Certificates Series
  1997-10C, Class 1
     6.950%                 05/01/07                      234           235,028
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $16,173,228)                                                 16,490,123
                                                                   ------------
ASSET - BACKED SECURITIES -- 8.8%
AESOP Funding II L.L.C.  Series
  2002-1A, Class A1
     3.850%                 10/20/06                    1,500         1,503,355
Citibank Credit Card Issuance Trust
  Series 2000-A3, Class A3
     6.875%                 11/16/09                      210           223,463
Citibank Credit Card Issuance Trust
  Series 2001-A6, Class A6
     5.650%                 06/16/08                    1,480         1,509,491
Contimortgage Home Equity Loan
  Trust Series 1997-4, Class A7
     6.630%                 09/15/16                      426           426,973
Volkswagen Auto Lease Trust Series
  2002-A, Class A4
     2.750%                 12/20/07                      355           354,588
                                                                   ------------
TOTAL ASSET - BACKED SECURITIES
  (Cost $4,072,626)                                                   4,017,870
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 35.2%
Federal Home Loan Mortgage Corp.
  Series 202, Class IO
     6.500%                 04/01/29                      184            40,058
Federal National Mortgage
  Association Series 1997-20, Class IO
     1.840%                 03/25/27                    1,628            83,985
Federal National Mortgage
  Association Series 1998-T1, Class A
     125.060%               12/28/28                       10             9,560
Federal National Mortgage
  Association Series 2000-M1, Class B
     7.418%                 11/17/18                      611           632,977


    Coupon                                              Par
     Rate                   Maturity                   (000)          Value+
    ------                  --------                  -------      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage
  Association Series 2001-T2, Class
  A
     5.780%                 11/25/10                  $ 1,992      $  2,052,864
Federal National Mortgage
  Association Series 2002-73, Class
  OE
     5.000%                 11/25/17                    1,200         1,187,852
Federal National Mortgage
  Association Series 2003-W6, Class
  2A2
     3.110%                 09/25/42                      519           517,211
Federal National Mortgage
  Association Grantor Trust Series
  2002-T3, Class B
     5.763%                 12/25/11                    2,000         2,115,161
Federal National Mortgage
  Association Grantor Trust Series
  2002-T11, Class IO
     0.347%                 04/25/12                   33,734         1,523,282
Government National Mortgage
  Association Series 2001-12, Class
  A
     5.510%                 01/16/15                      735           749,090
Government National Mortgage
  Association Series 2002-28, Class
  A
     4.776%                 02/16/18                      627           634,346
Government National Mortgage
  Association Series 2003-5, Class A
     3.202%                 04/16/19                    1,409         1,375,077
Government National Mortgage
  Association Series 2004-45, Class
  A
     4.020%                 12/16/21                      962           948,041
Government National Mortgage
  Association Series 2004-09, Class
  IO
     1.314%                 03/16/34                   25,672         1,494,297
LB-UBS Commercial Mortgage Trust
  Series 2003-C1, Class A4
     4.394%                 03/17/32                    1,000           961,649
LB-UBS Commercial Mortgage Trust
  Series 2004-C8, Class A6
     4.799%                 12/15/29                    1,600         1,568,082
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
     6.100%                 06/15/28                    1,087           121,252
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $16,370,071)                                                 16,014,784
                                                                   ------------
MORTGAGE - BACKED SECURITIES -- 2.2%
Federal National Mortgage
  Association Pool #8217
     11.000%                12/01/15                      173           186,381
Government National Mortgage
  Association Pool #8720
     4.125%                 10/20/25                       18            18,138
Government National Mortgage
  Association Pool #162989
     9.000%                 05/15/16                        2             1,655
Government National Mortgage
  Association Pool #227125
     9.000%                 07/15/17                       12            13,491

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
    Coupon                                              Par
     Rate                   Maturity                   (000)          Value+
    ------                  --------                  -------      ------------
MORTGAGE - BACKED SECURITIES (CONTINUED)
Government National Mortgage
  Association Pool #346458
     8.000%                 03/15/23                  $    22      $     24,234
Government National Mortgage
  Association Pool #352110
     7.000%                 08/15/23                      196           208,105
Government National Mortgage
  Association Pool #442138
     8.000%                 11/15/26                      186           200,706
Government National Mortgage
  Association Pool #780389
     9.000%                 08/15/09                      322           338,765
                                                                   ------------
TOTAL MORTGAGE - BACKED SECURITIES
  (Cost $944,412)                                                       991,475
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 10.0%
U.S. TREASURY BONDS -- 5.3%
     8.750% a               08/15/20                      750         1,069,687
     5.500% a               08/15/28                    1,229         1,335,482
                                                                   ------------
                                                                      2,405,169
                                                                   ------------
U.S. TREASURY NOTES -- 3.8%
     6.500%                 10/15/06                      750           781,553
     4.250% a               08/15/14                    1,000           980,938
                                                                   ------------
                                                                      1,762,491
                                                                   ------------
U.S. TREASURY STRIPS -- 0.9%
     0.000%                 11/15/27                    1,227           403,243
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $4,632,492)                                                   4,570,903
                                                                   ------------


                                                     Shares
                                                    ---------
TEMPORARY INVESTMENTS -- 7.0%
Goldman Sachs Financial Square
  Treasury Obligation Portfolio                     1,475,965         1,475,965
J. P. Morgan Prime Money Market Fund                1,686,879         1,686,879
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,162,844)                                                   3,162,844
                                                                   ------------


    Coupon                                              Par
     Rate                   Maturity                   (000)
    ------                  --------                  -------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 7.0%
VARIABLE RATE OBLIGATIONS -- 7.0%
Bank of America N.A.
     2.580%                 12/31/14                  $   780           779,668
Merrill Lynch & Co., Inc. Master
  Notes
     2.975%                 04/01/05                    2,381         2,380,919
                                                                   ------------
                                                                      3,160,587
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $3,160,587)                                                   3,160,587
                                                                   ------------

TOTAL INVESTMENTS -- 106.4%
  (Cost $48,516,260)                                                 48,408,586
                                                                   ------------

OTHER ASSETS AND LIABILITIES -- (6.4%)
Interest receivable and other assets                                    454,238
Receivable for capital stock sold                                           797
Payable upon return of collateral on securities loaned               (3,160,587)
Payable for securities purchased                                        (80,321)
Payable for capital stock redeemed                                      (85,784)
Dividends payable                                                        (8,864)
Accrued expenses                                                        (24,709)
                                                                   ------------

                                                                     (2,905,230)
                                                                   ------------
NET ASSETS -- 100.0%                                               $ 45,503,356
                                                                   ============


----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                      $48,527,935
                                           ===========

Gross Appreciation                         $   681,657
Gross Depreciation                            (801,006)
                                           -----------

Net Depreciation                           $  (119,349)
                                           ===========
+       See Note 1.
a Total or partial security on loan. At March 31, 2005, the total market value of the portfolio's securities on loan is $3,131,660, and the total market value of the collateral held by the portfolio is $3,160,587.
IO      -- Interest Only Security.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
MUNICIPAL BONDS -- 99.8%
ALABAMA -- 2.7%
Alabama Drinking Water Finance Authority
  Revenue Bonds (Revolving Fund Loan)
  Series A
     5.000%                         08/15/14     $    2,875     $    3,061,846
Jefferson County, Alabama, Limited
  Obligation School Warrants Revenue
  Bonds Series A
     5.500%                         01/01/21          2,415          2,593,130
Marshall County, Alabama, Health Care
  Authority Revenue Bonds Series A
     6.250%                         01/01/22            770            822,653
                                                                 -------------
                                                                     6,477,629
                                                                 -------------
ARIZONA -- 9.2%
Arizona School Facilities Board
  Certificates of Participation
  Series A-2
     5.000%                         09/01/17          1,000          1,065,970
Glendale, Arizona, Water & Sewer
  Revenue Bonds
     5.500%                         07/01/08          2,700          2,901,528
     5.500%                         07/01/09          5,000          5,446,000
Phoenix, Arizona, Civic Improvement
  Corp. Wastewater Systems Revenue
  Bonds
     6.250%                         07/01/16          4,945          5,672,607
Phoenix, Arizona, Civic Plaza Building
  Corporate Excise Tax Revenue Bonds
     6.000%                         07/01/12          1,000          1,018,500
Surprise, Arizona, Municipal Property
  Corporate Excise Tax Revenue Bonds
     5.375%                         07/01/14          1,000          1,094,680
University of Arizona Certificates
  of Participation Series A
     4.125%                         06/01/07            750            768,405
     5.250%                         06/01/10          3,505          3,795,319
                                                                 -------------
                                                                    21,763,009
                                                                 -------------
CALIFORNIA -- 12.5%
California State Department of Water
  Resources Power Supply Revenue Bonds
  Series A
     5.500%                         05/01/08          2,500          2,668,425
     5.750%                         05/01/17          5,000          5,510,250
California State Economic Recovery
  General Obligation Bonds Series A
     5.000%                         07/01/16          5,000          5,269,100
California State University Revenue
  Bonds (Systemwise) Series A
     5.000%                         11/01/21          5,000          5,262,600
Lodi, California, Wastewater System
  Revenue Certificates of Participation
  Series A
     5.500%                         10/01/18          1,535          1,696,160
Los Angeles County, California, Unified
  School District General Obligation Bonds
     5.500%                         07/01/12          5,000          5,624,100


    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Sacramento County, California, Sanitation
  District Financing Authority Revenue
  Bonds Series A
     6.000%                         12/01/20     $    3,450     $    3,563,436
                                                                 -------------
                                                                    29,594,071
                                                                 -------------
CONNECTICUT -- 1.2%
New Haven, Connecticut, General
  Obligation Bonds Series B
     5.500%                         11/01/12          2,550          2,813,899
                                                                 -------------
DELAWARE -- 0.5%
Delaware River & Bay Authority
  Revenue Bonds Series A
     5.700%                         01/01/19          1,000          1,113,930
                                                                 -------------
FLORIDA -- 2.0%
Florida Municipal Loan Council Revenue
  Bonds Series A
     5.000%                         02/01/25          2,335          2,434,261
Jacksonville, Florida, Electric Authority
  Electric Systems Revenue Bonds Series
  3A
     5.800%                         10/01/18          1,080          1,090,800
Miami-Dade County, Florida, Educational
  Facilities Authority Revenue Bonds
  Series A
     5.750%                         04/01/14          1,000          1,108,160
                                                                 -------------
                                                                     4,633,221
                                                                 -------------
GEORGIA -- 2.9%
Atlanta, Georgia, Airport Revenue
  Bonds Series A
     5.875%                         01/01/17            750            830,363
College Park, Georgia, Business &
  Industrial Development Authority
  Revenue Bonds (Civic Center
  Project)
     5.500%                         09/01/09          1,855          2,030,557
Fayette County, Georgia, Public Facilities
  Authority Criminal Justice Center
  Revenue Bonds
     6.000%                         06/01/16          1,500          1,704,690
     6.250%                         06/01/17          1,000          1,148,230
Forsyth County, Georgia, Water & Sewer
  Authority Revenue Bonds
     6.250%                         04/01/18          1,000          1,141,680
                                                                 -------------
                                                                     6,855,520
                                                                 -------------
ILLINOIS -- 9.0%
Chicago, Illinois, General Obligation
  Bonds (Neighborhoods Alive 21)
     6.125%                         01/01/22          2,265          2,584,773
Cook County, Illinois, Glencoe School
  District No. 035 General Obligation
  Bonds
     5.750%                         12/01/16          1,210          1,354,462

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Development Finance Authority
  Revenue Bonds (DePaul University)
  Series C
     5.625%                         10/01/20     $    1,000     $    1,084,500
Illinois Educational Facilities
  Authority Revenue Bonds (University
  of Chicago) Series A
     5.250%                         07/01/22          3,000          3,191,490
Illinois Health Facilities Authority
  Revenue Bonds (Advocate Health Care
  Network)
     6.250%                         11/15/14          2,500          2,770,825
     6.375%                         11/15/15          1,580          1,757,623
Illinois Health Facilities Authority
  Revenue Bonds (Condell Medical Center)
     5.000%                         05/15/07            200            204,286
     6.000%                         05/15/10          1,500          1,592,490
Illinois Health Facilities Authority
  Revenue Bonds (Elmhurst Memorial
  Healthcare)
     6.250%                         01/01/17          5,000          5,621,650
Illinois State Sales Tax Revenue Bonds
  Series V
     6.375%                         06/15/20          1,000          1,028,120
                                                                 -------------
                                                                    21,190,219
                                                                 -------------
INDIANA -- 3.0%
Anderson, Indiana, Economic Development
  Revenue Bonds (Anderson University
  Project)
     5.000%                         10/01/07          1,010          1,041,189
     5.000%                         10/01/08          1,015          1,048,414
Indiana Housing Finance Authority
  Revenue Bonds Series B-2
     5.400%                         01/01/17            345            348,919
Indiana University Revenue Bonds (Indiana
  University Facilities)
     5.250%                         11/15/17          1,055          1,154,919
Indiana University Revenue Bonds (Student
  Fee) Series M
     6.000%                         08/01/14          3,170          3,554,489
                                                                 -------------
                                                                     7,147,930
                                                                 -------------
KANSAS -- 0.9%
Kansas State Development Finance Authority
  Public Water Supply Revenue Bonds
     5.200%                         04/01/12          1,000          1,092,570
Olathe, Kansas, Health Facilities Revenue
  Bonds (Olathe Medical Center Project)
  Series A
     5.375%                         09/01/08          1,000          1,070,290
                                                                 -------------
                                                                     2,162,860
                                                                 -------------


    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY -- 0.3%
Hartford County, Kentucky, School
  District Financial Corp. School
  Building Revenue Bonds
     5.700%                         06/01/20     $      550     $      600,309
                                                                 -------------
MASSACHUSETTS -- 9.2%
Lowell, Massachusetts, General Obligation
  Bonds
     6.000%                         02/15/14          1,160          1,310,556
     6.000%                         02/15/15          1,070          1,208,875
Massachusetts Health & Educational
  Facilities Authority Revenue
  Bonds Series C
     6.000%                         07/01/16          1,000          1,116,030
Massachusetts State General Obligation
  Bonds Series A
     5.000%                         03/01/20          5,000          5,271,450
Massachusetts State General Obligation
  Bonds Series B
     6.000%                         06/01/15          2,000          2,256,000
     6.000%                         06/01/16          5,000          5,627,400
Massachusetts State General Obligation
  Bonds Series C
     5.375%                         12/01/15            425            466,374
Springfield, Massachusetts, General
  Obligation Bonds (Municipal
  Purposes Loan)
     6.000%                         10/01/14          1,000          1,120,870
     6.000%                         10/01/15          2,000          2,239,960
Sterling, Massachusetts, General
  Obligation Bonds
     6.000%                         02/15/18          1,000          1,120,210
                                                                 -------------
                                                                    21,737,725
                                                                 -------------
MICHIGAN -- 4.5%
Ferndale, Michigan, General Obligation
  Bonds
     4.000%                         04/01/12            625            639,937
Michigan State Hospital Finance Authority
  Revenue Bonds (Ascension Health Credit)
  Series A
     5.300%                         11/15/33          2,500          2,595,700
Michigan State Hospital Finance Authority
  Revenue Bonds (Chelsea Community
  Hospital)
     5.000%                         05/15/12          2,380          2,396,946
Rochester, Michigan, Community School
  District General Obligation Bonds
  Series I
     5.500%                         05/01/07          1,240          1,305,125
Saline, Michigan, Area Schools General
  Obligation Bonds Series A
     5.750%                         05/01/16          2,000          2,227,080

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
MUNICIPAL BONDS (CONTINUED)
MICHIGAN (CONTINUED)
Walled Lake, Michigan, Consolidated
  School District General
  Obligation Bonds
     5.750%                         05/01/14     $    1,290     $    1,436,467
                                                                 -------------
                                                                    10,601,255
                                                                 -------------
MINNESOTA -- 1.0%
St. Cloud, Minnesota, Health Care Revenue
  Bonds (St. Cloud Hospital Obligation
  Group A)
     5.250%                         05/01/05          1,080          1,082,279
     5.500%                         05/01/15          1,080          1,174,435
                                                                 -------------
                                                                     2,256,714
                                                                 -------------
MISSISSIPPI -- 0.4%
Mississippi State General Obligation
  Bonds
     5.000%                         06/01/05          1,000          1,004,440
                                                                 -------------
MISSOURI -- 2.9%
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (St. Anthony's Medical Center)
     6.000%                         12/01/06          1,445          1,505,387
     6.250%                         12/01/08            750            811,057
     6.250%                         12/01/09          1,725          1,890,565
St. Louis County, Missouri, Pattonville R-3
  School District General Obligation Bonds
     5.500%                         03/01/12          1,240          1,371,366
     5.750%                         03/01/17            450            502,722
     5.750%                         03/01/18            655            731,740
                                                                 -------------
                                                                     6,812,837
                                                                 -------------
NEW HAMPSHIRE -- 1.7%
Nashua, New Hampshire, Capital Improvements
  General Obligation Bonds Series A
     5.500%                         07/15/16          1,155          1,293,554
     5.500%                         07/15/18          1,500          1,668,780
New Hampshire State Health & Educational
  Facilities Revenue Bonds (Concord
  Hospital)
     5.500%                         10/01/21          1,000          1,077,850
                                                                 -------------
                                                                     4,040,184
                                                                 -------------
NEW JERSEY -- 4.7%
Essex County, New Jersey, Improvement
  Authority Lease Revenue General
  Obligation Bonds (County Correctional
  Facilities Project)
     5.750%                         10/01/13          2,000          2,239,900
New Jersey State Transportation Trust
  Fund Revenue Bonds (Transit Systems)
  Series A
     5.125%                         06/15/08          2,000          2,125,320


    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
New Jersey State Transportation Trust
  Fund Revenue Bonds (Transit Systems)
  Series B
     6.000%                         12/15/18     $    4,000     $    4,563,800
New Jersey State Transportation Trust
  Fund Revenue Bonds (Transit Systems)
  Series C
     5.250%                         06/15/19          2,000          2,157,080
                                                                 -------------
                                                                    11,086,100
                                                                 -------------
NEW MEXICO -- 1.3%
University of New Mexico FHA Insured
  Hospital Mortgage Revenue Bonds
     5.000%                         01/01/21          3,000          3,151,530
                                                                 -------------
NEW YORK -- 6.8%
Longwood Central School District Suffolk
  County, New York, General Obligation
  Bonds
     5.625%                         06/15/08          1,080          1,163,981
     5.625%                         06/15/09          1,580          1,726,592
     5.700%                         06/15/14          1,670          1,887,384
     5.700%                         06/15/15          1,895          2,141,672
New York Metropolitan Transportation
  Authority Dedicated Tax Fund Revenue
  Bonds Series A
     6.125%                         04/01/16#         3,000          3,397,200
     6.125%                         04/01/17#         2,000          2,264,800
New York State Thruway Authority
  Highway & Bridge Trust Fund Revenue
  Bonds Series A
     6.000%                         04/01/14          1,000          1,135,210
     6.000%                         04/01/15          1,000          1,125,360
     6.000%                         04/01/16          1,000          1,135,210
                                                                 -------------
                                                                    15,977,409
                                                                 -------------
NORTH CAROLINA -- 0.5%
Charlotte, North Carolina, Storm Water
  Fee Revenue Bonds
     5.650%                         06/01/14          1,000          1,119,980
                                                                 -------------
OHIO -- 12.8%
Cuyahoga County, Ohio, General Obligation
  Bonds
     5.750%                         12/01/15          4,000          4,464,480
Cuyahoga County, Ohio, Hospital Revenue
  Improvement Bonds (Metrohealth System
  Project) Series A
     5.500%                         02/15/12          1,000          1,107,500
     6.150%                         02/15/29          5,000          5,219,100
Franklin County, Ohio, Development
  Revenue  Bonds (American Chemical
  Society Project)
     5.500%                         10/01/12          4,600          4,946,932

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
Franklin County, Ohio, Revenue Bonds
  (Online Computer Library Center)
     5.000%                         04/15/11     $    1,415     $    1,480,854
Hamilton County, Ohio, Sales Tax
  Revenue Bonds Subseries B
     5.750%                         12/01/17          4,000          4,434,160
Ohio State Higher Educational Facility
  Revenue Bonds (John Carroll University
  Project)
     4.750%                         11/15/11            400            421,536
Ohio State University General Receipts
  Revenue Bonds Series A
     6.000%                         12/01/17          1,000          1,120,490
Plain, Ohio, Local School District
  General Obligation Bonds
     6.000%                         12/01/20#         4,070          4,643,382
     6.000%                         12/01/20            930          1,048,919
University of Akron General Receipts
  Revenue Bonds
     5.750%                         01/01/12          1,295          1,445,362
                                                                 -------------
                                                                    30,332,715
                                                                 -------------
PENNSYLVANIA -- 3.7%
Delaware River Port Authority of
  Pennsylvania & New Jersey Revenue
  Bonds
     5.750%                         01/01/15          1,000          1,098,320
     6.000%                         01/01/17          5,500          6,113,030
Pottsville, Pennsylvania, Hospital
  Authority Revenue Bonds (Ascension
  Health Credit) Series A
     5.200%                         11/15/09          1,335          1,438,476
                                                                 -------------
                                                                     8,649,826
                                                                 -------------
PUERTO RICO -- 1.3%
Puerto Rico Housing Finance Authority
  Revenue Bonds (Capital Fund Program)
     5.000%                         12/01/16          1,000          1,074,020
Puerto Rico Municipal Finance Agency
  General Obligation Bonds Series A
     6.000%                         08/01/16          1,000          1,115,270
Puerto Rico Public Buildings Authority
  Government Facilities Revenue Bonds
  Series D
     5.375%                         07/01/12#           825            915,321
                                                                 -------------
                                                                     3,104,611
                                                                 -------------
SOUTH CAROLINA -- 1.2%
Medical University Hospital Authority, FHA
  Insured Mortgage Hospital Facilities
  Revenue Bonds Series A
     5.250%                         02/15/24          2,775          2,928,069
                                                                 -------------


    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
MUNICIPAL BONDS (CONTINUED)
TEXAS -- 1.7%
Harris County, Texas, Improvement
  District No. 1 General Obligation
  Bonds
     5.650%                         09/01/19     $      540     $      584,707
Texas Municipal Power Agency Revenue
  Bonds
     4.000%                         09/01/09          1,000          1,023,950
     4.250%                         09/01/10          1,235          1,268,802
Texas Technical University Financing
  Systems Revenue Bonds Series 7
     5.500%                         08/15/15          1,000          1,103,050
                                                                 -------------
                                                                     3,980,509
                                                                 -------------
VIRGINIA -- 1.0%
Norfolk, Virginia, Water System Revenue
  Bonds
     5.875%                         11/01/15          2,300          2,389,539
                                                                 -------------
WASHINGTON -- 0.9%
Snohomish County, Washington, School
  District No. 201 General Obligation
  Bonds
     5.625%                         12/01/07          2,000          2,133,480
                                                                 -------------
TOTAL MUNICIPAL BONDS
  (Cost $220,807,462)                                              235,659,520
                                                                 -------------


                                                Shares
                                              ---------
TEMPORARY INVESTMENTS -- 1.0%
AIM Tax-Free Investment Co.
  Cash Reserve Portfolio                        357,651                357,651
Goldman Sachs Financial Square
  Tax-Exempt Money Market
  Portfolio                                   1,991,871              1,991,871
                                                                 -------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,349,522)                                                  2,349,522
                                                                 -------------

TOTAL INVESTMENTS -- 100.8%
  (Cost $223,156,984)                                              238,009,042
                                                                 -------------

OTHER ASSETS AND LIABILITIES -- (0.8%)
Interest receivable and other assets                                 3,636,799
Receivable for securities sold                                       2,580,708
Receivable for capital stock sold                                      152,752
Payable for securities purchased                                    (7,415,597)
Payable for capital stock redeemed                                     (23,324)
Dividends payable                                                     (788,541)
Accrued expenses                                                       (89,961)
                                                                 -------------

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      Value+
                                                                  ------------

                                                                    (1,947,164)
                                                                 -------------
NET ASSETS -- 100.0%                                          $    236,061,878
                                                                 =============

-----------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                             $223,156,984
                                                  ============

Gross Appreciation                                $ 14,975,627
Gross Depreciation                                    (123,569)
                                                  ------------

Net Appreciation                                  $ 14,852,058
                                                  ============

+     See Note 1.
# These securities are subject to a demand feature which reduces the remaining maturity.

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
AGENCY OBLIGATIONS -- 1.6%
Federal National Mortgage
  Association
  (Cost $3,836,712)
     5.500%                         03/15/11     $    3,900     $    4,078,784
                                                                 -------------
ASSET - BACKED SECURITIES -- 17.4%
Ameriquest Mortgage Securities,
  Inc. Series 2003-5, Class A3
     3.027%                         07/25/33            763            761,145
Bank One Issuance Trust Series
  2003-C1, Class C1
     4.540%                         09/15/10          2,000          1,995,857
Capital One Multi-Asset Execution
  Trust Series 2004-C1, Class C1
     3.400%                         11/16/09          2,700          2,652,328
Citibank Credit Card Issuance Trust
  Series 2000-A3, Class A3
     6.875%                         11/16/09          3,080          3,277,463
Citibank Credit Card Issuance Trust
  Series 2001-A6, Class A6
     5.650%                         06/16/08          1,350          1,376,901
Citibank Credit Card Issuance Trust
  Series 2001-C3, Class C3
     6.650%                         05/15/08          1,770          1,820,927
Citibank Credit Card Issuance Trust
  Series 2004-A1, Class A1
     2.550%                         01/20/09          3,000          2,919,162
DaimlerChrysler Auto Trust Series
  2005-A, Class A2
     3.170%                         09/08/07          1,000            996,373
First Franklin NIM Trust Series
  2004-FF7A 144A, Class A f,g
     5.000%                         09/27/34          1,199          1,193,980
First National Master Note Trust
  Series 2003-2 144A, Class B f
     3.080%                         04/15/09          3,000          2,948,330
Permanent Financing P.L.C. Series 1,
  Class 2A
     4.200%                         06/10/07          3,500          3,500,000
PG&E Energy Recovery Funding,
  L.L.C. Series 2005-1, Class A5
     4.470%                         12/25/14            600            585,849
Providian Gateway Master Trust
  Series 2004-DA 144A, Class A f
     3.350%                         09/15/11          2,480          2,413,350
Renaissance Home Equity Loan Trust
  Series 2004-2, Class AF2
     3.902%                         07/25/34          3,365          3,339,477
Residential Funding Mortgage Securities
  Series 2001-HS2, Class A5
     6.920%                         04/25/31          2,410          2,404,643
Structured Asset Investment Loan
  Trust Series 2003-BC4, Class 2A2
     1.910%                         05/25/33          1,668          1,669,689


    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
ASSET - BACKED SECURITIES (CONTINUED)
Structured Asset Investment Loan Trust
  Series 2004-5A 144A, Class A f,g
     4.500%                         06/27/34     $      731     $      730,582
Structured Asset Securities Corp.
  Series 2004-5H, Class A2
     4.430%                         12/25/33          3,750          3,736,961
Structured Asset Securities Corp.
  Series 2005-4XS, Class 3A2
     4.270%                         03/25/35          3,436          3,411,304
Volkswagen Auto Lease Trust Series
  2005-A, Class A4
     3.940%                         10/20/10          1,000            991,618
Volkswagen Auto Loan Enhanced Trust
  Series 2003-2, Class A4
     2.940%                         03/22/10          1,690          1,650,948
                                                                 -------------
TOTAL ASSET - BACKED SECURITIES
  (Cost $45,072,654)                                                44,376,887
                                                                 -------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 21.3%
DLJ Commercial Mortgage Corp. Series
  1998-CF2, Class A1A
     5.880%                         11/12/31            700            713,620
DLJ Mortgage Acceptance Corp. Series
  1996-M 144A, Class 1 f
     3.994%                         11/28/11             56             54,675
Federal Home Loan Mortgage Corp. Series
  1385, Class J
     7.000%                         10/15/07          2,135          2,177,735
Federal Home Loan Mortgage Corp. Series
  2513, Class JE
     5.000%                         10/15/17          5,105          5,063,735
Federal Home Loan Mortgage Corp. Series
  2760, Class GC
     3.500%                         02/15/11          2,427          2,421,099
Federal Home Loan Mortgage Corp. Series
  2770, Class QG
     4.500%                         03/15/19          3,741          3,553,612
Federal National Mortgage Association
  Series 1993-197, Class SB
     12.098%                        10/25/08            467            505,541
Federal National Mortgage Association
  Series 1997-20, Class IO
     1.840%                         03/25/27          4,773            246,204
Federal National Mortgage Association
  Series 1997-70, Class PE PO
     9.000%                         04/25/22            625            536,564
Federal National Mortgage Association
  Series 1998-T1, Class A
     125.060%                       12/28/28             12             11,802
Federal National Mortgage Association
  Series 2001-69, Class PE
     6.000%                         11/25/15          2,862          2,904,640
Federal National Mortgage Association
  Series 2002-73, Class OE
     5.000%                         11/25/17          1,000            989,877

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association
  Series 2003-35, Class BC
     5.000%                         05/25/18     $    1,500     $    1,490,872
Federal National Mortgage Association
  Grantor Trust Series 2004-T1,
  Class 1A1
     6.000%                         01/25/44          3,534          3,596,504
Government National Mortgage Association
  Series 2004-84, Class XC IO
     0.514%                         09/16/44         23,680          1,491,753
Government National Mortgage Association
  Series 2004-108, Class C
     5.039%                         12/16/32          1,905          1,878,114
Government National Mortgage Association
  Series 2004-67, Class A
     3.648%                         09/16/17          2,947          2,886,116
LB-UBS Commercial Mortgage Trust Series
  2000-C4, Class A1
     7.180%                         09/15/19          1,295          1,370,074
LB-UBS Commercial Mortgage Trust Series
  2001-C2, Class A1
     6.270%                         06/15/20          1,689          1,762,802
LB-UBS Commercial Mortgage Trust Series
  2003-C1, Class A4
     4.394%                         03/17/32            780            750,086
Master Asset Securitization Trust Series
  2003-11, Class 3A1
     4.500%                         12/25/18          4,247          4,126,109
Morgan Stanley Capital I Series 1998-WF2,
  Class A2
     6.540%                         07/15/30          2,775          2,923,543
Morgan Stanley Capital I Series
  2005-T17, Class A5
     4.780%                         12/13/41          2,275          2,226,644
Residential Accredit Loans, Inc.
  Series 2001-QS10, Class NB4
     6.750%                         08/25/31             80             79,966
Structured Adjustable Rate Mortgage
  Loan Trust Series 2004-14, Class 1A
     5.115%                         10/25/34          4,420          4,437,806
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
     6.100%                         06/15/28          2,736            305,186
Structured Asset Securities Corp.
  Series 2003-34A, Class 6A
     5.114%                         11/25/33          3,186          3,189,220
Structured Asset Securities Corp.
  Series 2005-2XS, Class 2A2
     5.150%                         02/25/35          2,524          2,531,051
                                                                 -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $55,067,203)                                                54,224,950
                                                                 -------------


    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
MORTGAGE - BACKED SECURITIES -- 1.0%
Federal National Mortgage Association
  Pool #124783
     10.500%                        12/01/16     $        5     $        5,363
Federal National Mortgage Association
  Pool #305189
     9.000%                         01/01/25             10             11,414
Federal National Mortgage Association
  Pool #306674
     9.000%                         03/01/25              7              8,085
Federal National Mortgage Association
  Pool #317306
     9.000%                         07/01/25             42             45,992
Federal National Mortgage Association
  Pool #338001
     9.000%                         10/01/25              2              1,842
Federal National Mortgage Association
  Pool #585727
     6.000%                         05/01/16            874            903,089
Federal National Mortgage Association
  Pool #695910
     5.000%                         05/01/18            808            809,613
Government National Mortgage Association
  Pool #326150
     7.000%                         09/15/23             24             25,415
Government National Mortgage Association
  Pool #333668
     7.000%                         07/15/23             60             63,804
Government National Mortgage Association
  Pool #345039
     7.000%                         09/15/23            105            111,761
Government National Mortgage Association
  Pool #345536
     7.000%                         01/15/24             44             46,987
Government National Mortgage Association
  Pool #351638
     7.000%                         06/15/23             74             78,220
Government National Mortgage Association
  Pool #377553
     7.000%                         07/15/25             43             45,845
Government National Mortgage Association
  Pool #383330
     7.000%                         07/15/25             16             16,684
Government National Mortgage Association
  Pool #397755
     7.000%                         05/15/24            121            128,872
Government National Mortgage Association
  Pool #407660
     7.000%                         07/15/25             20             20,922
Government National Mortgage Association
  Pool #780023
     7.000%                         09/15/24             78             82,562

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
MORTGAGE - BACKED SECURITIES (CONTINUED)
Government National Mortgage
  Association Pool #780389
     9.000%                         08/15/09     $       17     $       18,350
                                                                 -------------
TOTAL MORTGAGE - BACKED SECURITIES
  (Cost $2,364,793)                                                  2,424,820
                                                                 -------------
CORPORATE BONDS -- 48.6%
ELECTRIC -- 3.8%
Consolidated Edison, Inc.
     3.625%                         08/01/08          1,285          1,254,238
Constellation Energy Group, Inc.
     6.125%                         09/01/09          1,000          1,054,800
FPL Group Capital, Inc.
     3.250%                         04/11/06          1,700          1,689,783
Pacific Gas & Electric Co.
     4.200%                         03/01/11          1,200          1,157,686
Scottish Power P.L.C.
     5.375%                         03/15/15          1,350          1,349,334
Southern Co. Capital Funding Corp.
     5.300%                         02/01/07          3,000          3,086,757
                                                                 -------------
                                                                     9,592,598
                                                                 -------------
FINANCE - BANK -- 7.6%
Bank of America Corp.
     5.250%                         02/01/07          2,000          2,038,736
     6.250%                         04/15/12          1,065          1,152,032
Bank One Corp.
     7.875%                         08/01/10          1,400          1,596,504
Capital One Bank
     4.250%                         12/01/08          1,000            983,765
European Investment Bank
     2.375%                         06/15/07          3,175          3,067,736
J.P. Morgan Chase & Co.
     3.800%                         10/02/09            480            462,970
     5.125%                         09/15/14          1,920          1,893,122
Manufacturers & Traders Trust Co.
     8.000%                         10/01/10          2,080          2,404,790
Sovereign Bank
     4.375%                         08/01/13          1,300          1,276,693
Union Planters Corp.
     7.750%                         03/01/11          1,750          2,000,882
Washington Mutual Bank F.A.
     5.125%                         01/15/15          1,145          1,117,254
Washington Mutual, Inc.
     5.000%                         03/22/12          1,325          1,319,350
                                                                 -------------
                                                                    19,313,834
                                                                 -------------
FINANCE - NON-BANK -- 12.7%
Allstate Life Global Funding Trust
     4.500%                         05/29/09          1,500          1,495,995
American Express Credit Corp.
     3.000%                         05/16/08          1,615          1,548,436
CIT Group, Inc.
     3.375%                         04/01/09          1,620          1,537,913


    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
     5.000%                         02/13/14     $      710     $      699,006
Countrywide Home Loan, Inc.
     4.125%                         09/15/09          2,965          2,859,674
EOP Operating L.P.
     8.375%                         03/15/06            260            270,390
Ford Motor Credit Corp.
     7.250%                         10/25/11          2,320          2,292,376
     7.000% a                       10/01/13            540            523,927
General Electric Capital Corp.
     5.000%                         06/15/07            360            365,580
     4.875%                         03/04/15            230            225,254
General Motors Acceptance Corp.
     5.625%                         05/15/09            250            228,271
     6.875%                         09/15/11            625            566,236
Household Finance Corp.
     6.375%                         10/15/11          1,850          2,001,234
     4.750%                         07/15/13            465            453,470
John Hancock Financial Services
  Corp
     5.625%                         12/01/08          2,320          2,406,007
Lehman Brothers Holdings, Inc.
     4.000%                         01/22/08          1,745          1,723,472
     7.000%                         02/01/08            565            603,255
Merrill Lynch & Co., Inc.
     3.700%                         04/21/08            400            392,432
     4.125%                         09/10/09          1,475          1,438,914
Morgan Stanley
     3.875%                         01/15/09          3,000          2,919,696
     4.000%                         01/15/10          1,000            963,730
Simon Property Group L.P.
     5.375%                         08/28/08          1,340          1,363,119
SLM Corp.
     4.000%                         01/15/09          3,000          2,937,168
Textron Financial Corp.
     5.875%                         06/01/07          2,400          2,480,419
                                                                 -------------
                                                                    32,295,974
                                                                 -------------
INDUSTRIAL -- 14.6%
AOL Time Warner, Inc.
     6.875%                         05/01/12          1,955          2,138,037
Boeing Capital Corp.
     6.500%                         02/15/12          1,270          1,379,736
Centex Corp.
     4.750%                         01/15/08          1,500          1,500,796
     4.550%                         11/01/10            800            774,112
Comcast Cable Communications, Inc.
     7.125%                         06/15/13            625            696,396
Comcast Corp.
     5.300%                         01/15/14            690            683,695
DaimlerChrysler N.A., Inc.
     4.125%                         03/07/07          1,200          1,183,668
First Data Corp.
     4.700%                         11/01/06          3,105          3,133,184
     4.850%                         10/01/14          1,075          1,051,791

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
Gannett Co., Inc.
     5.500%                         04/01/07     $    1,250     $    1,281,525
Goodrich Corp.
     6.450%                         12/15/07          1,700          1,784,271
H.J. Heinz Co.
     6.000%                         03/15/08          1,700          1,770,332
Hertz Corp.
     6.350%                         06/15/10          1,000            961,917
John Deere Capital Corp.
     5.100%                         01/15/13            750            759,478
Kellogg Co.
     6.600%                         04/01/11          1,500          1,637,040
Kinder Morgan Energy Corp.
     6.750%                         03/15/11          1,860          2,020,382
Kohls Corp.
     6.300%                         03/01/11          3,325          3,577,038
Kroger Co.
     6.800%                         04/01/11          2,565          2,784,138
News America, Inc.
     6.625%                         01/09/08          1,120          1,177,390
PepsiCo, Inc.
     3.200%                         05/15/07          1,650          1,621,541
PHH Corp.
     6.000%                         03/01/08          1,390          1,436,337
Schering-Plough Corp.
     5.300%                         12/01/13          1,135          1,161,446
Unilever Capital Corp.
     6.875%                         11/01/05          1,740          1,783,752
Walt Disney Co.
     6.750%                         03/30/06          1,000          1,026,812
                                                                 -------------
                                                                    37,324,814
                                                                 -------------
NATURAL GAS -- 0.6%
Duke Energy Field Services
     7.875%                         08/16/10          1,380          1,568,762
                                                                 -------------
OIL -- 4.1%
Burlington Resources Finance Co.
     5.600%                         12/01/06          3,100          3,163,073
ChevronTexaco Capital Corp.
     3.375%                         02/15/08          2,215          2,164,943
Conoco Funding Co.
     6.350%                         10/15/11          2,305          2,515,516
Marathon Oil Corp.
     5.375%                         06/01/07          2,500          2,552,415
                                                                 -------------
                                                                    10,395,947
                                                                 -------------
TELEPHONES -- 4.5%
BellSouth Corp.
     4.200%                         09/15/09          1,100          1,075,945
     4.750%                         11/15/12          1,600          1,564,858
France Telecom S.A.
     8.000%                         03/01/11            980          1,122,692


    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
CORPORATE BONDS (CONTINUED)
TELEPHONES (CONTINUED)
Sprint Capital Corp.
     6.125%                         11/15/08     $    1,550     $    1,621,385
Verizon Global Funding Corp.
     6.125%                         06/15/07          1,550          1,608,584
Verizon Wireless Capital, L.L.C.
     5.375%                         12/15/06          2,300          2,344,059
Vodafone Group P.L.C.
     7.750%                         02/15/10          1,830          2,068,961
                                                                 -------------
                                                                    11,406,484
                                                                 -------------
TRANSPORTATION -- 0.7%
Burlington Northern Santa Fe Corp.
     6.750%                         07/15/11            690            758,276
CSX Corp.
     2.750%                         02/15/06          1,000            988,720
     6.750%                         03/15/11            145            158,435
                                                                 -------------
                                                                     1,905,431
                                                                 -------------
TOTAL CORPORATE BONDS
  (Cost $124,241,115)                                              123,803,844
                                                                 -------------
INTERNATIONAL BONDS -- 1.4%
Province of Ontario
     3.375%                         01/15/08          2,445          2,394,029
Republic of Italy
     3.750%                         12/14/07          1,065          1,052,713
                                                                 -------------
TOTAL INTERNATIONAL BONDS
  (Cost $3,506,776)                                                  3,446,742
                                                                 -------------
U.S. TREASURY OBLIGATIONS -- 7.4%
U.S. TREASURY BONDS -- 2.3%
     11.250%                        02/15/15          3,775          5,782,534
                                                                 -------------
U.S. TREASURY NOTES -- 5.1%
     3.375% a                       02/15/08          3,400          3,350,064
     6.000% a                       08/15/09          3,265          3,509,620
     5.000%                         02/15/11            345            358,437
     4.000% a                       11/15/12          3,945          3,852,541
     4.250% a                       08/15/14          1,965          1,927,543
                                                                 -------------
                                                                    12,998,205
                                                                 -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $18,971,344)                                                18,780,739
                                                                 -------------
                                                    Shares
                                                  ---------
TEMPORARY INVESTMENTS -- 0.8%
Goldman Sachs Financial Square
  Money Market Portfolio                          1,737,150          1,737,150
J. P. Morgan Prime Money Market
  Fund                                              193,997            193,997
                                                                 -------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,931,147)                                                  1,931,147
                                                                 -------------

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 5.0%
COMMERCIAL PAPER -- 0.6%
UBS Finance, L.L.C.
     2.830%                         04/01/05     $    1,530     $    1,530,026
                                                                 -------------
TIME DEPOSITS -- 0.1%
Chase Manhattan Bank
     2.843%                         04/01/05            348            348,013
                                                                 -------------
VARIABLE RATE OBLIGATIONS -- 4.3%
Bank of America N.A.
     2.580%                         12/31/14          3,754          3,753,503
Merrill Lynch & Co., Inc. Master
  Notes
     2.975%                         04/01/05          7,207          7,207,364
                                                                 -------------
                                                                    10,960,867
                                                                 -------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $12,838,906)                                                12,838,906
                                                                 -------------

TOTAL INVESTMENTS -- 104.5%
  (Cost $267,830,650)                                              265,906,819
                                                                 -------------

OTHER ASSETS AND LIABILITIES -- (4.5%)
Interest receivable and other assets                                 2,524,389
Receivable for capital stock sold                                       17,249
Payable upon return of collateral on securities
loaned                                                             (12,838,906)
Payable for capital stock redeemed                                    (264,788)
Dividends payable                                                     (668,567)
Accrued expenses                                                      (140,469)
                                                                 -------------

                                                                   (11,371,092)
                                                                 -------------
NET ASSETS -- 100.0%                                           $   254,535,727
                                                                 =============
------------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                        $267,893,382
                                             ============

Gross Appreciation                           $  2,074,965
Gross Depreciation                             (4,061,528)
                                             ------------

Net Depreciation                             $ (1,986,563)
                                             ============
+     See Note 1.
a     Total or partial security on loan.  At March 31, 2005,
      the total market value of the portfolio's securities on loan is $12,663,771, and the total market value of the collateral held by the portfolio is $12,838,906.
f,g Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise designated (g), the security is considered liquid.
IO    -- Interest Only Security.
PO    -- Principal Only Security.

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
MUNICIPAL BONDS -- 99.7%
ALABAMA -- 0.5%
University of Alabama Hospital Revenue
   Bonds Series A
     5.625%                         09/01/16     $      500     $      545,965
                                                                 -------------
CALIFORNIA -- 5.9%
California State Department Water
   Resources Power Supply Revenue Bonds
   Series A
     5.375%                         05/01/22          1,000          1,069,110
California State University Systemwise
   Revenue Bonds Series A
     5.000%                         11/01/22          5,000          5,241,800
                                                                 -------------
                                                                     6,310,910
                                                                 -------------
COLORADO -- 8.7%
Colorado Water Reserve Power
   Development Authority, Clean Water
   Revenue Bonds Series A
     6.250%                         09/01/16          1,000          1,142,361
Douglas County, Colorado, School District
   No. RE-1 General Obligation Bonds
     5.750%                         12/15/18          1,000          1,142,010
E-470 Public Highway Authority of Colorado
   Revenue Bonds Series B
     0.000%                         09/01/29          3,300            862,620
Pueblo, Colorado, Board of Waterworks
   Water Improvement Revenue Bonds
   Series A
     6.000%                         11/01/17          2,370          2,668,810
Pueblo County, Colorado, School District
   No. 070 Pueblo Rural General Obligation
   Bonds
     6.000%                         12/01/18          3,170          3,543,679
                                                                 -------------
                                                                     9,359,480
                                                                 -------------
DELAWARE -- 0.8%
Delaware River & Bay Authority Revenue
   Bonds Series A
     5.750%                         01/01/29            750            837,082
                                                                 -------------
FLORIDA -- 1.0%
Miami-Dade County, Florida, Expressway
   Authority Toll System Revenue Bonds
     6.000%                         07/01/14          1,000          1,124,440
                                                                 -------------
GEORGIA -- 3.2%
Chatham County, Georgia, Hospital
   Authority Revenue Bonds (Memorial
   Health Medical Center) Series A
     6.125%                         01/01/24          1,025          1,111,930
Forsyth County, Georgia, School District
   General Obligation Bonds
     6.000%                         02/01/14          1,000          1,135,040
     6.000%                         02/01/15          1,000          1,135,040
                                                                 -------------
                                                                     3,382,010
                                                                 -------------


    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS -- 11.3%
Chicago, Illinois, General Obligation
   Bonds (Neighborhoods Alive 21)
     6.125%                         01/01/22     $    2,000     $    2,282,360
Chicago, Illinois, General Obligation
   Bonds Series A
     6.000%                         01/01/19          1,835          2,083,129
     6.000%                         01/01/20          1,000          1,135,220
Illinois Finance Authority Revenue Bonds
   (University of Chicago) Series A
     5.000%                         07/01/26          1,000          1,034,330
Illinois State General Obligation Bonds
     6.125%                         01/01/16          5,000          5,619,350
                                                                 -------------
                                                                    12,154,389
                                                                 -------------
MASSACHUSETTS -- 17.3%
Brockton, Massachusetts, General
   Obligation Bonds
     5.750%                         06/01/16            750            832,582
     6.000%                         06/01/19          1,000          1,124,300
Holden, Massachusetts, General Obligation
   Bonds (Municipal Purposes Loan)
     6.000%                         03/01/16          1,000          1,121,150
Massachusetts Development Finance
   Agency Higher Education Revenue
   Bonds (Smith College Issue)
     5.750%                         07/01/23          1,000          1,123,300
Massachusetts State General Obligation
   Bonds Series A
     5.000%                         03/01/23          3,000          3,140,700
Massachusetts State General Obligation
   Bonds Series B
     6.000%                         06/01/14          3,000          3,353,820
Massachusetts State Port Authority
   Revenue Bonds Series C
     6.125%                         07/01/17          1,000          1,115,170
Pittsfield, Massachusetts, General
   Obligation Bonds
     5.000%                         04/15/19          1,000          1,068,300
Springfield, Massachusetts, General
   Obligation Bonds (Municipal Purposes
   Loan)
     6.250%                         10/01/19          5,000          5,644,950
                                                                 -------------
                                                                    18,524,272
                                                                 -------------
MICHIGAN -- 2.8%
Michigan State Hospital Finance Authority
   Revenue Bonds (Chelsea Community
   Hospital)
     5.375%                         05/15/19          3,000          3,021,780
                                                                 -------------
MINNESOTA -- 3.7%
St. Cloud, Minnesota, Health Care Revenue
   Bonds (St. Cloud Hospital Obligation
   Group A)
     6.250%                         05/01/19          3,530          3,980,746
                                                                 -------------

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
MUNICIPAL BONDS (CONTINUED)
MISSOURI -- 3.0%
Missouri State Health & Educational
  Facilities Revenue Bonds (St. Anthony's
  Medical Center)
     6.125%                         12/01/19     $    2,000     $    2,128,680
     6.250%                         12/01/30          1,000          1,067,380
                                                                 -------------
                                                                     3,196,060
                                                                 -------------
NEW HAMPSHIRE -- 0.8%
New Hampshire Health & Educational
  Facilities Revenue Bonds (Exeter
  Project)
     6.000%                         10/01/24            750            810,405
                                                                 -------------
NEW JERSEY -- 4.5%
New Jersey Transportation Trust Fund
  Authority Revenue Bonds Series C
     5.500%                         06/15/21            250            280,605
     5.500%                         06/15/24          4,000          4,489,680
                                                                 -------------
                                                                     4,770,285
                                                                 -------------
NEW YORK -- 0.7%
New York State Dormitory Authority, Mental
  Health Services Facilities Improvement
  Revenue Bonds Series B
     5.250%                         02/15/18            710            786,865
                                                                 -------------
NORTH CAROLINA -- 1.9%
Broad River, North Carolina, Water
  Authority System Revenue Bonds
     5.750%                         06/01/17            635            705,237
     5.375%                         06/01/20          1,000          1,078,860
Harnett County, North Carolina,
  Certificates of Participation
     5.125%                         12/01/23            265            282,819
                                                                 -------------
                                                                     2,066,916
                                                                 -------------
OHIO -- 12.9%
Akron, Ohio, General Obligation Bonds
     6.500%                         11/01/15            865          1,012,422
Avon Lake, Ohio, City School District
  General Obligation Bonds
     5.750%                         12/01/14          1,000          1,121,130
Cleveland, Ohio, Municipal School District
  General Obligation Bonds
     5.250%                         12/01/18          2,330          2,534,551
Marysville, Ohio, General Obligation Bonds
     6.000%                         12/01/29          1,000          1,140,410
Plain, Ohio, Local School District General
  Obligation Bonds
     6.000%                         12/01/25#         1,220          1,391,873
     6.000%                         12/01/25            180            203,123
Rickenbacker, Ohio, Port Authority
  Revenue Bonds Series A
     5.375%                         01/01/32          1,455          1,546,010


    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
Steubenville, Ohio, Hospital Revenue
  Bonds
     6.375%                         10/01/20     $    1,000     $    1,110,800
University of Akron, Ohio, General
  Receipts Revenue Bonds
     6.000%                         01/01/15          2,235          2,518,823
     6.000%                         01/01/16          1,110          1,250,959
                                                                 -------------
                                                                    13,830,101
                                                                 -------------
PENNSYLVANIA -- 3.9%
Chester County, Pennsylvania, Health &
  Educational Authority Hospital Revenue
  Bonds
     6.750%                         07/01/31          1,000          1,049,370
Pittsburgh, Pennsylvania, Public Parking
  Authority Revenue Bonds Series B
     5.000%                         12/01/23          2,000          2,088,960
     4.750%                         12/01/26          1,000          1,017,530
                                                                 -------------
                                                                     4,155,860
                                                                 -------------
RHODE ISLAND -- 1.6%
Cranston, Rhode Island, General Obligation
  Bonds
     6.375%                         11/15/14            500            569,775
     6.375%                         11/15/17          1,000          1,136,790
                                                                 -------------
                                                                     1,706,565
                                                                 -------------
SOUTH CAROLINA -- 1.0%
Medical University Hospital, South Carolina
  Hospital Authority, Hospital Facilities
  Revenue Bonds Series A
     5.000%                         08/15/31          1,000          1,022,450
                                                                 -------------
TENNESSEE -- 1.0%
White House Utility District, Tennessee,
  Robertson & Sumner Counties Water
  Revenue Bonds
     6.000%                         01/01/26          1,000          1,118,420
                                                                 -------------
TEXAS -- 9.6%
Birdville, Texas, Independent School
  District General Obligation Bonds
     6.000%                         02/15/21          2,135          2,368,569
Leander, Texas, Independent School
  District General Obligation Bonds
     0.000%                         08/15/24          5,000          1,585,000
Lewisville, Texas, Independent School
  District Refunding General Obligation
  Bonds
     6.000%                         08/15/17          3,130          3,461,123
Northside, Texas, Independent School
  District General Obligation Bonds
     6.000%                         08/15/14            955          1,078,701

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Texas Municipal Power Agency Revenue
  Bonds
     4.750%                         09/01/14     $    1,750     $    1,784,580
                                                                 -------------
                                                                    10,277,973
                                                                 -------------
VIRGINIA -- 3.6%
Henrico County, Virginia, Economic
  Development Authority Public Facilities
  Lease Revenue Bonds (Regional Jail
  Project)
     6.125%                         11/01/17          2,405          2,733,595
Virginia State Reservoir Authority
  Clean Water Revenue Bonds (State
  Revolving Fund)
     6.000%                         10/01/17          1,000          1,125,990
                                                                 -------------
                                                                     3,859,585
                                                                 -------------
TOTAL MUNICIPAL BONDS
  (Cost $98,032,413)                                               106,842,559
                                                                 -------------
                                                Shares
                                              ---------
TEMPORARY INVESTMENTS -- 3.9%
AIM Tax-Free Investment Co. Cash
  Reserve Portfolio                           3,012,989              3,012,989
Goldman Sachs Financial Square Tax-
  Exempt Money Market Portfolio               1,151,824              1,151,824
                                                                 -------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $4,164,813)                                                  4,164,813
                                                                 -------------

TOTAL INVESTMENTS -- 103.6%
  (Cost $102,197,226)                                              111,007,372
                                                                 -------------

OTHER ASSETS AND LIABILITIES -- (3.6%)
Interest receivable and other assets                                 1,574,604
Receivable for securities sold                                          50,427
Receivable for capital stock sold                                      128,456
Payable for securities purchased                                    (5,228,950)
Payable for capital stock redeemed                                     (46,352)
Dividends payable                                                     (293,613)
Accrued expenses                                                       (53,099)
                                                                 -------------
                                                                    (3,868,527)
                                                                 -------------
NET ASSETS -- 100.0%                                          $    107,138,845
                                                                 =============

-----------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                             $102,197,226
                                  ============

Gross Appreciation                $  8,862,741
Gross Depreciation                     (52,595)
                                  ------------

Net Appreciation                  $  8,810,146
                                  ============
+     See Note 1.
# These securities are subject to a demand feature which reduces the remaining maturity.

                              HARRIS INSIGHT FUNDS
                         ULTRA SHORT DURATION BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                             Par
     Rate                   Maturity                  (000)         Value+
    ------                  --------                  ------     -----------
AGENCY OBLIGATIONS -- 5.9%
Federal Home Loan Bank
     2.500%              11/15/05                     $  100     $    99,423
     2.375%              02/15/06                      1,300       1,286,004
Federal National Mortgage
  Association
     2.750%              08/11/06                      1,000         985,694
                                                                 -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $2,391,888)                                                2,371,121
                                                                 -----------
ASSET - BACKED SECURITIES -- 34.1%
Americredit Automobile Receivables
  Trust Series 2004-1, Class A2
     2.310%              08/06/07                        624         621,625
Americredit Automobile Receivables
  Trust Series 2005-AX, Class A3
     3.630%              01/06/10                        500         494,730
Ameriquest Mortgage Securities,
  Inc. Series 2003-5, Class A3
     3.027%              07/25/33                        147         147,027
Capital Auto Receivables Asset
  Trust Series 2002-1, Class A4
     4.160%              07/16/07                        548         548,290
Capital One Master Trust Series
  2002-4A, Class A
     4.900%              03/15/10                        480         487,184
Carmax Auto Owner Trust Series
  2003-1, Class A4
     2.160%              11/15/09                      1,090       1,058,962
Chase Manhattan RV Owner Trust
  Series 1997-A, Class A10
     6.370%              03/15/10                        101         101,582
CIT Equipment Collateral Series
  2005-VT1, Class B
     4.090%              11/20/12                        455         455,410
CIT Home Equity Loan Trust Series
  2003-1, Class A3
     2.790%              03/20/29                      1,150       1,142,254
Daimler Chrysler Auto Trust  Series
  2002-A, Class A4
     4.490%              10/06/08                        198         199,142
DaimlerChrysler Auto Trust Series
  2005-A, Class A2
     3.170%              09/08/07                        750         747,280
Ford Credit Auto Owner Trust Series
  2002-A, Class B
     4.790%              11/15/06                        730         733,401
Honda Auto Receivables Owner Trust
  Series 2004-3, Class A2
     2.480%              05/18/07                        740         734,944
Household Automotive Trust Series
  2001-1, Class A4
     5.570%              11/19/07                        355         357,778
Nissan Auto Receivables Owner Trust
  Series 2005-A, Class A2
     3.220%              01/16/07                        600         597,679


    Coupon                                             Par
     Rate                   Maturity                  (000)         Value+
    ------                  --------                  ------     -----------
ASSET - BACKED SECURITIES (CONTINUED)
Origen Manufactured Housing
  Contract Trust Series 2004-B,
  Class A1
     2.870%              06/15/13                     $  766     $   758,043
PG&E Energy Recovery Funding Co.,
  L.L.C. Series 2005-1, Class A2
     3.870%              06/25/11                        300         297,152
Renaissance Home Equity Loan Trust
  Series 2004-2, Class AF2
     3.902%              07/25/34                        740         734,387
Structured Asset Securities Corp.
  Series 2005-4XS, Class 3A2
     4.270%              03/25/35                        750         744,609
Volkswagen Auto Lease Trust Series
  2002-A, Class A4
     2.750%              12/20/07                        725         724,158
WFS Financial Owner Trust Series
  2002-2, Class A4
     4.500%              02/20/10                      1,145       1,151,922
World Omni Auto Receivables Trust
  Series 2003-B, Class A4
     2.870%              11/15/10                        930         902,883
                                                                 -----------
TOTAL ASSET - BACKED SECURITIES
  (Cost $13,828,304)                                              13,740,442
                                                                 -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.0%
Federal Home Loan Mortgage Corp.
  Series 2866, Class WA
     5.000%              08/15/16                      1,000       1,016,183
Government National Mortgage
  Association Series 2004-84, Class
  A
     3.624%              05/16/17                        635         620,604
                                                                 -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $1,658,869)                                                1,636,787
                                                                 -----------
CORPORATE BONDS -- 38.9%
ELECTRIC -- 1.3%
Dominion Resources, Inc.
     7.625%              07/15/05                        500         506,096
                                                                 -----------
FINANCE - BANK -- 5.0%
Capital One Bank
     6.875%              02/01/06                        250         256,000
J.P. Morgan Chase & Co.
     6.250%              01/15/06                        820         835,500
NationsBank Corp.
     6.500%              03/15/06                        903         924,900
                                                                 -----------
                                                                   2,016,400
                                                                 -----------
FINANCE - NON-BANK -- 21.2%
Allstate Corp.
     7.875%              05/01/05                        627         629,144
Boeing Capital Corp.
     4.290%              06/20/05                      1,000       1,002,890
CIT Group, Inc.
     4.125%              02/21/06                        935         937,432

                              HARRIS INSIGHT FUNDS
                         ULTRA SHORT DURATION BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                             Par
     Rate                   Maturity                  (000)         Value+
    ------                  --------                  ------     -----------
CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
Ford Motor Credit Co.
     7.600%              08/01/05                     $1,000     $ 1,010,526
General Electric Capital Corp.
     5.375%              03/15/07                        525         536,598
General Motors Acceptance Corp.
     5.250%              05/16/05                        750         751,408
     6.625%              10/15/05                        720         725,496
Household Finance Corp.
     6.500%              01/24/06                        500         510,775
John Deere Capital Corp.
     4.125%              07/15/05                        656         657,556
Merrill Lynch & Co.
     2.940%              01/30/06                      1,000         993,600
National Rural Utilities
  Cooperative Finance Corp.
     6.125%              05/15/05                        800         802,656
                                                                 -----------
                                                                   8,558,081
                                                                 -----------
INDUSTRIAL -- 8.9%
AOL Time Warner, Inc.
     5.625%              05/01/05                        610         610,944
Gannett Co., Inc.
     4.950%              04/01/05                        725         725,000
General Dynamics Corp.
     2.125%              05/15/06                        676         662,714
Viacom, Inc.
     7.750%              06/01/05                      1,060       1,067,074
Walt Disney Co.
     6.750%              03/30/06                        500         513,406
                                                                 -----------
                                                                   3,579,138
                                                                 -----------
TRANSPORTATION -- 2.5%
Burlington Northern Santa Fe Corp.
     6.375%              12/15/05                      1,000       1,017,650
                                                                 -----------
TOTAL CORPORATE BONDS
  (Cost $15,760,581)                                              15,677,365
                                                                 -----------
U.S. TREASURY OBLIGATIONS -- 1.2%
U.S. Treasury Notes
  (Cost $499,237)
     3.125%              05/15/07                        500         493,106
                                                                 -----------
VARIABLE RATE OBLIGATIONS++ -- 12.4%
American Express Credit Corp.
     2.870%              10/14/05                        900         900,402
Countrywide Home Loans,  Inc.
     3.210%              03/29/06                        950         950,349
DaimlerChrysler N.A. Holdings
     3.150%              11/17/06                        750         750,523
Dominion Resources, Inc.
     3.094%              05/15/06                        700         701,910
Lehman Brothers Holdings, Inc.
     2.960%              04/03/06                        725         725,000


    Coupon                                             Par
     Rate                   Maturity                  (000)         Value+
    ------                  --------                  ------     -----------
VARIABLE RATE OBLIGATIONS (CONTINUED)
National Rural Utilities
  Cooperative Finance Corp.
     2.910%              02/17/06                     $  500     $   500,427
U.S. Bank N.A.
     3.200%              06/14/05                        465         465,197
                                                                 -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $4,994,120)                                                4,993,808
                                                                 -----------
COMMERCIAL PAPER -- 1.4%
UBS Finance, L.L.C.
  (Cost $565,000)
     2.830%              04/01/05                        565         565,000
                                                                 -----------


                                                      Shares
                                                      ------
TEMPORARY INVESTMENTS -- 0.0%
AIM Short-Term Investment Co. Liquid
  Assets Prime Portfolio
  (Cost $1)                                                1               1
                                                                 -----------

TOTAL INVESTMENTS -- 97.9%
  (Cost $39,698,000)                                              39,477,630
                                                                 -----------

OTHER ASSETS AND LIABILITIES -- 2.1%
Interest receivable and other assets                                 386,824
Receivable for securities sold                                       604,964
Dividends payable                                                    (48,609)
Accrued expenses                                                     (83,302)
                                                                 -----------

                                                                     859,877
                                                                 -----------
NET ASSETS -- 100.0%                                             $40,337,507
                                                                 ===========

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                               $39,701,942
                                    ===========

Gross Appreciation                  $     7,087
Gross Depreciation                     (231,399)
                                    -----------

Net Depreciation                    $  (224,312)
                                    ===========
+       See Note 1.
++      Rate in effect on 03/31/05.

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     Shares          Value+
                                                     ------       ------------
COMMON STOCK -- 61.3%
AEROSPACE & DEFENSE -- 1.0%
Precision Castparts Corp.                             2,000       $    154,020
Rockwell Collins, Inc.                                7,450            354,545
United Defense Industries, Inc.                       2,557            187,735
                                                                  ------------
                                                                       696,300
                                                                  ------------
ALCOHOLIC BEVERAGES -- 0.1%
Constellation Brands, Inc.
  Class A*                                              900             47,583
                                                                  ------------
AUTOMOBILES -- 0.8%
AutoNation, Inc.* a                                  10,000            189,400
Ford Motor Co. a                                     31,800            360,294
                                                                  ------------
                                                                       549,694
                                                                  ------------
BANKS -- 4.0%
Banco Latinoamericano de
  Exportaciones S. A. Class E                         1,516             30,987
Bank of America Corp.                                 9,700            427,770
CVB Financial Corp.                                   7,092            128,649
Hibernia Corp. Class A                                9,800            313,698
KeyCorp                                               9,700            314,765
Nara Bancorp, Inc.                                    8,052            113,131
Pacific Capital Bancorp                               4,556            135,678
U.S. Bancorp                                         23,360            673,235
United Bankshares, Inc.                               4,447            147,373
Wachovia Corp. a                                      8,900            453,099
Webster Financial Corp.                               3,160            143,496
                                                                  ------------
                                                                     2,881,881
                                                                  ------------
BEVERAGES -- 0.3%
PepsiCo, Inc.                                         3,950            209,468
                                                                  ------------
BIOTECHNOLOGY -- 0.1%
Celgene Corp.*                                        2,900             98,745
                                                                  ------------
BUILDING PRODUCTS -- 0.5%
Masco Corp.                                           5,700            197,619
USG Corp.* a                                          5,608            185,961
                                                                  ------------
                                                                       383,580
                                                                  ------------
CASINOS -- 1.1%
Caesars Entertainment, Inc.*                         27,000            534,330
Shuffle Master, Inc.* a                               8,665            250,938
                                                                  ------------
                                                                       785,268
                                                                  ------------
CHEMICALS -- 0.5%
Ecolab, Inc.                                          2,100             69,405
International Flavors &
  Fragrances, Inc.                                    1,300             51,350
Methanex Corp.                                       14,140            274,740
                                                                  ------------
                                                                       395,495
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.7%
Cendant Corp.                                        24,400            501,176
Dun & Bradstreet Corp.*                               8,200            503,890
Republic Services, Inc.                               6,300            210,924
Total System Services, Inc.                           1,800             44,982
                                                                  ------------
                                                                     1,260,972
                                                                  ------------
COMMUNICATIONS EQUIPMENT -- 1.0%
Cisco Systems, Inc.*                                 10,350            185,161
Motorola, Inc.                                       17,500            261,975


                                                     Shares          Value+
                                                     ------       ------------
COMMON STOCK (CONTINUED)
COMMUNICATIONS EQUIPMENT (CONTINUED)
Qualcomm, Inc. a                                      7,050       $    258,383
                                                                  ------------
                                                                       705,519
                                                                  ------------
COMPUTERS & PERIPHERALS -- 2.4%
Apple Computer, Inc.* a                               6,600            275,022
Dell, Inc.*                                           4,340            166,743
EMC Corp.*                                           29,500            363,440
Hewlett-Packard Co.                                  36,400            798,616
Network Appliance, Inc.*                              3,650            100,959
                                                                  ------------
                                                                     1,704,780
                                                                  ------------
CONSTRUCTION & ENGINEERING -- 0.2%
NVR, Inc.*                                              225            176,625
                                                                  ------------
CONTAINERS & PACKAGING -- 0.1%
Ball Corp. a                                          1,400             58,072
                                                                  ------------
DISTRIBUTORS -- 0.1%
Brightpoint, Inc.*                                    5,920            110,882
                                                                  ------------
DIVERSIFIED FINANCIALS -- 2.7%
Advanta Corp. Class B                                 6,381            146,763
Arch Capital Group, Ltd.*                             6,800            272,272
Capital One Financial Corp. a                         4,630            346,185
CompuCredit Corp.*                                    8,540            227,335
Corrections Corp. of America*                         5,850            225,810
Eaton Vance Corp.                                     2,200             51,568
Federated Investors, Inc. Class
  B                                                   3,600            101,916
Moody's Corp.                                         6,700            541,762
SEI Investments Co.                                   1,300             47,008
                                                                  ------------
                                                                     1,960,619
                                                                  ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.6%
Sprint Corp. (FON Group)                             19,900            452,725
                                                                  ------------
ELECTRIC UTILITIES -- 2.2%
Cleco Corp.                                           2,495             53,144
Exelon Corp.                                          7,200            330,408
PG&E Corp.                                           18,700            637,670
TXU Corp. a                                           3,500            278,705
Xcel Energy, Inc. a                                  17,300            297,214
                                                                  ------------
                                                                     1,597,141
                                                                  ------------
ELECTRICAL EQUIPMENT -- 0.5%
AMETEK, Inc.                                          8,700            350,175
Regal-Beloit Corp.                                    1,779             51,217
                                                                  ------------
                                                                       401,392
                                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
Ingram Micro, Inc. Class A*                           4,800             80,016
Jabil Circuit, Inc.*                                 12,100            345,092
                                                                  ------------
                                                                       425,108
                                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 0.5%
Denbury Resources, Inc.*                             10,180            358,641
                                                                  ------------
FOOD & DRUG RETAILING -- 1.4%
Costco Wholesale Corp.                               13,450            594,221
CVS Corp.                                             2,500            131,550
Ruddick Corp.                                         6,465            149,665
Walgreen Co.                                          2,400            106,608
                                                                  ------------
                                                                       982,044
                                                                  ------------

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     Shares          Value+
                                                     ------       ------------
COMMON STOCK (CONTINUED)
FOOD PRODUCTS -- 0.7%
Chiquita Brands International,
  Inc. a                                             12,950       $    346,801
Hershey Foods Corp.                                     700             42,322
Tyson Foods, Inc. Class A                             6,700            111,756
                                                                  ------------
                                                                       500,879
                                                                  ------------
GAS UTILITIES -- 1.2%
AGL Resources, Inc.                                   5,215            182,160
Kinder Morgan, Inc.                                     700             52,990
ONEOK, Inc. a                                        20,205            622,718
                                                                  ------------
                                                                       857,868
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
Bausch & Lomb, Inc.                                   3,400            249,220
Beckman Coulter, Inc.                                10,700            711,015
Becton, Dickinson & Co.                                 750             43,815
Biomet, Inc.                                          4,600            166,980
CONMED Corp.*                                         7,592            228,671
PerkinElmer, Inc.                                     3,900             80,457
Stryker Corp.                                         2,070             92,343
                                                                  ------------
                                                                     1,572,501
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 4.2%
CIGNA Corp.                                           5,400            482,220
Coventry Health Care, Inc.*                           2,750            187,385
Gilead Sciences, Inc.*                                7,050            252,390
Humana, Inc.* a                                       9,100            290,654
IMS Health, Inc.                                      8,800            214,632
Invitrogen Corp.*                                     3,000            207,600
PacifiCare Health Systems,
  Inc.* a                                             4,200            239,064
PAREXEL International Corp.*                          6,500            152,750
Pharmaceutical Product
  Development, Inc.*                                  2,400            116,280
Priority Healthcare Corp. Class
  B*                                                  9,819            212,385
Psychiatric Solutions, Inc.*                          6,603            303,738
Sunrise Senior Living, Inc.*                          1,126             54,724
UnitedHealth Group, Inc.                              1,912            182,366
WellPoint, Inc.*                                        900            112,815
                                                                  ------------
                                                                     3,009,003
                                                                  ------------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
Bluegreen Corp.*                                      8,000            102,800
Starbucks Corp.*                                      1,800             92,988
Yum! Brands, Inc.                                    15,900            823,779
                                                                  ------------
                                                                     1,019,567
                                                                  ------------
HOUSEHOLD DURABLES -- 0.1%
Lennar Corp. Class A                                    800             45,344
                                                                  ------------
HOUSEHOLD PRODUCTS -- 0.6%
Procter & Gamble Co.                                  8,280            438,840
                                                                  ------------
INDUSTRIAL CONGLOMERATES -- 2.6%
General Electric Co.                                 30,690          1,106,681
Tyco International, Ltd. a                           22,200            750,360
                                                                  ------------
                                                                     1,857,041
                                                                  ------------
INSURANCE -- 4.2%
AFLAC, Inc.                                           6,200            231,012


                                                     Shares          Value+
                                                     ------       ------------
COMMON STOCK (CONTINUED)
INSURANCE (CONTINUED)
Allstate Corp.                                        9,700       $    524,382
American Financial Group, Inc.                        4,700            144,760
AmerUs Group Co.                                      8,610            406,823
Assurant, Inc.                                        7,800            262,860
LandAmerica Financial Group,
  Inc. a                                              2,480            124,074
MetLife, Inc. a                                      13,000            508,300
Safeco Corp.                                         11,300            550,423
W. R. Berkley Corp.                                   5,600            277,760
                                                                  ------------
                                                                     3,030,394
                                                                  ------------
INTERNET SOFTWARE & SERVICES -- 0.7%
Activision, Inc.*                                     3,600             53,280
PEC Solutions, Inc.*                                  8,300            104,414
VeriSign, Inc.*                                       2,500             71,750
Websense, Inc.*                                       2,925            157,365
Yahoo!, Inc.* a                                       4,700            159,330
                                                                  ------------
                                                                       546,139
                                                                  ------------
IT CONSULTING & SERVICES -- 1.8%
Accenture, Ltd. Class A*                             16,300            393,645
Agilysys, Inc.                                       13,547            266,334
Computer Sciences Corp.*                             13,300            609,805
                                                                  ------------
                                                                     1,269,784
                                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
Polaris Industries, Inc.                                700             49,161
                                                                  ------------
MACHINERY -- 0.6%
Danaher Corp.                                         1,700             90,797
Flowserve Corp.*                                      3,105             80,327
ITT Industries, Inc. a                                  500             45,120
Pall Corp.                                            4,600            124,752
Tennant Co.                                           1,680             64,999
                                                                  ------------
                                                                       405,995
                                                                  ------------
MARINE -- 0.4%
General Maritime Corp.*                               6,045            292,820
                                                                  ------------
MEDIA -- 0.4%
Walt Disney Co.                                      10,200            293,046
                                                                  ------------
METALS & MINING -- 1.3%
Alliance Resource Partners L.P.                       3,609            231,986
Commercial Metals Co.                                 6,338            214,795
Nucor Corp.                                           2,500            143,900
Olympic Steel, Inc.* a                                8,911            159,329
United States Steel Corp.                             3,400            172,890
                                                                  ------------
                                                                       922,900
                                                                  ------------
MULTILINE RETAIL -- 0.3%
ShopKo Stores, Inc.*                                  9,610            213,534
                                                                  ------------
OIL & GAS -- 5.1%
Burlington Resources, Inc.                            8,900            445,623
ConocoPhillips                                        8,300            895,072
Exxon Mobil Corp.                                    16,090            958,964
Marathon Oil Corp. a                                  7,900            370,668
Newfield Exploration Co.*                               750             55,695
Tesoro Corp.*                                         9,070            335,771

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     Shares          Value+
                                                     ------       ------------
COMMON STOCK (CONTINUED)
OIL & GAS (CONTINUED)
Valero Energy Corp.                                   8,400       $    615,468
                                                                  ------------
                                                                     3,677,261
                                                                  ------------
PERSONAL PRODUCTS -- 0.3%
Alberto-Culver Co.                                    4,200            201,012
                                                                  ------------
PHARMACEUTICALS -- 2.9%
Abbott Laboratories                                   2,600            121,212
Bristol-Myers Squibb Co.                              8,850            225,321
Eli Lilly & Co.                                         850             44,285
Johnson & Johnson                                    15,540          1,043,667
Perrigo Co.                                           9,200            176,180
Pfizer, Inc.                                         17,660            463,928
                                                                  ------------
                                                                     2,074,593
                                                                  ------------
REAL ESTATE -- 0.4%
American Home Mortgage
  Investment Corp.                                    1,600             45,824
Inland Real Estate Corp.                              3,845             57,791
New Century Financial Corp.                           2,849            133,390
Town & Country Trust                                  2,140             56,603
                                                                  ------------
                                                                       293,608
                                                                  ------------
ROAD & RAIL -- 2.1%
Burlington Northern Santa Fe
  Corp                                                7,400            399,082
Dollar Thrifty Automotive
  Group, Inc.*                                        7,280            238,638
Landstar System, Inc.*                                8,158            267,175
Norfolk Southern Corp.                                3,700            137,085
Yellow Roadway Corp.*                                 8,000            468,320
                                                                  ------------
                                                                     1,510,300
                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.7%
Advanced Micro Devices, Inc.*                         3,850             62,062
AMIS Holdings, Inc.*                                  8,600             97,094
Intel Corp.                                          10,770            250,187
Texas Instruments, Inc. a                             3,600             91,764
                                                                  ------------
                                                                       501,107
                                                                  ------------
SOFTWARE -- 2.4%
Adobe Systems, Inc. a                                10,300            691,851
Autodesk, Inc.                                       13,800            410,688
Microsoft Corp.                                      10,140            245,084
Oracle Corp.*                                        25,810            322,109
Symantec Corp.*                                       4,100             87,453
                                                                  ------------
                                                                     1,757,185
                                                                  ------------
SPECIALTY RETAIL -- 1.4%
American Eagle Outfitters, Inc. a                     6,500            192,075
Children's Place Retail Stores,
  Inc.*                                               6,569            313,670
Home Depot, Inc.                                      4,500            172,080
Staples, Inc. a                                      11,150            350,444
                                                                  ------------
                                                                     1,028,269
                                                                  ------------
TEXTILES & APPAREL -- 0.3%
Coach, Inc.*                                          4,270            241,810
                                                                  ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 0.5%
Nextel Communications, Inc.
  Class A* a                                          2,700             76,734


                                                     Shares          Value+
                                                     ------       ------------
COMMON STOCK (CONTINUED)
WIRELESS TELECOMMUNICATIONS SERVICES (CONTINUED)
Vodafone Group P.L.C.                                11,000       $    292,160
                                                                  ------------
                                                                       368,894
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $35,802,028)                                                44,221,389
                                                                  ------------


    Coupon                                              Par
     Rate                   Maturity                   (000)
    ------                  --------                  -------
ASSET - BACKED SECURITIES -- 4.2%
California Infrastructure Pacific
  Gas & Electric Series 1997-1,
  Class A8
     6.480%                 12/26/09                  $   215           224,960
Citibank Credit Card Issuance Trust
  Series 2001-C3, Class C3
     6.650%                 05/15/08                      220           226,330
Citibank Credit Card Issuance Trust
  Series 2004-A1, Class A1
     2.550%                 01/20/09                      250           243,264
PG&E Energy Recovery Funding,
  L.L.C. Series 2005-1, Class A5
     4.470%                 12/25/14                      520           507,736
Providian Gateway Master Trust
  Series 2004-DA 144A, Class A f
     3.350%                 09/15/11                      240           233,550
Residential Funding Mortgage
  Securities Series 2001-HS2, Class
  A5
     6.920%                 04/25/31                      305           304,385
Structured Asset Securities Corp.
  Series 2004-5H, Class A2
     4.430%                 12/25/33                      340           338,818
Volkswagen Auto Lease Trust Series
  2002-A, Class A4
     2.750%                 12/20/07                      700           699,187
Volkswagen Auto Loan Enhanced Trust
  Series 2003-2, Class A4
     2.940%                 03/22/10                      220           214,916
                                                                   ------------
TOTAL ASSET - BACKED SECURITIES
  (Cost $3,060,579)                                                   2,993,146
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.2%
DLJ Commercial Mortgage Corp.
  Series 1998-CF2, Class A1A
     5.880%                 11/12/31                        5             5,238
Federal Home Loan Mortgage Corp.
  Series 1385, Class J
     7.000%                 10/15/07                      300           306,005
Federal Home Loan Mortgage Corp.
  Series 2513, Class JE
     5.000%                 10/15/17                      450           446,363
Federal Home Loan Mortgage Corp.
  Series 2760, Class GC
     3.500%                 02/15/11                      291           290,532

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                              Par
     Rate                   Maturity                   (000)          Value+
    ------                  --------                  -------      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp.
  Series 2770, Class LA
     4.500%                 04/15/33                  $   327      $    316,827
Federal Home Loan Mortgage Corp.
  Series 2886, Class BE
     4.500%                 11/15/19                      260           243,633
Federal National Mortgage
  Association Series 1993-197,
  Class SB
     12.098%                10/25/08                       62            66,910
Federal National Mortgage
  Association Series 1997-20, Class
  IO
     1.840%                 03/25/27                      585            30,200
Federal National Mortgage
  Association Series 1997-84, Class
  PL IO
     6.500%                 02/25/09                      104             5,964
Federal National Mortgage
  Association Series 2000-M1, Class
  B
     7.418%                 11/17/18                      153           158,244
Federal National Mortgage
  Association Series 2000-T8, Class
  A
     7.413%                 12/25/30                       49            51,931
Federal National Mortgage
  Association Series 2001-68, Class
  PV
     6.000%                 11/25/18                      485           500,362
Federal National Mortgage
  Association Series 2001-69, Class
  PE
     6.000%                 11/25/15                      649           658,385
Federal National Mortgage
  Association Series 2002-73, Class
  OE
     5.000%                 11/25/17                      400           395,951
Federal National Mortgage
  Association Series 2003-W6, Class
  2A2
     3.110%                 09/25/42                      145           144,819
Federal National Mortgage
  Association Grantor Trust Series
  2004-T1, Class 1A1
     6.000%                 01/25/44                      309           314,869
Government National Mortgage
  Association Series 2004-84, Class
  XC IO
     0.514%                 09/16/44                    4,085           257,327
Government National Mortgage
  Association Series 2004-108,
  Class C
     5.039%                 12/16/32                      195           192,248
LB-UBS Commercial Mortgage Trust
  Series 2003-C1, Class A4
     4.394%                 03/17/32                      440           423,125
Master Alternative Loans Trust
  Series 2004-13, Class 12A1
     5.500%                 12/25/19                      360           364,978
Master Asset Securitization Trust
  Series 2003-7, Class 4A33
     5.250%                 09/25/33                      200           195,845


    Coupon                                              Par
     Rate                   Maturity                   (000)          Value+
    ------                  --------                  -------      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Morgan Stanley Capital I Series
  2005-T17, Class A5
     4.780%                 12/13/41                  $   195      $    190,855
Structured Adjustable Rate Mortgage
  Loan Trust Series 2004-14, Class
  1A
     5.115%                 10/25/34                      302           303,592
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
     6.100%                 06/15/28                      138            15,413
Structured Asset Securities Corp.
  Series 2003-34A, Class 6A
     5.114%                 11/25/33                      279           279,057
Structured Asset Securities Corp.
  Series 2005-2XS, Class 2A2
     5.150%                 02/25/35                      265           265,391
Washington Mutual Mortgage
  Securities Corp. Series 2002-S8,
  Class 2A7
     5.250%                 01/25/18                      427           429,470
Wells Fargo Mortgage-Backed
  Securities Trust Series 2004-7,
  Class 2A2
     5.000%                 07/25/19                      300           298,280
Wells Fargo Mortgage-Backed
  Securities Trust Series 2005-AR4,
  Class B1
     4.585%                 04/25/35                      209           203,636
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $7,449,196)                                                   7,355,450
                                                                   ------------
MORTGAGE - BACKED SECURITIES -- 4.7%
Federal Home Loan Mortgage Corp.
  Pool #A15284
     5.500%                 10/01/33                      587           589,369
Federal National Mortgage
  Association b
     6.000%                 12/15/35                      160           163,525
Federal National Mortgage
  Association Pool #345739
     7.500%                 03/01/27                        3             3,681
Federal National Mortgage
  Association Pool #357576
     5.000%                 05/01/34                      476           466,039
Federal National Mortgage
  Association Pool #363317
     7.500%                 11/01/26                        0               268
Federal National Mortgage
  Association Pool #368941
     7.500%                 12/01/26                       18            19,771
Federal National Mortgage
  Association Pool #371323
     7.500%                 03/01/27                       20            21,812
Federal National Mortgage
  Association Pool #555880
     5.500%                 11/01/33                      362           363,259

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                              Par
     Rate                   Maturity                   (000)          Value+
    ------                  --------                  -------      ------------
MORTGAGE - BACKED SECURITIES (CONTINUED)
Federal National Mortgage
  Association Pool #755074
     5.500%                 12/01/33                  $   486      $    487,743
Federal National Mortgage
  Association Pool #756294
     5.500%                 12/01/33                      108           108,472
Federal National Mortgage
  Association Pool #759299
     5.500%                 01/01/34                      320           320,997
Federal National Mortgage
  Association Pool #804292
     5.000%                 11/01/34                      149           145,563
Federal National Mortgage
  Association Pool #810426
     6.000%                 03/01/35                      228           233,201
Government National Mortgage
  Association Pool #442138
     8.000%                 11/15/26                       55            59,656
Government National Mortgage
  Association Pool #553367
     5.500%                 07/15/33                      375           378,697
Government National Mortgage
  Association Pool #555127
     7.000%                 09/15/31                       15            15,906
                                                                   ------------
TOTAL MORTGAGE - BACKED SECURITIES
  (Cost $3,385,913)                                                   3,377,959
                                                                   ------------
CORPORATE BONDS -- 9.8%
ELECTRIC -- 0.6%
AEP Texas Central Co.
     5.500%                 02/15/13                      100           102,161
Consolidated Edison Co. of New York
     5.700%                 02/01/34                       50            51,647
Constellation Energy Group, Inc.
     7.600%                 04/01/32                       60            71,739
PECO Energy Co.
     3.500%                 05/01/08                      200           195,178
                                                                   ------------
                                                                        420,725
                                                                   ------------
FINANCE - BANK -- 1.9%
Bank of America Corp.
     6.250%                 04/15/12                      220           237,978
Capital One Bank
     4.250%                 12/01/08                      160           157,402
     5.000%                 06/15/09                      125           125,677
European Investment Bank
     2.375%                 06/15/07                      230           222,230
J.P. Morgan Chase & Co.
     3.800%                 10/02/09                      200           192,904
Manufacturers & Traders Trust Co.
     8.000%                 10/01/10                      125           144,519
PNC Funding Corp.
     5.250%                 11/15/15                      200           198,784


    Coupon                                              Par
     Rate                   Maturity                   (000)          Value+
    ------                  --------                  -------      ------------
CORPORATE BONDS (CONTINUED)
FINANCE - BANK (CONTINUED)
Royal Bank of Scotland
  Group P.L.C.
     5.000%                 10/01/14                  $   100      $     99,328
                                                                   ------------
                                                                      1,378,822
                                                                   ------------
FINANCE - NON-BANK -- 2.0%
Associates Corp. N.A.
     6.950%                 11/01/18                       60            68,721
Boeing Capital Corp.
     7.375%                 09/27/10                      180           202,518
CIT Group, Inc.
     5.000%                 02/13/14                       55            54,148
Ford Motor Credit Corp.
     5.800%                 01/12/09                      150           143,380
General Electric Capital Corp.
     4.875%                 03/04/15                       75            73,452
General Motors Acceptance Corp.
     5.625%                 05/15/09                       60            54,785
     6.875%                 09/15/11                       45            40,769
Lehman Brothers Holdings, Inc.
     4.000%                 01/22/08                       55            54,321
     7.000%                 02/01/08                       40            42,708
Merrill Lynch & Co., Inc.
     4.125%                 09/10/09                      100            97,554
MetLife, Inc.
     6.375%                 06/15/34                      150           162,026
Simon Property Group L.P.
     5.375%                 08/28/08                       35            35,604
SLM Corp.
     5.375%                 05/15/14                      220           222,976
Textron Financial Corp.
     5.875%                 06/01/07                      200           206,702
                                                                   ------------
                                                                      1,459,664
                                                                   ------------
INDUSTRIAL -- 3.4%
Boeing Co.
     8.750%                 09/15/31                      100           141,487
Caterpillar, Inc.
     7.300%                 05/01/31                      200           249,048
Centex Corp.
     4.750%                 01/15/08                      130           130,069
Comcast Cable Communications, Inc.
     7.125%                 06/15/13                       75            83,567
Comcast Corp.
     5.300%                 01/15/14                      190           188,264
First Data Corp.
     4.850%                 10/01/14                      120           117,409
General Mills, Inc.
     6.000%                 02/15/12                      125           133,107
Goodrich Corp.
     6.450%                 12/15/07                      150           157,436
H.J. Heinz Co.
     6.000%                 03/15/08                      225           234,309

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                              Par
     Rate                   Maturity                   (000)          Value+
    ------                  --------                  -------      ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
John Deere Capital Corp.
     5.100%                 01/15/13                  $   150      $    151,895
Kohls Corp.
     6.300%                 03/01/11                      220           236,676
Kroger Co.
     6.800%                 04/01/11                       85            92,262
News America, Inc.
     6.550%                 03/15/33                      100           104,541
PHH Corp.
     6.000%                 03/01/08                      100           103,334
Procter & Gamble Co. - Guaranteed
  ESOP Debentures Series A
     9.360%                 01/01/21                      150           197,301
Time Warner, Inc.
     6.875%                 06/15/18                      120           132,223
                                                                   ------------
                                                                      2,452,928
                                                                   ------------
NATURAL GAS -- 0.2%
Duke Energy Field Services
     7.875%                 08/16/10                      150           170,518
                                                                   ------------
OIL -- 0.5%
Anadarko Finance Co.
     7.500%                 05/01/31                      120           147,712
Conoco, Inc.
     6.950%                 04/15/29                      165           197,307
                                                                   ------------
                                                                        345,019
                                                                   ------------
TELEPHONES -- 1.1%
BellSouth Corp.
     6.000%                 11/15/34                      235           234,626
France Telecom S.A.
     8.000%                 03/01/11                      100           114,560
Sprint Capital Corp.
     6.900%                 05/01/19                      120           130,266
Verizon Global Funding Corp.
     7.750%                 12/01/30                       30            36,370
Vodafone Group P.L.C.
     7.750%                 02/15/10                      250           282,645
                                                                   ------------
                                                                        798,467
                                                                   ------------
TRANSPORTATION -- 0.1%
CSX Corp.
     6.750%                 03/15/11                       50            54,633
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $6,955,868)                                                   7,080,776
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 7.3%
U.S. TREASURY BONDS -- 1.3%
     8.750%                 05/15/20                      120           170,676
     8.750% a               08/15/20                      548           781,585
                                                                   ------------
                                                                        952,261
                                                                   ------------
U.S. TREASURY NOTES -- 5.8%
     5.750% a               11/15/05                      705           715,933
     3.375% a               02/15/08                      500           492,657


    Coupon                                              Par
     Rate                   Maturity                   (000)          Value+
    ------                  --------                  -------      ------------
U.S. TREASURY OBLIGATIONS (CONTINUED)
U.S. TREASURY NOTES (CONTINUED)
     6.000% a               08/15/09                  $ 1,305      $  1,402,773
     5.000%                 02/15/11                       40            41,558
     4.000% a               11/15/12                    1,400         1,367,188
     4.250% a               08/15/13                      200           197,289
                                                                   ------------
                                                                      4,217,398
                                                                   ------------
U.S. TREASURY STRIPS -- 0.2%
     0.000%                 11/15/27                      396           130,142
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $5,391,579)                                                   5,299,801
                                                                   ------------


                                                      Shares
                                                     -------
TEMPORARY INVESTMENTS -- 2.7%
Dreyfus Cash Management Plus
  #719                                                182,978           182,978
Goldman Sachs Financial Square
  Money Market Portfolio                            1,680,667         1,680,667
J. P. Morgan Prime Money Market
  Fund                                                110,795           110,795
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,974,440)                                                   1,974,440
                                                                   ------------


    Coupon                                              Par
     Rate                   Maturity                   (000)
    ------                  --------                  -------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 17.4%
CERTIFICATES OF DEPOSIT -- 1.7%
Banco Santander S.A.
     2.720%                 06/07/05                  $   535           535,203
Eurohypo A.G.
     2.780%                 04/18/05                      700           700,266
Societe Generale
     2.760%                 06/14/05                       12            12,154
                                                                   ------------
                                                                      1,247,623
                                                                   ------------
COMMERCIAL PAPER -- 4.2%
Countrywide Home Loans, Inc.
     2.816%                 04/27/05                      435           434,040
Liberty Funding Corp.
     2.800%                 04/22/05                      383           382,392
Norddeutsche Landesbank S.A.
     2.805%                 04/18/05                      309           308,808
Skandinaviska Enskilda Banken AB
     2.800%                 01/17/06                      190           189,615
Thames Asset Global Securitization,
  Inc.
     2.800%                 04/20/05                      480           478,628
UBS Finance, L.L.C.
     2.830%                 04/01/05                    1,272         1,271,993
                                                                   ------------
                                                                      3,065,476
                                                                   ------------
TIME DEPOSITS -- 0.8%
Chase Manhattan Bank
     2.843%                 04/01/05                      564           563,779
                                                                   ------------

    Coupon                                              Par
     Rate                   Maturity                   (000)          Value+
    ------                  --------                  -------      ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
VARIABLE RATE OBLIGATIONS -- 10.7%
Bank of America N.A.
     2.580%                 12/31/14                  $ 2,790      $  2,789,677
Goldman Sachs Group, Inc.
     2.955%                 07/29/05                       40            39,619
Lehman Brothers Holdings, Inc.
     2.935%                 10/28/05                      693           692,850
Merrill Lynch & Co., Inc. Master
  Notes
     2.975%                 04/01/05                    2,853         2,853,451
Morgan Stanley
     2.840%                 04/12/05                      470           470,081
     2.820%                 12/19/05                      624           624,098
Natexis Banques
     2.925%                 01/20/06                      224           223,707
                                                                   ------------
                                                                      7,693,483
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $12,570,361)                                                 12,570,361
                                                                   ------------

TOTAL INVESTMENTS -- 117.6%
  (Cost $76,589,964)                                                 84,873,322
                                                                   ------------

OTHER ASSETS AND LIABILITIES -- (17.6%)
Dividends receivable and other assets                                   312,022
Receivable for securities sold                                          225,115
Receivable for capital stock sold                                       191,650
Payable upon return of collateral on securities loaned              (12,570,361)
Payable for securities purchased                                       (623,834)
Payable for capital stock redeemed                                     (168,344)
Accrued expenses                                                        (58,672)
                                                                   ------------

                                                                    (12,692,424)
                                                                   ------------
NET ASSETS -- 100.0%                                               $ 72,180,898
                                                                   ============


----------
 The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

 Basis                                                             $ 76,677,046
                                                                   ============

 Gross Appreciation                                                $  9,195,093
 Gross Depreciation                                                    (998,817)
                                                                   ------------

 Net Appreciation                                                  $  8,196,276
                                                                   ============

+       See Note 1.
*       Non-income producing security.
a Total or partial security on loan. At March 31, 2005, the total market value of the portfolio's securities on loan is $12,265,596, and the total market value of the collateral held by the portfolio is $12,570,361.
b Represents "to-be-announced" (TBA) transactions. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The cost of the security held at March 31, 2005, is $164,025.
f Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security is considered liquid.
IO      -- Interest Only Security.

                              HARRIS INSIGHT FUNDS
                                CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK -- 99.2%
AEROSPACE & DEFENSE -- 4.1%
General Dynamics Corp.                               26,200   $      2,804,710
Rockwell Collins, Inc. a                             27,200          1,294,448
United Technologies Corp.                            14,000          1,423,240
                                                                  ------------
                                                                     5,522,398
                                                                  ------------
AUTO COMPONENTS -- 0.7%
TRW Automotive Holdings Corp.*                       49,600            963,728
                                                                  ------------
BANKS -- 5.5%
Bank of America Corp.                                63,400          2,795,940
U.S. Bancorp                                         44,320          1,277,302
Wachovia Corp. a                                     65,700          3,344,787
                                                                  ------------
                                                                     7,418,029
                                                                  ------------
BEVERAGES -- 0.7%
Pepsi Bottling Group, Inc.                           34,000            946,900
                                                                  ------------
BIOTECHNOLOGY -- 1.4%
Cephalon Inc.*                                       42,000          1,966,860
                                                                  ------------
CHEMICALS -- 2.1%
Monsanto Co.                                         29,800          1,922,100
Praxair, Inc.                                        19,400            928,484
                                                                  ------------
                                                                     2,850,584
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.3%
BISYS Group, Inc.*                                   64,700          1,014,496
Cendant Corp.                                       105,200          2,160,808
                                                                  ------------
                                                                     3,175,304
                                                                  ------------
COMMUNICATIONS EQUIPMENT -- 4.1%
Motorola, Inc.                                      207,000          3,098,790
Qualcomm, Inc.                                       65,500          2,400,575
                                                                  ------------
                                                                     5,499,365
                                                                  ------------
COMPUTERS & PERIPHERALS -- 5.6%
Apple Computer, Inc.*                                51,200          2,133,504
Dell, Inc.*                                          50,860          1,954,041
EMC Corp.*                                           68,400            842,688
International Business Machines Corp.                10,710            978,680
Western Digital Corp.*                              135,900          1,732,725
                                                                  ------------
                                                                     7,641,638
                                                                  ------------
DIVERSIFIED FINANCIALS -- 7.4%
Bear Stearns Cos., Inc.                              10,200          1,018,980
Capital One Financial Corp. a                        19,412          1,451,435
CIT Group, Inc.                                      25,000            950,000
JPMorgan Chase & Co.                                 54,300          1,878,780
Lehman Brothers Holdings, Inc.                       31,000          2,918,960
Moody's Corp.                                        22,900          1,851,694
                                                                  ------------
                                                                    10,069,849
                                                                  ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 1.4%
Sprint Corp. (FON Group)                             82,000          1,865,500
                                                                  ------------
ELECTRIC UTILITIES -- 5.2%
Dominion Resources, Inc.                             35,700          2,657,151
Southern Co.                                         89,380          2,844,965
Xcel Energy, Inc. a                                  92,300          1,585,714
                                                                  ------------
                                                                     7,087,830
                                                                  ------------
ELECTRICAL EQUIPMENT -- 0.7%
AMETEK, Inc.                                         24,700            994,175
                                                                  ------------


                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
FOOD & DRUG RETAILING -- 4.8%
Costco Wholesale Corp.                               42,600   $      1,882,068
CVS Corp.                                            35,800          1,883,796
Del Monte Foods Co.*                                175,600          1,905,260
Wal-Mart Stores, Inc.                                15,525            777,958
                                                                  ------------
                                                                     6,449,082
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
Stryker Corp.                                        35,300          1,574,733
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.4%
Caremark Rx, Inc.* a                                 45,743          1,819,657
Invitrogen Corp.*                                    14,200            982,640
WellPoint, Inc.*                                     14,100          1,767,435
                                                                  ------------
                                                                     4,569,732
                                                                  ------------
HOTELS, RESTAURANTS & LEISURE -- 1.7%
Starbucks Corp.*                                     11,450            591,507
Yum! Brands, Inc.                                    34,400          1,782,264
                                                                  ------------
                                                                     2,373,771
                                                                  ------------
HOUSEHOLD PRODUCTS -- 2.6%
Procter & Gamble Co.                                 67,540          3,579,620
                                                                  ------------
INDUSTRIAL CONGLOMERATES -- 4.2%
General Electric Co.                                114,952          4,145,169
Tyco International, Ltd.                             43,900          1,483,820
                                                                  ------------
                                                                     5,628,989
                                                                  ------------
INSURANCE -- 4.9%
Allstate Corp.                                       40,600          2,194,836
Assurant, Inc.                                       46,600          1,570,420
MetLife, Inc.                                        72,600          2,838,660
                                                                  ------------
                                                                     6,603,916
                                                                  ------------
IT CONSULTING & SERVICES -- 0.6%
Alliance Data Systems Corp.*                         19,700            795,880
                                                                  ------------
MACHINERY -- 3.7%
American Standard Cos., Inc.                         24,100          1,120,168
Danaher Corp.                                        55,000          2,937,550
Deere & Co.                                          14,000            939,820
                                                                  ------------
                                                                     4,997,538
                                                                  ------------
METALS & MINING -- 0.3%
Alcoa, Inc.                                          14,400            437,616
                                                                  ------------
MULTI-UTILITIES -- 0.5%
NRG Energy, Inc.*                                    18,100            618,115
                                                                  ------------
OIL & GAS -- 9.6%
Apache Corp.                                         17,800          1,089,894
Exxon Mobil Corp.                                    81,090          4,832,964
Marathon Oil Corp.                                   58,975          2,767,107
Occidental Petroleum Corp.                           15,100          1,074,667
Premcor, Inc.                                        32,100          1,915,728
Valero Energy Corp.                                  19,000          1,392,130
                                                                  ------------
                                                                    13,072,490
                                                                  ------------
PAPER & FOREST PRODUCTS -- 2.2%
Weyerhaeuser Co.                                     43,400          2,972,900
                                                                  ------------
PERSONAL PRODUCTS -- 1.4%
Avon Products, Inc.                                  45,200          1,940,888
                                                                  ------------

                              HARRIS INSIGHT FUNDS
                                CORE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
PHARMACEUTICALS -- 4.2%
Abbott Laboratories                                  29,600       $  1,379,952
Eon Labs, Inc.*                                      21,900            662,256
Johnson & Johnson                                    16,600          1,114,856
Pfizer, Inc.                                         49,170          1,291,696
Sanofi-Aventis ADR a                                 30,600          1,295,604
                                                                  ------------
                                                                     5,744,364
                                                                  ------------
REAL ESTATE -- 0.5%
Thornburg Mortgage, Inc. a                           22,300            625,292
                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.0%
Intel Corp.                                          56,205          1,305,642
                                                                  ------------
SOFTWARE -- 6.4%
Adobe Systems, Inc.                                  32,600          2,189,742
Autodesk, Inc.                                       30,900            919,584
Citrix Systems, Inc.* a                              72,500          1,726,950
Microsoft Corp.                                     128,360          3,102,461
Symantec Corp.*                                      32,200            686,826
                                                                  ------------
                                                                     8,625,563
                                                                  ------------
SPECIALTY RETAIL -- 1.9%
Home Depot, Inc.                                     66,100          2,527,664
                                                                  ------------
TEXTILES & APPAREL -- 1.4%
Coach, Inc.*                                         15,350            869,271
Nike, Inc. Class B                                   12,900          1,074,699
                                                                  ------------
                                                                     1,943,970
                                                                  ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 1.5%
Nextel Communications, Inc. Class A* a               48,600          1,381,212
Vodafone Group P.L.C. ADR                            26,900            714,464
                                                                  ------------
                                                                     2,095,676
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $116,491,436)                                              134,485,601
                                                                  ------------
TEMPORARY INVESTMENTS -- 1.1%
Dreyfus Cash Management Plus #719                         7                  7
Goldman Sachs Financial Square
  Money Market Portfolio                          1,398,829          1,398,829
J.P. Morgan Prime Money Market Fund                  48,723             48,723
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,447,559)                                                  1,447,559
                                                                  ------------
    Coupon                                           Par
     Rate                           Maturity        (000)
  ---------                        ----------     ---------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 8.4%
COMMERCIAL PAPER -- 3.2%
Countrywide Home Loans, Inc.
    2.816%                          04/27/05     $    3,196          3,189,465
Skandinaviska Enskilda Banken AB
    2.800%                          01/17/06            190            190,199


    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
COMMERCIAL PAPER (CONTINUED)
UBS Finance, L.L.C.
     2.830%                         04/01/05     $    1,002      $   1,002,216
                                                                  ------------
                                                                     4,381,880
                                                                  ------------
TIME DEPOSITS -- 0.5%
Chase Manhattan Bank
     2.843%                         04/01/05            698            697,978
                                                                  ------------
VARIABLE RATE OBLIGATIONS -- 4.7%
Lehman Brothers Holdings, Inc.
     2.935%                         10/28/05          1,119          1,118,585
Merrill Lynch & Co., Inc. Master Notes
     2.975%                         04/01/05          1,103          1,102,524
Morgan Stanley
     2.820%                         12/19/05          1,442          1,442,167
Natexis Banques
     2.925%                         01/20/06          1,049          1,049,196
Sedna Finance Corp.
     2.780%                         10/17/05          1,572          1,572,062
                                                                  ------------
                                                                     6,284,534
                                                                  ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $11,364,392)                                                11,364,392
                                                                  ------------

TOTAL INVESTMENTS -- 108.7%
  (Cost $129,303,387)                                              147,297,552
                                                                  ------------
OTHER ASSETS AND LIABILITIES -- (8.7%)
Dividends receivable and other assets                                  128,025
Receivable for capital stock sold                                       27,151
Payable upon return of collateral on securities loaned             (11,364,392)
Payable for securities purchased                                      (409,427)
Payable for capital stock redeemed                                     (74,625)
Accrued expenses                                                      (111,817)
                                                                  ------------

                                                                   (11,805,085)
                                                                  ------------
NET ASSETS -- 100.0%                                          $    135,492,467
                                                                  ============
-----------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                           $129,991,397
                                ============

Gross Appreciation              $ 18,698,817
Gross Depreciation                (1,392,662)
                                ------------

Net Appreciation                $ 17,306,155
                                ============
+     See Note 1.
*     Non-income producing security.

                              HARRIS INSIGHT FUNDS
                                CORE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

a Total or partial security on loan. At March 31, 2005, the total market value of the portfolio's securities on loan is $11,003,331, and the total market value of the collateral held by the portfolio is $11,364,392.
ADR   -- American Depositary Receipt.

                              HARRIS INSIGHT FUNDS
                              EMERGING MARKETS FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     Shares           Value+
                                                  -----------      ------------
COMMON STOCK -- 97.2%
ARGENTINA -- 1.2%
Tenaris S.A. ADR                                       56,211      $  3,457,539
                                                                   ------------
BRAZIL -- 12.2%
Banco Bradesco S.A.                                   186,000         4,687,606
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR                                          134,660         2,826,513
Companhia Energetica de Minas
  Gerais                                          224,330,000         4,472,255
Companhia Vale do Rio Doce ADR                        188,280         5,002,599
Petroleo Brasileiro S.A. ADR a                        256,620        11,337,472
Tele Norte Leste Participacoes
  S.A. ADR                                            211,000         3,264,170
Telesp Celular Participacoes
  S.A. ADR*                                           851,366         5,091,169
                                                                   ------------
                                                                     36,681,784
                                                                   ------------
CHINA -- 6.6%
China Mobile, Ltd.                                  1,805,520         5,903,154
Datang International Power
  Generation Co., Ltd.                              5,209,960         3,774,196
Denway Motors, Ltd.                                 9,630,280         3,395,574
Ping An Insurance (Group) Co.
  of China, Ltd.*                                   4,178,280         6,616,161
                                                                   ------------
                                                                     19,689,085
                                                                   ------------
CROATIA -- 0.6%
Pliva D.D. Series 144A GDRf                           148,190         1,674,547
                                                                   ------------
HONG KONG -- 4.4%
HSBC Holdings P.L.C.                                  217,762         3,462,146
Hutchison Whampoa, Ltd.                               530,450         4,505,800
Johnson Electric Holdings, Ltd.                     5,613,180         5,073,874
                                                                   ------------
                                                                     13,041,820
                                                                   ------------
HUNGARY -- 3.5%
BorsodChem Rt.                                        220,000         3,004,117
Gedeon Richter Rt.                                     34,460         4,745,386
OTP Bank Rt.                                           80,350         2,753,522
                                                                   ------------
                                                                     10,503,025
                                                                   ------------
INDIA -- 4.0%
Gujarat Ambuja Cements, Ltd.                          690,000         6,346,136
Zee Telefilms, Ltd.                                 1,802,120         5,732,611
                                                                   ------------
                                                                     12,078,747
                                                                   ------------
INDONESIA -- 2.7%
PT Indonesian Satellite Corp.
  TBK                                              15,886,220         8,177,964
                                                                   ------------
KOREA -- 17.6%
Hyundai Motor Co., Ltd.                               100,580         5,447,464
Kookmin Bank ADR                                      241,691        10,791,503
LG Chem, Ltd.                                         190,360         7,685,633
Samsung Electronics Co., Ltd.
  Series 144A GDR f                                    62,200        15,394,500
Shinsegae Co., Ltd.                                    29,260         9,032,998
SK Telecom Co., Ltd. ADR a                            225,140         4,439,761
                                                                   ------------
                                                                     52,791,859
                                                                   ------------
MALAYSIA -- 1.0%
Maxis Communications BHD                            1,237,900         3,078,462
                                                                   ------------


                                                     Shares           Value+
                                                  -----------      ------------

COMMON STOCK (CONTINUED)
MEXICO -- 4.8%
America Movil S.A. de C.V. -L
  ADR a                                                82,990      $  4,282,284
Cemex S.A. de C.V. a                                   80,039         2,901,414
Coca-Cola Femsa S.A. de C.V. ADR                      158,820         3,838,679
Grupo Financiero Banorte S.A.
  de C.V.                                             499,430         3,247,200
                                                                   ------------
                                                                     14,269,577
                                                                   ------------
POLAND -- 1.0%
Prokom Software S.A.*                                  71,696         2,932,655
                                                                   ------------
RUSSIA -- 8.6%
Lukoil Holding ADR                                     87,120        11,796,048
Norilsk Nickel Mining and
  Metallurgical Co. ADR                                74,060         4,321,401
Surgutneftegaz ADR                                     70,000         4,095,000
Wimm-Bill-Dann Foods ADR*                             282,140         5,453,766
                                                                   ------------
                                                                     25,666,215
                                                                   ------------
SINGAPORE -- 3.4%
DBS Group Holdings, Ltd.                              789,530         7,132,721
Singapore Airlines, Ltd.                              442,910         3,195,677
                                                                   ------------
                                                                     10,328,398
                                                                   ------------
SOUTH AFRICA -- 10.1%
Barloworld, Ltd.                                      344,590         5,536,694
Impala Platinum Holdings, Ltd.                         36,000         3,036,754
Nedcor, Ltd.                                          462,768         5,591,509
Network Healthcare Holdings,
  Ltd.                                              3,400,000         2,955,453
Old Mutual P.L.C.                                   2,470,960         6,280,004
Standard Bank Group, Ltd.                             300,598         3,037,012
Telkom South Africa, Ltd.                             225,000         3,884,515
                                                                   ------------
                                                                     30,321,941
                                                                   ------------
TAIWAN -- 9.8%
Asustek Computer, Inc.                              2,618,100         7,229,566
Chinatrust Financial Holding
  Co., Ltd.                                         6,951,874         7,844,192
President Chain Store Corp.                         3,482,349         5,935,445
Taiwan Semiconductor
  Manufacturing Co., Ltd.                           5,102,007         8,339,788
                                                                   ------------
                                                                     29,348,991
                                                                   ------------
THAILAND -- 2.6%
Advanced Information Service
  Public Co., Ltd. c                                1,140,200         2,914,994
Land & Houses Public Co., Ltd.                     22,460,500         4,997,629
                                                                   ------------
                                                                      7,912,623
                                                                   ------------
TURKEY -- 3.1%
Akbank T.A.S.                                       1,285,000         6,232,321
Enka Insaat ve Sanayi A.S.                            203,000         2,916,105
Haci Omer Sabanci Holding A.S.                              2                 7
                                                                   ------------
                                                                      9,148,433
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $228,904,193)                                               291,103,665
                                                                   ------------

                              HARRIS INSIGHT FUNDS
                              EMERGING MARKETS FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                              Par
     Rate                   Maturity                   (000)          Value+
    ------                  --------                  -------      ------------
U.S. TREASURY OBLIGATIONS -- 3.0%
U.S. Treasury Bills
  (Cost $9,007,134)
     2.660%                 06/16/05                  $ 9,058      $  9,006,605
                                                                   ------------


                                                    Shares
                                                  -----------
TEMPORARY INVESTMENTS -- 1.8%
Galaxy Institutional Money Market
  Fund
  (Cost $5,379,604)                                 5,379,604         5,379,604
                                                                   ------------
CURRENCY -- 0.0%
Taiwanese Dollar
  (Cost $1,879)                                           579             1,837
                                                                   ------------


    Coupon                                              Par
     Rate                   Maturity                   (000)
    ------                  --------                  -------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 5.2%
CERTIFICATES OF DEPOSIT -- 0.7%
Eurohypo A.G.
     2.780%                 04/18/05                  $ 2,134         2,134,070
                                                                   ------------
COMMERCIAL PAPER -- 2.8%
Norddeutsche Landesbank S.A.
     2.805%                 04/18/05                    4,360         4,350,916
Skandinaviska Enskilda Banken AB
     2.800%                 01/17/06                      706           706,050
UBS Finance, L.L.C.
     2.830%                 04/01/05                    3,376         3,375,827
                                                                   ------------
                                                                      8,432,793
                                                                   ------------
TIME DEPOSITS -- 0.4%
Chase Manhattan Bank
     2.843%                 04/01/05                    1,250         1,249,635
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 1.3%
Merrill Lynch & Co., Inc. Master
  Notes
     2.975%                 04/01/05                    3,714         3,713,702
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $15,530,200)                                                 15,530,200
                                                                   ------------

TOTAL INVESTMENTS -- 107.2%
  (Cost $258,823,010)                                               321,021,911
                                                                   ------------

OTHER ASSETS AND LIABILITIES -- (7.2%)
Dividends receivable and other assets                                 1,159,297
Receivable for securities sold                                        1,562,779
Receivable for capital stock sold                                        60,024
Payable upon return of collateral on securities loaned              (15,530,200)
Payable for securities purchased                                     (8,223,481)
Payable for capital stock redeemed                                     (144,736)
Accrued expenses                                                       (463,372)
                                                                   ------------

                                                                    (21,579,689)
                                                                   ------------
NET ASSETS -- 100.0%                                               $299,442,222
                                                                   ============

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                 $258,889,773
                                      ============

Gross Appreciation                    $ 65,541,184
Gross Depreciation                      (3,409,046)
                                      ------------

Net Appreciation                      $ 62,132,138
                                      ============
+       See Note 1.
a Total or partial security on loan. At March 31, 2005, the total market value of the portfolio's securities on loan is $15,417,382, and the total market value of the collateral held by the portfolio is $15,530,200.
*       Non-income producing security.
c       Security fair valued using methods determined in good
        faith by the Pricing Committee of the Board of Trustees.
f Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security is considered liquid.
ADR     -- American Depositary Receipt.
GDR     -- Global Depositary Receipt.

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares            Value+
                                                 ----------       ------------
COMMON STOCK -- 99.6%
AEROSPACE & DEFENSE -- 1.0%
Precision Castparts Corp.                            19,800    $     1,524,798
Rockwell Collins, Inc.                               24,500          1,165,955
                                                                  ------------
                                                                     2,690,753
                                                                  ------------
AUTOMOBILES -- 0.7%
Ford Motor Co. a                                    161,700          1,832,061
                                                                  ------------
BANKS -- 15.0%
AmSouth Bancorp                                      69,700          1,808,715
Bank of America Corp.                               156,700          6,910,470
BB&T Corp.                                           37,000          1,445,960
Compass Bancshares, Inc.                             57,400          2,605,960
Hibernia Corp. Class A                              201,500          6,450,015
KeyCorp                                              50,300          1,632,235
Marshall & Ilsley Corp.                              22,500            939,375
Sovereign Bancorp, Inc.                             173,400          3,842,544
U.S. Bancorp                                        241,400          6,957,148
Wachovia Corp.                                      123,421          6,283,363
                                                                  ------------
                                                                    38,875,785
                                                                  ------------
CASINOS -- 1.1%
Caesars Entertainment, Inc.*                        139,900          2,768,621
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 6.8%
Cendant Corp.                                       221,800          4,555,772
Dun & Bradstreet Corp.*                              64,300          3,951,235
Republic Services, Inc.                             193,900          6,491,772
ServiceMaster Co.                                   196,000          2,646,000
                                                                  ------------
                                                                    17,644,779
                                                                  ------------
COMMUNICATIONS EQUIPMENT -- 0.6%
Motorola, Inc.                                       96,000          1,437,120
                                                                  ------------
COMPUTERS & PERIPHERALS -- 2.8%
Apple Computer, Inc.*                                22,800            950,076
EMC Corp.*                                           73,200            901,824
Hewlett-Packard Co.                                 251,800          5,524,492
                                                                  ------------
                                                                     7,376,392
                                                                  ------------
DIVERSIFIED FINANCIALS -- 4.4%
Capital One Financial Corp. a                        56,600          4,231,982
Citigroup, Inc.                                      97,490          4,381,201
JPMorgan Chase & Co.                                 78,800          2,726,480
                                                                  ------------
                                                                    11,339,663
                                                                  ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 2.9%
Sprint Corp. (FON Group) a                          334,600          7,612,150
                                                                  ------------
ELECTRIC UTILITIES -- 7.3%
Exelon Corp.                                        111,300          5,107,557
PG&E Corp.                                          163,000          5,558,300
TXU Corp. a                                          44,500          3,543,535
Xcel Energy, Inc. a                                 271,300          4,660,934
                                                                  ------------
                                                                    18,870,326
                                                                  ------------
ELECTRICAL EQUIPMENT -- 0.7%
AMETEK, Inc.                                         46,700          1,879,675
                                                                  ------------
FOOD & DRUG RETAILING -- 2.0%
Costco Wholesale Corp. a                            119,200          5,266,256
                                                                  ------------
FOOD PRODUCTS -- 0.6%
Pilgrim's Pride Corp.                                44,800          1,600,256
                                                                  ------------


                                                   Shares            Value+
                                                 ----------       ------------
COMMON STOCK (CONTINUED)
GAS UTILITIES -- 1.5%
ONEOK, Inc.                                          42,600    $     1,312,932
Sempra Energy                                        63,200          2,517,888
                                                                  ------------
                                                                     3,830,820
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
Bausch & Lomb, Inc.                                  17,400          1,275,420
Beckman Coulter, Inc.                                53,100          3,528,495
                                                                  ------------
                                                                     4,803,915
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.1%
CIGNA Corp.                                          55,800          4,982,940
Humana, Inc.* a                                      51,350          1,640,119
PacifiCare Health Systems, Inc.* a                   22,700          1,292,084
                                                                  ------------
                                                                     7,915,143
                                                                  ------------
HOTELS, RESTAURANTS & LEISURE -- 2.6%
Yum! Brands, Inc.                                   129,100          6,688,671
                                                                  ------------
INDUSTRIAL CONGLOMERATES -- 6.9%
General Electric Co.                                346,800         12,505,608
Tyco International, Ltd.                            161,800          5,468,840
                                                                  ------------
                                                                    17,974,448
                                                                  ------------
INSURANCE -- 11.2%
Allstate Corp.                                       99,700          5,389,782
AmerUs Group Co.                                     57,700          2,726,325
Assurant, Inc.                                       80,100          2,699,370
Fidelity National Financial, Inc.                    43,980          1,448,701
HCC Insurance Holdings, Inc.                         25,000            904,000
MetLife, Inc.                                       160,200          6,263,820
Prudential Financial, Inc.                           28,350          1,627,290
Safeco  Corp.                                       100,600          4,900,226
W. R. Berkley Corp.                                  62,200          3,085,120
                                                                  ------------
                                                                    29,044,634
                                                                  ------------
IT CONSULTING & SERVICES -- 4.3%
Accenture, Ltd. Class A*                            166,700          4,025,805
Alliance Data Systems Corp.*                         33,100          1,337,240
Computer Sciences Corp.* a                          124,000          5,685,400
                                                                  ------------
                                                                    11,048,445
                                                                  ------------
METALS & MINING -- 1.9%
Nucor Corp.                                          29,000          1,669,240
Peabody Energy Corp.                                 30,000          1,390,800
United States Steel Corp. a                          39,300          1,998,405
                                                                  ------------
                                                                     5,058,445
                                                                  ------------
OIL & GAS -- 14.5%
Burlington Resources, Inc.                           67,000          3,354,690
ConocoPhillips                                       77,900          8,400,736
Exxon Mobil Corp.                                   168,700         10,054,520
Marathon Oil Corp.                                  115,200          5,405,184
Tesoro Corp.*                                       131,500          4,868,130
Valero Energy Corp.                                  75,300          5,517,231
                                                                  ------------
                                                                    37,600,491
                                                                  ------------
PAPER & FOREST PRODUCTS -- 0.4%
Louisiana-Pacific Corp.                              43,600          1,096,104
                                                                  ------------
PHARMACEUTICALS -- 1.4%
Johnson & Johnson                                    56,000          3,760,960
                                                                  ------------

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares            Value+
                                                 ----------       ------------
COMMON STOCK (CONTINUED)
ROAD & RAIL -- 3.1%
Burlington Northern Santa Fe Corp.                   52,300       $  2,820,539
Norfolk Southern Corp.                               36,000          1,333,800
Yellow Roadway Corp.*                                67,900          3,974,866
                                                                  ------------
                                                                     8,129,205
                                                                  ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 0.9%
Vodafone Group P.L.C. ADR                            85,100          2,260,256
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $208,797,263)                                              258,405,374
                                                                  ------------
TEMPORARY INVESTMENTS -- 0.7%
Dreyfus Cash Management Plus
  #719                                                   17                 17
Goldman Sachs Financial Square
  Money Market Portfolio                          1,605,455          1,605,455
J. P. Morgan Prime Money Market
  Fund                                              134,422            134,422
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,739,894)                                                  1,739,894
                                                                  ------------


    Coupon                                           Par
     Rate                           Maturity        (000)
  ---------                        ----------     ---------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 9.1%
CERTIFICATES OF DEPOSIT -- 2.9%
Banco Santander S.A.
     2.720%                         06/07/05     $    7,536          7,536,500
                                                                  ------------
COMMERCIAL PAPER -- 2.6%
Liberty Funding Corp.
     2.800%                         04/22/05          1,548          1,544,133
Norddeutsche Landesbank S.A.
     2.805%                         04/18/05             51             51,110
Skandinaviska Enskilda Banken AB
     2.800%                         01/17/06            778            778,455
Thames Asset Global Securitization,
  Inc.
     2.800%                         04/20/05          1,844          1,839,581
UBS Finance, L.L.C.
     2.830%                         04/01/05          2,527          2,526,952
                                                                  ------------
                                                                     6,740,231
                                                                  ------------
TIME DEPOSITS -- 0.5%
Chase Manhattan Bank
     2.843%                         04/01/05          1,280          1,279,615
                                                                  ------------
VARIABLE RATE OBLIGATIONS -- 3.1%
Goldman Sachs Group, Inc.
     2.955%                         07/29/05          2,319          2,319,002
Merrill Lynch & Co., Inc. Master
  Notes
     2.975%                         04/01/05          2,780          2,779,865
Morgan Stanley
     2.820%                         12/19/05          2,919          2,918,685
                                                                  ------------
                                                                     8,017,552
                                                                  ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $23,573,898)                                                23,573,898
                                                                  ------------

TOTAL INVESTMENTS -- 109.4%
  (Cost $234,111,055)                                              283,719,166
                                                                  ------------

OTHER ASSETS AND LIABILITIES -- (9.4%)
Dividends receivable and other assets                                  502,002
Receivable for capital stock sold                                       28,438
Payable upon return of collateral on securities
loaned                                                             (23,573,898)
Payable for capital stock redeemed                                  (1,022,352)
Accrued expenses                                                      (219,979)
                                                                  ------------

                                                                   (24,285,789)
                                                                  ------------
NET ASSETS -- 100.0%                                           $   259,433,377
                                                                  ============
 -----------------

 The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

 Basis                             $234,187,897
                                   ============

 Gross Appreciation                $ 50,569,032
 Gross Depreciation                  (1,037,763)
                                   ------------

 Net Appreciation                  $ 49,531,269
                                   ============
+     See Note 1.
*     Non-income producing security.
a Total or partial security on loan. At March 31, 2005, the total market value of the portfolio's securities on loan is $22,784,995, and the total market value of the collateral held by the portfolio is $23,573,898.
ADR   -- American Depositary Receipt.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK -- 97.0%
AEROSPACE & DEFENSE -- 2.1%
Boeing Co.                                           22,200   $      1,297,812
General Dynamics Corp.                                5,300            567,365
Goodrich Corp.                                        3,300            126,357
Honeywell International, Inc.                        22,700            844,667
L-3 Communications Holdings, Inc. a                   3,100            220,162
Lockheed Martin Corp.                                10,700            653,342
Northrop Grumman Holdings Corp.                       9,600            518,208
Raytheon Co.                                         12,100            468,270
Rockwell Collins, Inc.                                4,800            228,432
United Technologies Corp.                            13,700          1,392,742
                                                                  ------------
                                                                     6,317,357
                                                                  ------------
AIR FREIGHT & COURIERS -- 1.0%
FedEx Corp.                                           8,000            751,600
United Parcel Service, Inc. Class B                  29,900          2,174,926
                                                                  ------------
                                                                     2,926,526
                                                                  ------------
AIRLINES -- 0.1%
Delta Air Lines, Inc.* a                              3,800             15,390
Southwest Airlines Co.                               19,700            280,528
                                                                  ------------
                                                                       295,918
                                                                  ------------
ALCOHOLIC BEVERAGES -- 0.4%
Anheuser-Busch Cos., Inc.                            20,700            980,973
Molson Coors Brewing Co. Class B                      2,100            162,057
                                                                  ------------
                                                                     1,143,030
                                                                  ------------
AUTO COMPONENTS -- 0.2%
Cooper Tire & Rubber Co. a                            2,100             38,556
Dana Corp.                                            4,100             52,439
Delphi Automotive Systems Corp.                      15,400             68,992
Goodyear Tire & Rubber Co.* a                         4,800             64,080
Johnson Controls, Inc.                                5,100            284,376
Visteon Corp.                                         3,500             19,985
                                                                  ------------
                                                                       528,428
                                                                  ------------
AUTOMOBILES -- 0.5%
AutoNation, Inc.* a                                   6,200            117,428
Ford Motor Co. a                                     48,900            554,037
General Motors Corp. a                               15,100            443,789
Harley-Davidson, Inc.                                 7,800            450,528
                                                                  ------------
                                                                     1,565,782
                                                                  ------------
BANKS -- 6.5%
AmSouth Bancorp                                       9,500            246,525
Bank of America Corp.                               108,234          4,773,120
Bank of New York Co., Inc.                           20,800            604,240
BB&T Corp.                                           14,600            570,568
Comerica, Inc.                                        4,500            247,860
Compass Bancshares, Inc.                              3,400            154,360
Fifth Third Bancorp a                                13,900            597,422
First Horizon National Corp.                          3,400            138,686
Golden West Financial Corp. a                         7,500            453,750
Huntington Bancshares, Inc.                           6,300            150,570
KeyCorp                                              10,800            350,460
M&T Bank Corp.                                        2,600            265,356
Marshall & Ilsley Corp.                               5,500            229,625
Mellon Financial Corp.                               11,300            322,502


                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
BANKS (CONTINUED)
National City Corp.                                  15,900   $        532,650
North Fork Bancorp., Inc.                            12,600            349,524
Northern Trust Corp.                                  5,400            234,576
PNC Financial Services Group, Inc.                    7,500            386,100
Regions Financial Corp.                              12,436            402,926
Sovereign Bancorp, Inc.                              10,000            221,600
Suntrust Banks, Inc.                                  9,100            655,837
Synovus Financial Corp.                               8,300            231,238
U.S. Bancorp                                         49,500          1,426,590
Wachovia Corp. a                                     42,334          2,155,224
Washington Mutual, Inc. a                            23,300            920,350
Wells Fargo & Co.                                    45,300          2,708,940
Zions Bancorp                                         2,400            165,648
                                                                  ------------
                                                                    19,496,247
                                                                  ------------
BEVERAGES -- 1.8%
Brown-Forman Corp. Class B                            2,400            131,400
Coca-Cola Co.                                        60,500          2,521,035
Coca-Cola Enterprises, Inc.                           9,600            196,992
Pepsi Bottling Group, Inc.                            5,300            147,605
PepsiCo, Inc.                                        44,800          2,375,744
                                                                  ------------
                                                                     5,372,776
                                                                  ------------
BIOTECHNOLOGY -- 1.0%
Amgen, Inc.*                                         33,400          1,944,214
Biogen IDEC, Inc.*                                    8,900            307,139
Chiron Corp.*                                         4,000            140,240
Genzyme Corp.*                                        6,600            377,784
MedImmune, Inc.*                                      6,800            161,908
                                                                  ------------
                                                                     2,931,285
                                                                  ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp.                                          12,000            416,040
                                                                  ------------
CASINOS -- 0.2%
Harrah's Entertainment, Inc.                          3,000            193,740
International Game Technology                         9,200            245,272
                                                                  ------------
                                                                       439,012
                                                                  ------------
CHEMICALS -- 1.7%
Air Products & Chemicals, Inc.                        6,100            386,069
Dow Chemical Co.                                     25,500          1,271,175
E.I. du Pont de Nemours & Co.                        26,600          1,362,984
Eastman Chemical Co.                                  2,100            123,900
Ecolab, Inc.                                          5,900            194,995
Engelhard Corp.                                       3,400            102,102
Great Lakes Chemical Corp.                            1,400             44,968
Hercules, Inc.*                                       3,100             44,888
International Flavors & Fragrances, Inc.              2,400             94,800
Monsanto Co.                                          7,100            457,950
P.P.G. Industries, Inc.                               4,600            328,992
Praxair, Inc.                                         8,600            411,596
Rohm & Haas Co.                                       5,300            254,400
Sigma-Aldrich Corp.                                   1,800            110,250
                                                                  ------------
                                                                     5,189,069
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
Allied Waste Industries, Inc.*                        7,100             51,901
Apollo Group, Inc. Class A* a                         4,400            325,864

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
Avery Dennison Corp.                                  2,700   $        167,211
Cendant Corp.                                        28,200            579,228
Cintas Corp.                                          4,100            169,371
Equifax, Inc.                                         3,700            113,553
H & R Block, Inc.                                     4,500            227,610
Pitney Bowes, Inc.                                    6,300            284,256
R.R. Donnelley & Sons Co.                             5,800            183,396
Robert Half International, Inc.                       4,400            118,624
Waste Management, Inc.                               15,200            438,520
                                                                  ------------
                                                                     2,659,534
                                                                  ------------
COMMUNICATIONS EQUIPMENT -- 2.4%
ADC Telecommunications, Inc.*                        22,200             44,178
Andrew Corp.*                                         4,400             51,524
Avaya, Inc.*                                         12,500            146,000
CIENA Corp.*                                         15,700             27,004
Cisco Systems, Inc.*                                172,600          3,087,814
Comverse Technology, Inc.*                            5,400            136,188
Corning, Inc.*                                       37,600            418,488
Freescale Semiconductor, Inc. Class B*               10,718            184,885
JDS Uniphase Corp.*                                  39,600             66,132
Lucent Technologies, Inc.* a                        118,300            325,325
Motorola, Inc.                                       65,500            980,535
Qualcomm, Inc.                                       43,900          1,608,935
Scientific-Atlanta, Inc.                              4,200            118,524
Tellabs, Inc.*                                       12,700             92,710
                                                                  ------------
                                                                     7,288,242
                                                                  ------------
COMPUTERS & PERIPHERALS -- 3.7%
Apple Computer, Inc.*                                21,800            908,406
Dell, Inc.*                                          65,700          2,524,194
EMC Corp.*                                           64,200            790,944
Gateway, Inc.*                                        8,200             33,046
Hewlett-Packard Co.                                  77,300          1,695,962
International Business Machines Corp.                43,600          3,984,168
Lexmark International, Inc. Class A*                  3,400            271,898
NCR Corp.*                                            5,100            172,074
Network Appliance, Inc.*                              9,800            271,068
Sun Microsystems, Inc.* a                            90,200            364,408
                                                                  ------------
                                                                    11,016,168
                                                                  ------------
CONSTRUCTION & ENGINEERING -- 0.0%
Fluor Corp.                                           2,300            127,489
                                                                  ------------
CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co.                                  2,700            153,441
                                                                  ------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp.                                            2,900            120,292
Bemis Co., Inc.                                       2,900             90,248
Pactiv Corp.*                                         4,100             95,735
Sealed Air Corp.*                                     2,200            114,268
Temple Inland, Inc.                                   1,500            108,825
                                                                  ------------
                                                                       529,368
                                                                  ------------


                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
DISTRIBUTORS -- 0.1%
Genuine Parts Co. a                                   4,800   $        208,752
Sears Holdings Corp. a                                1,700            226,389
                                                                  ------------
                                                                       435,141
                                                                  ------------
DIVERSIFIED FINANCIALS -- 8.2%
AMBAC Financial Group, Inc.                           2,900            216,775
American Express Co.                                 31,300          1,607,881
Bear Stearns Cos., Inc.                               3,000            299,700
Capital One Financial Corp. a                         6,600            493,482
Charles Schwab Corp.                                 30,700            322,657
CIT Group, Inc.                                       5,600            212,800
Citigroup, Inc.                                     139,500          6,269,130
Countrywide Financial Corp.                          15,500            503,130
E*TRADE Financial Corp.*                             10,200            122,400
Equity Residential Properties Trust                   7,700            248,017
Fannie Mae                                           25,800          1,404,810
Federated Investors, Inc. Class B                     2,600             73,606
Franklin Resources, Inc.                              5,300            363,845
Freddie Mac                                          18,400          1,162,880
Goldman Sachs Group, Inc.                            10,700          1,176,893
Janus Capital Group, Inc.                             6,500             90,675
JPMorgan Chase & Co.                                 94,896          3,283,402
Lehman Brothers Holdings, Inc.                        7,400            696,784
MBNA Corp.                                           34,100            837,155
Merrill Lynch & Co., Inc.                            24,900          1,409,340
Moody's Corp.                                         3,700            299,182
Morgan Stanley                                       29,700          1,700,325
Principal Financial Group, Inc.                       8,000            307,920
Providian Financial Corp.*                            8,000            137,280
SLM Corp.                                            11,500            573,160
State Street Corp.                                    8,900            389,108
T. Rowe Price Group, Inc.                             3,300            195,954
                                                                  ------------
                                                                    24,398,291
                                                                  ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 2.7%
Alltel Corp. a                                        8,100            444,285
AT&T Corp.                                           21,400            401,250
BellSouth Corp.                                      48,900          1,285,581
CenturyTel, Inc.                                      3,700            121,508
Citizens Communications Co.                           9,200            119,048
Qwest Communications International,
   Inc.* a                                           45,800            169,460
SBC Communications, Inc. a                           88,200          2,089,458
Sprint Corp. (FON Group) a                           39,450            897,487
Verizon Communications, Inc.                         74,000          2,627,000
                                                                  ------------
                                                                     8,155,077
                                                                  ------------
ELECTRIC UTILITIES -- 2.9%
AES Corp.*                                           17,300            283,374
Allegheny Energy, Inc.*                               3,800             78,508
Ameren Corp.                                          5,300            259,753
American Electric Power Co., Inc.                    10,200            347,412
Calpine Corp.* a                                     14,600             40,880
Centerpoint Energy, Inc. a                            7,900             95,037
Cinergy Corp.                                         5,200            210,704

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
CMS Energy Corp.*                                     5,300   $         69,112
Consolidated Edison, Inc.                             6,600            278,388
Constellation Energy Group, Inc.                      4,700            242,990
Dominion Resources, Inc.                              9,100            677,313
DTE Energy Co.                                        4,600            209,208
Duke Energy Corp.                                    25,000            700,250
Edison International                                  8,700            302,064
Entergy Corp.                                         5,700            402,762
Exelon Corp.                                         17,800            816,842
F.P.L. Group, Inc.                                   10,200            409,530
FirstEnergy Corp.                                     8,800            369,160
PG&E Corp.                                            9,600            327,360
Pinnacle West Capital Corp.                           2,500            106,275
PPL Corp.                                             5,000            269,950
Progress Energy, Inc. a                               6,600            276,870
Public Service Enterprise Group, Inc.                 6,400            348,096
Southern Co.                                         19,800            630,234
Teco Energy, Inc.                                     5,500             86,240
TXU Corp. a                                           6,400            509,632
Xcel Energy, Inc. a                                  10,700            183,826
                                                                  ------------
                                                                     8,531,770
                                                                  ------------
ELECTRICAL EQUIPMENT -- 0.4%
American Power Conversion Corp.                       4,900            127,939
Cooper Industries, Ltd. Class A                       2,500            178,800
Emerson Electric Co.                                 11,200            727,216
Rockwell Automation, Inc.                             4,700            266,208
                                                                  ------------
                                                                     1,300,163
                                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
Agilent Technologies, Inc.*                          11,700            259,740
Applera Corp.-Applied Biosystems Group                5,400            106,596
Fisher Scientific International, Inc.*                3,100            176,452
Jabil Circuit, Inc.*                                  5,000            142,600
Millipore Corp.* a                                    1,400             60,760
Molex, Inc.                                           4,600            121,256
Sanmina-SCI Corp.*                                   14,300             74,646
Solectron Corp.*                                     26,600             92,302
Symbol Technologies, Inc.                             6,600             95,634
Tektronix, Inc.                                       2,500             61,325
Thermo Electron Corp.*                                4,400            111,276
Waters Corp.*                                         3,300            118,107
                                                                  ------------
                                                                     1,420,694
                                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 1.1%
Baker Hughes, Inc.                                    9,000            400,410
BJ Services Co.                                       4,300            223,084
Halliburton Co.                                      13,500            583,875
Nabors Industries, Ltd.*                              3,800            224,732
National Oilwell Varco, Inc. *                        4,500            210,150
Rowan Cos., Inc.                                      2,900             86,797
Schlumberger, Ltd.                                   15,700          1,106,536


                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
ENERGY EQUIPMENT & SERVICES (CONTINUED)
Transocean Sedco Forex, Inc.*                         8,600   $        442,556
                                                                  ------------
                                                                     3,278,140
                                                                  ------------
FOOD & DRUG RETAILING -- 2.8%
Albertson's, Inc. a                                   9,800            202,370
Costco Wholesale Corp.                               12,600            556,668
CVS Corp.                                            10,700            563,034
Kroger Co.*                                          19,600            314,188
Safeway, Inc.*                                       11,900            220,507
SUPERVALU, Inc.                                       3,700            123,395
Sysco Corp.                                          17,000            608,600
Wal-Mart Stores, Inc.                                90,500          4,534,955
Walgreen Co.                                         27,300          1,212,666
                                                                  ------------
                                                                     8,336,383
                                                                  ------------
FOOD PRODUCTS -- 1.2%
Archer-Daniels-Midland Co. a                         16,600            408,028
Campbell Soup Co.                                     8,700            252,474
ConAgra Foods, Inc.                                  13,800            372,876
General Mills, Inc.                                   9,000            442,350
H.J. Heinz Co.                                        9,300            342,612
Hershey Foods Corp.                                   5,800            350,668
Kellogg Co.                                           9,400            406,738
McCormick & Co., Inc.                                 3,700            127,391
Sara Lee Corp.                                       21,100            467,576
Wm. Wrigley Jr., Co.                                  5,200            340,964
                                                                  ------------
                                                                     3,511,677
                                                                  ------------
GAS UTILITIES -- 0.4%
El Paso Corp.                                        17,600            186,208
KeySpan Corp.                                         4,400            171,468
Kinder Morgan, Inc.                                   2,900            219,530
Nicor, Inc.                                           1,200             44,508
NiSource, Inc.                                        7,400            168,646
Peoples Energy Corp.                                  1,000             41,920
Sempra Energy a                                       6,400            254,976
                                                                  ------------
                                                                     1,087,256
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
Bausch & Lomb, Inc.                                   1,400            102,620
Baxter International, Inc.                           16,500            560,670
Becton, Dickinson & Co.                               6,800            397,256
Biomet, Inc.                                          6,700            243,210
Boston Scientific Corp.*                             20,300            594,587
C.R. Bard, Inc.                                       2,800            190,624
Guidant Corp.                                         8,600            635,540
Medtronic, Inc.                                      32,300          1,645,685
PerkinElmer, Inc.                                     3,500             72,205
St. Jude Medical, Inc.*                               9,600            345,600
Stryker Corp.                                        10,000            446,100
Zimmer Holdings, Inc.*                                6,600            513,546
                                                                  ------------
                                                                     5,747,643
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.5%
Aetna, Inc.                                           7,900            592,105
AmerisourceBergen Corp.                               3,000            171,870

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
Cardinal Health, Inc.                                11,600   $        647,280
Caremark Rx, Inc.*                                   12,200            485,316
CIGNA Corp.                                           3,500            312,550
Express Scripts, Inc. Class A*                        2,000            174,380
Gilead Sciences, Inc.*                               11,600            415,280
HCA, Inc.                                            11,000            589,270
Health Management Associates, Inc. Class A            6,700            175,406
Humana, Inc.* a                                       4,400            140,536
IMS Health, Inc.                                      6,400            156,096
Laboratory Corp. of America Holdings*                 3,600            173,520
Manor Care, Inc.                                      2,400             87,264
McKesson Corp.                                        7,900            298,225
Quest Diagnostics, Inc.                               2,400            252,312
Tenet Healthcare Corp.*                              12,800            147,584
UnitedHealth Group, Inc.                             17,100          1,630,998
WellPoint, Inc.*                                      8,100          1,015,335
                                                                  ------------
                                                                     7,465,327
                                                                  ------------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
Carnival Corp. a                                     14,100            730,521
Darden Restaurants, Inc.                              4,000            122,720
Hilton Hotels Corp.                                  10,300            230,205
Marriott International, Inc. Class A                  5,400            361,044
McDonald's Corp.                                     34,000          1,058,760
Starbucks Corp.*                                     10,700            552,762
Starwood Hotels & Resorts Worldwide, Inc.             5,700            342,171
Wendy's International, Inc.                           3,100            121,024
Yum! Brands, Inc.                                     7,800            404,118
                                                                  ------------
                                                                     3,923,325
                                                                  ------------
HOUSEHOLD DURABLES -- 0.6%
Black & Decker Corp.                                  2,100            165,879
Centex Corp.                                          3,400            194,718
Fortune Brands, Inc.                                  3,900            314,457
KB Home                                               1,100            129,206
Leggett & Platt, Inc.                                 5,200            150,176
Maytag Corp. a                                        2,200             30,734
Newell Rubbermaid, Inc.                               7,500            164,550
Pulte Homes, Inc.                                     3,200            235,616
Snap-On, Inc.                                         1,600             50,864
Stanley Works, Inc.                                   2,100             95,067
Whirlpool Corp.                                       1,800            121,914
                                                                  ------------
                                                                     1,653,181
                                                                  ------------
HOUSEHOLD PRODUCTS -- 1.8%
Clorox Co.                                            4,100            258,259
Colgate-Palmolive Co.                                14,000            730,380
Kimberly-Clark Corp.                                 12,900            847,917
Procter & Gamble Co.                                 67,400          3,572,200
                                                                  ------------
                                                                     5,408,756
                                                                  ------------
INDUSTRIAL CONGLOMERATES -- 4.7%
General Electric Co.                                283,000         10,204,980


                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
INDUSTRIAL CONGLOMERATES (CONTINUED)
Textron, Inc.                                         3,600   $        268,632
3M Co.                                               20,600          1,765,214
Tyco International, Ltd.                             53,800          1,818,440
                                                                  ------------
                                                                    14,057,266
                                                                  ------------
INSURANCE -- 4.0%
ACE, Ltd.                                             7,600            313,652
AFLAC, Inc.                                          13,400            499,284
Allstate Corp.                                       18,100            978,486
American International Group, Inc.                   69,500          3,850,995
Aon Corp.                                             8,400            191,856
Chubb Corp.                                           5,100            404,277
Cincinnati Financial Corp.                            4,385            191,230
Hartford Financial Services Group, Inc.               7,900            541,624
Jefferson-Pilot Corp.                                 3,700            181,485
Lincoln National Corp.                                4,800            216,672
Loews Corp.                                           4,300            316,222
Marsh & McLennan Cos., Inc.                          14,100            428,922
MBIA, Inc.                                            3,800            198,664
MetLife, Inc.                                        19,600            766,360
MGIC Investment Corp.                                 2,600            160,342
Progressive Corp.                                     5,300            486,328
Prudential Financial, Inc.                           14,000            803,600
Safeco  Corp.                                         3,500            170,485
St. Paul Travelers Cos., Inc. a                      17,859            655,961
Torchmark Corp.                                       2,900            151,380
UnumProvident Corp.                                   8,100            137,862
XL Capital, Ltd. Class A                              3,700            267,769
                                                                  ------------
                                                                    11,913,456
                                                                  ------------
INTERNET & CATALOG RETAIL -- 0.4%
eBay, Inc.*                                          32,300          1,203,498
                                                                  ------------
INTERNET SOFTWARE & SERVICES -- 0.4%
Sabre Holdings Corp. Class A a                        3,700             80,956
Yahoo!, Inc.*                                        34,800          1,179,720
                                                                  ------------
                                                                     1,260,676
                                                                  ------------
IT CONSULTING & SERVICES -- 1.1%
Affiliated Computer Services, Inc.
   Class A* a                                         3,400            181,016
Automatic Data Processing, Inc.                      15,600            701,220
Computer Sciences Corp.* a                            5,200            238,420
Convergys Corp.*                                      3,900             58,227
Electronic Data Systems Corp.                        13,800            285,246
First Data Corp.                                     21,400            841,234
Fiserv, Inc.*                                         5,200            206,960
Paychex, Inc.                                         9,500            311,790
SunGard Data Systems, Inc.*                           7,700            265,650
Unisys Corp.*                                         9,200             64,952
                                                                  ------------
                                                                     3,154,715
                                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp.                                       2,600            121,810
Eastman Kodak Co.                                     7,700            250,635
Hasbro, Inc.                                          4,600             94,070

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
LEISURE EQUIPMENT & PRODUCTS (CONTINUED)
Mattel, Inc.                                         11,100   $        236,985
                                                                  ------------
                                                                       703,500
                                                                  ------------
MACHINERY -- 1.5%
American Standard Cos., Inc.                          4,900            227,752
Caterpillar, Inc.                                     9,200            841,248
Cummins, Inc.                                         1,100             77,385
Danaher Corp.                                         7,300            389,893
Deere & Co.                                           6,600            443,058
Dover Corp.                                           5,400            204,066
Eaton Corp.                                           4,100            268,140
Illinois Tool Works, Inc.                             7,300            653,569
Ingersoll-Rand Co. Class A                            4,600            366,390
ITT Industries, Inc.                                  2,500            225,600
Navistar International Corp.*                         1,800             65,520
Paccar, Inc.                                          4,600            332,994
Pall Corp.                                            3,400             92,208
Parker-Hannifin Corp.                                 3,200            194,944
                                                                  ------------
                                                                     4,382,767
                                                                  ------------
MEDIA -- 3.9%
Clear Channel Communications, Inc.                   14,100            486,027
Comcast Corp. Class A*                               59,100          1,996,398
Dow Jones & Co., Inc.                                 1,900             71,003
Gannett Co., Inc. a                                   6,700            529,836
Interpublic Group of Cos., Inc.*                     11,600            142,448
Knight-Ridder, Inc.                                   2,000            134,500
McGraw-Hill Cos., Inc.                                5,100            444,975
Meredith Corp.                                        1,200             56,100
Monster Worldwide, Inc.*                              3,300             92,565
New York Times Co. Class A                            4,000            146,320
News Corp. Class A                                   72,200          1,221,624
Omnicom Group, Inc. a                                 5,000            442,600
Time Warner, Inc.*                                  122,700          2,153,385
Tribune Co.                                           8,000            318,960
Univision Communications, Inc. Class A*               7,800            215,982
Viacom, Inc. Class B                                 45,500          1,584,765
Walt Disney Co.                                      54,700          1,571,531
                                                                  ------------
                                                                    11,609,019
                                                                  ------------
METALS & MINING -- 0.7%
Alcoa, Inc.                                          23,300            708,087
Allegheny Technologies, Inc.                          2,400             57,864
Freeport-McMoRan Copper & Gold, Inc.
   Class B                                            4,600            182,206
Newmont Mining Corp.                                 11,900            502,775
Nucor Corp. a                                         4,300            247,508
Phelps Dodge Corp.                                    2,600            264,498
United States Steel Corp. a                           3,000            152,550
                                                                  ------------
                                                                     2,115,488
                                                                  ------------
MULTI-UTILITIES -- 0.1%
Dynegy, Inc. Class A* a                               9,100             35,581


                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
MULTI-UTILITIES (CONTINUED)
Williams Cos., Inc.                                  15,200   $        285,912
                                                                  ------------
                                                                       321,493
                                                                  ------------
MULTILINE RETAIL -- 1.1%
Big Lots, Inc.*                                       3,100             37,262
Dillard's, Inc. Class A                               1,900             51,110
Dollar General Corp.                                  8,000            175,280
Family Dollar Stores, Inc.                            4,600            139,656
Federated Department Stores, Inc.                     4,500            286,380
J.C. Penney Co., Inc. (Holding Co.)                   7,600            394,592
Kohls Corp.*                                          8,700            449,181
May Department Stores Co.                             7,800            288,756
Nordstrom, Inc.                                       3,400            188,292
Target Corp.                                         23,900          1,195,478
                                                                  ------------
                                                                     3,205,987
                                                                  ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp.*                                         25,600            387,840
                                                                  ------------
OIL & GAS -- 7.2%
Amerada Hess Corp.                                    2,300            221,283
Anadarko Petroleum Corp.                              6,300            479,430
Apache Corp.                                          8,700            532,701
Ashland, Inc.                                         1,800            121,446
Burlington Resources, Inc.                           10,300            515,721
ChevronTexaco Corp.                                  56,200          3,277,022
ConocoPhillips                                       18,600          2,005,824
Devon Energy Corp.                                   12,800            611,200
EOG Resources, Inc.                                   6,500            316,810
Exxon Mobil Corp.                                   170,500         10,161,800
Kerr-McGee Corp. a                                    4,400            344,652
Marathon Oil Corp.                                    9,300            436,356
Noble Corp.                                           3,600            202,356
Occidental Petroleum Corp.                           10,600            754,402
Sunoco, Inc.                                          1,900            196,688
Unocal Corp.                                          7,200            444,168
Valero Energy Corp.                                   6,900            505,563
XTO Energy, Inc.                                      9,300            305,412
                                                                  ------------
                                                                    21,432,834
                                                                  ------------
PAPER & FOREST PRODUCTS -- 0.6%
Georgia Pacific Corp.                                 6,900            244,881
International Paper Co.                              13,100            481,949
Louisiana-Pacific Corp.                               3,000             75,420
MeadWestvaco Corp.                                    5,400            171,828
Office Max,  Inc.                                     2,600             87,100
Plum Creek Timber Co., Inc.                           5,000            178,500
Weyerhaeuser Co.                                      6,500            445,250
                                                                  ------------
                                                                     1,684,928
                                                                  ------------
PERSONAL PRODUCTS -- 0.7%
Alberto-Culver Co.                                    2,300            110,078
Avon Products, Inc.                                  12,600            541,044
Gillette Co.                                         26,500          1,337,720
                                                                  ------------
                                                                     1,988,842
                                                                  ------------

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
PHARMACEUTICALS -- 7.0%
Abbott Laboratories                                  41,600   $      1,939,392
Allergan, Inc.                                        3,500            243,145
Bristol-Myers Squibb Co.                             52,200          1,329,012
Eli Lilly & Co.                                      30,200          1,573,420
Forest Laboratories, Inc.*                            9,400            347,330
Hospira, Inc.*                                        4,250            137,148
Johnson & Johnson                                    79,400          5,332,504
King Pharmaceuticals, Inc.*                           6,600             54,846
Medco Health Solutions, Inc.*                         7,500            371,775
Merck & Co., Inc.                                    59,000          1,909,830
Mylan Laboratories, Inc. a                            7,400            131,128
Pfizer, Inc.                                        199,200          5,232,984
Schering Plough Corp.                                39,400            715,110
Watson Pharmaceuticals, Inc.*                         3,000             92,190
Wyeth                                                35,700          1,505,826
                                                                  ------------
                                                                    20,915,640
                                                                  ------------
REAL ESTATE -- 0.4%
Apartment Investment & Management Co.
   Class A                                            2,600             96,720
Archstone-Smith Trust                                 5,400            184,194
Equity Office Properties Trust                       10,800            325,404
ProLogis                                              5,000            185,500
Simon Property Group, Inc.                            5,900            357,422
                                                                  ------------
                                                                     1,149,240
                                                                  ------------
ROAD & RAIL -- 0.6%
Burlington Northern Santa Fe Corp.                   10,100            544,693
CSX Corp.                                             5,900            245,735
Norfolk Southern Corp.                               10,800            400,140
Ryder System, Inc.                                    1,800             75,060
Union Pacific Corp.                                   7,000            487,900
                                                                  ------------
                                                                     1,753,528
                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.0%
Advanced Micro Devices, Inc.*                        10,600            170,872
Altera Corp.* a                                       9,900            195,822
Analog Devices, Inc.                                  9,900            357,786
Applied Materials, Inc.*                             44,500            723,125
Applied Micro Circuits Corp.*                         8,400             27,636
Broadcom Corp. Class A*                               7,900            236,368
Intel Corp.                                         166,300          3,863,149
KLA-Tencor Corp.* a                                   5,200            239,252
Linear Technology Corp.                               8,200            314,142
LSI Logic Corp.*                                     10,500             58,695
Maxim Integrated Products, Inc.                       8,700            355,569
Micron Technology, Inc.* a                           16,800            173,712
National Semiconductor Corp.                          9,500            195,795
Novellus Systems, Inc.*                               3,800            101,574
NVIDIA Corp.*                                         4,600            109,296
PMC-Sierra, Inc.*                                     4,900             43,120
QLogic Corp.*                                         2,500            101,250
Teradyne, Inc.*                                       5,300             77,380
Texas Instruments, Inc. a                            46,000          1,172,540


                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (CONTINUED)
Xilinx, Inc. a                                        9,300   $        271,839
                                                                  ------------
                                                                     8,788,922
                                                                  ------------
SOFTWARE -- 3.7%
Adobe Systems, Inc.                                   6,500            436,605
Autodesk, Inc.                                        6,100            181,536
BMC Software, Inc.*                                   6,100             91,500
Citrix Systems, Inc.* a                               4,600            109,572
Computer Associates International, Inc.              14,193            384,630
Compuware Corp.*                                     10,600             76,320
Electronic Arts, Inc.*                                8,200            424,596
Intuit, Inc.*                                         5,100            223,227
Mercury Interactive Corp.*                            2,300            108,974
Microsoft Corp.                                     270,200          6,530,734
Novell, Inc.*                                        10,300             61,388
Oracle Corp.*                                       120,000          1,497,600
Parametric Technology Corp.*                          7,400             41,366
Siebel Systems, Inc.*                                13,900            126,907
Symantec Corp.*                                      18,900            403,137
VERITAS Software Corp.*                              11,300            262,386
                                                                  ------------
                                                                    10,960,478
                                                                  ------------
SPECIALTY RETAIL -- 2.2%
Autozone, Inc.*                                       1,800            154,260
Bed, Bath & Beyond, Inc.*                             8,200            299,628
Best Buy Co., Inc.                                    8,000            432,080
Circuit City Stores, Inc.                             5,400             86,670
Gap, Inc. a                                          19,700            430,248
Home Depot, Inc.                                     58,600          2,240,864
Limited Brands                                       10,200            247,860
Lowe's Cos., Inc.                                    20,600          1,176,054
Office Depot, Inc.*                                   8,600            190,748
RadioShack Corp.                                      4,300            105,350
Sherwin Williams Co.                                  3,500            153,965
Staples, Inc.                                        13,200            414,876
Tiffany & Co., Inc.                                   4,000            138,080
TJX Cos., Inc.                                       12,900            317,727
Toys "R" Us, Inc.*                                    5,700            146,832
                                                                  ------------
                                                                     6,535,242
                                                                  ------------
TEXTILES & APPAREL -- 0.4%
Coach, Inc.*                                          5,100            288,813
Jones Apparel Group, Inc.                             3,300            110,517
Liz Claiborne, Inc.                                   3,000            120,390
Nike, Inc. Class B                                    6,100            508,191
Reebok International, Ltd.                            1,500             66,450
V.F. Corp.                                            2,700            159,678
                                                                  ------------
                                                                     1,254,039
                                                                  ------------
TOBACCO -- 1.4%
Altria Group, Inc.                                   55,200          3,609,528
Reynolds American, Inc.                               3,100            249,829
UST, Inc.                                             4,400            227,480
                                                                  ------------
                                                                     4,086,837
                                                                  ------------

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
TRADING COMPANIES & DISTRIBUTORS -- 0.0%
Grainger W.W., Inc.                                   2,200   $        136,994
                                                                  ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 0.3%
Nextel Communications, Inc. Class A* a               30,100            855,442
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $286,628,901)                                              288,907,207
                                                                  ------------

    Coupon                                           Par
     Rate                           Maturity        (000)
  ---------                        ----------     ---------
U.S. TREASURY OBLIGATIONS -- 0.3%
U.S. Treasury Bills **
  (Cost $797,562)
     2.309%                         05/19/05     $      800            797,270
                                                                  ------------
                                                    Shares
                                                  ---------
RIGHTS & WARRANTS -- 0.0%
Seagate Technology Tax Refund
Rights*
(Cost $0)                                            12,500                  0
                                                                  ------------
TEMPORARY INVESTMENTS -- 0.4%
Dreyfus Cash Management Plus #719                    23,039             23,039
Goldman Sachs Financial Square
   Money Market Portfolio                         1,178,554          1,178,554
J. P. Morgan Prime Money Market Fund                 26,612             26,612
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $1,228,205)                                                 1,228,205
                                                                  ------------
    Coupon                                           Par
     Rate                           Maturity        (000)
  ---------                        ----------     ---------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 5.0%
CERTIFICATES OF DEPOSIT -- 0.5%
Banco Santander S.A.
     2.720%                         06/07/05     $      452            452,171
Eurohypo A.G.
     2.780%                         04/18/05            829            828,757
Fortis Bank
     1.775%                         06/06/05            148            148,361
     2.055%                         06/08/05            162            162,069
                                                                  ------------
                                                                     1,591,358
                                                                  ------------
COMMERCIAL PAPER -- 1.9%
Countrywide Home Loans, Inc.
     2.816%                         04/27/05          2,707          2,701,038
Liberty Funding Corp.
     2.800%                         04/22/05            324            323,562
Norddeutsche Landesbank S.A.
     2.805%                         04/18/05            482            481,040
Skandinaviska Enskilda Banken AB
     2.800%                         01/17/06            678            677,847
Thames Asset Global Securitization,
  Inc.
    2.800%                         04/20/05            487            485,552


    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
COMMERCIAL PAPER (CONTINUED)
UBS Finance, L.L.C.
     2.830%                         04/01/05     $      800      $     799,921
                                                                  ------------
                                                                     5,468,960
                                                                  ------------
TIME DEPOSITS -- 0.3%
Chase Manhattan Bank
     2.843%                         04/01/05            955            955,206
                                                                  ------------
VARIABLE RATE OBLIGATIONS -- 2.3%
Bank of America N.A.
     2.800%                         06/09/05             37             36,539
Goldman Sachs Group, Inc.
     2.955%                         07/29/05          1,374          1,374,394
Lehman Brothers Holdings, Inc.
     2.935%                         10/28/05            171            170,763
Merrill Lynch & Co., Inc. Master Notes
     2.975%                         04/01/05            880            879,983
Morgan Stanley
     2.840%                         04/12/05            612            612,202
     2.820%                         12/19/05            538            537,773
Natexis Banques
     2.925%                         01/20/06          2,202          2,202,257
Sedna Finance Corp.
     2.780%                         10/17/05          1,048          1,048,320
                                                                  ------------
                                                                     6,862,231
                                                                  ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $14,877,755)                                                14,877,755
                                                                  ------------

TOTAL INVESTMENTS -- 102.7%
  (Cost $303,532,423)                                              305,810,437
                                                                  ------------

OTHER ASSETS AND LIABILITIES -- (2.7%)
Dividends receivable and other assets                                  437,912
Receivable for securities sold                                       7,185,978
Receivable for capital stock sold                                        8,855
Payable upon return of collateral on securities loaned             (14,877,755)
Payable for securities purchased                                      (230,494)
Payable for capital stock redeemed                                    (285,295)
Futures margin payable                                                 (11,925)
Accrued expenses                                                      (131,037)
                                                                  ------------

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    (7,903,761)
                                                                  ------------
NET ASSETS -- 100.0%                                          $    297,906,676
                                                                  ============
-----------------

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                $305,075,611
                                     ============

Gross Appreciation                   $ 54,206,839
Gross Depreciation                    (53,472,013)
                                     ------------

Net Appreciation                     $    724,826
                                     ============
+     See Note 1.
*     Non-income producing security.
**    Securities pledged as collateral for futures contracts.
a Total or partial security on loan. At March 31, 2005, the total market value of the portfolio's securities on loan is $14,221,549, and the total market value of the collateral held by the portfolio is $14,877,755.

                                              Number of        Unrealized
                                              Contracts       Depreciation
                                              ---------       ------------
Futures Contracts -- Long Position
  S&P 500 June 2005 (Notional Value
  at 03/31/05 is $9,471,200)                        32     $      (29,363)
                                                    ==         ==========

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK -- 96.4%
BRAZIL -- 1.5%
Petroleo Brasileiro S.A. ADR a                       73,000   $      3,225,140
                                                                  ------------
CHINA -- 1.8%
China Mobile, Ltd.                                  581,000          1,899,581
Denway Motors, Ltd.                               5,692,000          2,006,962
                                                                  ------------
                                                                     3,906,543
                                                                  ------------
FINLAND -- 4.1%
Nokia Oyj                                           173,000          2,689,073
Tietoenator Oyj                                      86,500          2,964,500
UPM-Kymmene Oyj                                     154,000          3,422,489
                                                                  ------------
                                                                     9,076,062
                                                                  ------------
FRANCE -- 12.2%
Axa S.A.                                            136,750          3,652,283
BNP Paribas S.A.                                     45,000          3,196,156
Carrefour S.A.                                       67,000          3,564,904
European Aeronautic Defence & Space Co.              72,000          2,157,829
Groupe Danone                                        34,000          3,391,427
Sanofi-Aventis                                       20,468          1,730,406
Schneider Electric S.A.                              30,200          2,372,622
Suez S.A.                                            87,100          2,350,015
Total S.A.                                           19,200          4,504,055
                                                                  ------------
                                                                    26,919,697
                                                                  ------------
GERMANY -- 9.2%
Adidas-Salomon A.G.                                  15,000          2,386,541
Deutsche Bank A.G.                                   50,000          4,324,574
E.On A.G.                                            49,500          4,258,168
Fresenius Medical Care A.G.                          28,500          2,313,143
Linde A.G.                                           51,000          3,512,944
Schering A.G.                                        51,000          3,390,986
                                                                  ------------
                                                                    20,186,356
                                                                  ------------
HONG KONG -- 4.5%
HSBC Holdings P.L.C.                                253,901          4,036,711
Hutchison Whampoa, Ltd.                             287,000          2,437,864
Johnson Electric Holdings, Ltd.                   3,755,000          3,394,225
                                                                  ------------
                                                                     9,868,800
                                                                  ------------
ITALY -- 3.0%
ENI S.P.A.                                          172,000          4,477,490
Saipem S.P.A.                                       171,000          2,173,503
                                                                  ------------
                                                                     6,650,993
                                                                  ------------
JAPAN -- 19.5%
Asahi Glass Co., Ltd.                               342,000          3,613,126
Canon, Inc.                                          77,000          4,139,398
JS Group Corp.                                      155,000          2,851,907
Kao Corp.                                           118,000          2,719,428
Kawasaki Heavy Industries, Ltd.                   1,515,000          2,620,372
Kyushu Electric Power Co., Inc.                          90              1,919
Marubeni Corp.                                      715,000          2,299,551
Mazda Motor Corp.                                   816,000          2,792,221
NEC Corp.                                           422,000          2,556,619
Pioneer Corp.                                       181,000          3,264,295
Rohm Co., Ltd.                                       24,400          2,361,070
Sony Corp.                                           82,000          3,273,560


                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
Sumitomo Trust & Banking Co., Ltd.                  716,000   $      4,679,170
Takeda Pharmaceutical Co., Ltd.                      64,000          3,057,592
World Co., Ltd.                                      74,000          2,684,368
                                                                  ------------
                                                                    42,914,596
                                                                  ------------
KOREA -- 3.7%
LG Chem, Ltd.                                        60,000          2,422,452
Samsung Electronics Co., Ltd.                         6,600          3,262,629
Shinsegae Co., Ltd.                                   7,800          2,407,977
                                                                  ------------
                                                                     8,093,058
                                                                  ------------
MEXICO -- 0.3%
Cemex S.A. de C.V. ADR a                             15,300            554,625
                                                                  ------------
NETHERLANDS -- 5.5%
ABN AMRO Holdings N.V.                              135,466          3,369,748
Akzo Nobel N.V.                                      61,200          2,801,341
ING Groep N.V.                                      133,000          4,027,475
Philips Electronics N.V.                             70,000          1,933,224
                                                                  ------------
                                                                    12,131,788
                                                                  ------------
RUSSIA -- 1.0%
Lukoil Holding ADR                                   16,000          2,166,400
                                                                  ------------
SINGAPORE -- 2.3%
DBS Group Holdings, Ltd.                            333,000          3,008,367
Singapore Airlines, Ltd.                            300,000          2,164,555
                                                                  ------------
                                                                     5,172,922
                                                                  ------------
SPAIN -- 3.9%
Banco Santander Central Hispano S.A.                265,000          3,233,975
Telefonica Moviles, S.A.                            459,000          5,452,355
                                                                  ------------
                                                                     8,686,330
                                                                  ------------
SWITZERLAND -- 7.2%
ABB, Ltd.*                                          398,000          2,481,030
Credit Suisse Group                                  83,000          3,575,845
Lonza Group A.G.                                     63,000          3,869,117
Nestle S.A.                                          12,788          3,511,094
Novartis A.G.                                        52,500          2,457,841
                                                                  ------------
                                                                    15,894,927
                                                                  ------------
UNITED KINGDOM -- 16.7%
AstraZeneca P.L.C.                                   85,500          3,370,174
Compass Group P.L.C.                                785,000          3,582,274
GlaxoSmithKline P.L.C.                              180,152          4,129,256
Group 4 Securicor P.L.C.*                           900,000          2,329,888
HBOS P.L.C.                                         237,063          3,695,640
Kingfisher P.L.C.                                   517,908          2,825,833
Lloyds TSB Group P.L.C.                             411,263          3,714,664
Rolls-Royce P.L.C.-B* c                          22,250,000             42,044
Royal Bank of Scotland Group P.L.C.                 110,031          3,501,298
Signet Group P.L.C.                                 990,000          2,011,016
Standard Chartered P.L.C.                           100,000          1,798,908
Unilever P.L.C.                                     230,000          2,273,011
Vodafone Group P.L.C.                             1,297,249          3,444,067
                                                                  ------------
                                                                    36,718,073
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $169,539,266)                                              212,166,310
                                                                  ------------

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                           Par
     Rate                           Maturity        (000)            Value+
  ---------                        ----------     ---------       ------------
U.S. TREASURY OBLIGATIONS -- 1.8%
U.S. Treasury Bills
  (Cost $3,977,665)
     2.650%                         06/16/05     $    4,000      $   3,977,304
                                                                  ------------
                                                 Shares
                                               ---------
TEMPORARY INVESTMENTS -- 1.4%
Galaxy Institutional Money Market Fund
  (Cost $3,185,399)                               3,185,399          3,185,399
                                                                  ------------
CURRENCY -- 0.0%
Euro Currency
  (Cost $2)                                               2                  3
                                                                  ------------
    Coupon                                           Par
     Rate                           Maturity        (000)
  ---------                        ----------     ---------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 2.0%
COMMERCIAL PAPER -- 1.0%
Norddeutsche Landesbank S.A.
     2.805%                         04/18/05     $      651            650,137
UBS Finance, L.L.C.
     2.830%                         04/01/05          1,571          1,571,452
                                                                  ------------
                                                                     2,221,589
                                                                  ------------
TIME DEPOSITS -- 0.2%
Chase Manhattan Bank
     2.843%                         04/01/05            417            416,578
                                                                  ------------
VARIABLE RATE OBLIGATIONS -- 0.8%
Merrill Lynch & Co., Inc. Master Notes
     2.975%                         04/01/05          1,729          1,728,733
                                                                  ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $4,366,900)                                                  4,366,900
                                                                  ------------

TOTAL INVESTMENTS -- 101.6%
  (Cost $181,069,232)                                              223,695,916
                                                                  ------------

OTHER ASSETS AND LIABILITIES -- (1.6%)
Dividends receivable and other assets                                1,169,474
Receivable for securities sold                                       3,796,573
Receivable for capital stock sold                                          700
Payable upon return of collateral on securities loaned              (4,366,900)
Payable for securities purchased                                    (3,649,968)
Payable for capital stock redeemed                                    (180,719)
Accrued expenses                                                      (262,010)
                                                                  ------------

                                                                    (3,492,850)
                                                                  ------------
NET ASSETS -- 100.0%                                          $    220,203,066
                                                                  ============
-----------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                          $181,309,042
                               ============

Gross Appreciation             $ 45,588,141
Gross Depreciation               (3,201,267)
                               ------------

Net Appreciation               $ 42,386,874
                               ============
+     See Note 1.
*     Non-income producing security.
a Total or partial security on loan. At March 31, 2005, the total market value of the portfolio's securities on loan is $4,345,375 and the total market value of the collateral held by the portfolio is $4,366,900.
c Security fair valued using methods determined in good faith by the Pricing Committee of the Board of Trustees.
ADR   -- American Depositary Receipt.

                              HARRIS INSIGHT FUNDS
                        SMALL-CAP AGGRESSIVE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      Shares         Value+
                                                      ------       ----------
COMMON STOCK -- 99.7%
AEROSPACE & DEFENSE -- 2.0%
Aviall, Inc.*                                          4,530       $  126,840
                                                                   ----------
BANKS -- 5.0%
Central Pacific Financial Corp.                          980           32,977
CVB Financial Corp.                                    1,425           25,849
Nara Bancorp, Inc.                                     6,490           91,185
Prosperity Bancshares, Inc.                            4,980          131,920
Wilshire Bankcorp, Inc.                                3,100           40,424
                                                                   ----------
                                                                      322,355
                                                                   ----------
BEVERAGES -- 1.0%
Hansen Natural Corp.*                                  1,030           61,872
                                                                   ----------
BIOTECHNOLOGY -- 1.3%
LifeCell Corp.*                                        6,310           56,159
Meridian Bioscience, Inc.                              1,900           28,310
                                                                   ----------
                                                                       84,469
                                                                   ----------
CHEMICALS -- 1.6%
RPM International, Inc.                                3,560           65,077
W.R. Grace & Co.*                                      4,570           38,936
                                                                   ----------
                                                                      104,013
                                                                   ----------
COMMERCIAL SERVICES & SUPPLIES -- 3.2%
Corporate Executive Board Co.                          1,510           96,564
Layne Christensen Co.*                                 1,510           26,078
Navigant Consulting, Inc.*                             3,100           84,413
                                                                   ----------
                                                                      207,055
                                                                   ----------
COMMUNICATIONS EQUIPMENT -- 4.2%
AudioCodes, Ltd.*                                      8,610           96,949
Brocade Communications Systems,
  Inc.*                                               21,050          124,616
Tekelec*                                               3,100           49,414
                                                                   ----------
                                                                      270,979
                                                                   ----------
COMPUTERS & PERIPHERALS -- 1.3%
Stratasys, Inc.*                                       2,400           67,992
TransAct Technologies, Inc.*                           1,770           17,718
                                                                   ----------
                                                                       85,710
                                                                   ----------
CONSTRUCTION & ENGINEERING -- 0.8%
Insituform Technologies, Inc.
  Class A*                                             2,490           36,130
Perini Corp.*                                          1,240           17,099
                                                                   ----------
                                                                       53,229
                                                                   ----------
DIVERSIFIED FINANCIALS -- 3.8%
Cash America International, Inc.                       2,750           60,307
CompuCredit Corp.*                                     1,680           44,722
Nelnet, Inc. Class A*                                  4,360          138,779
                                                                   ----------
                                                                      243,808
                                                                   ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 2.3%
Aspect Communications Corp.*                           6,310           65,687
Premiere Global Services, Inc.*                        7,280           82,410
                                                                   ----------
                                                                      148,097
                                                                   ----------
ELECTRIC UTILITIES -- 1.3%
El Paso Electric Co.*                                  4,440           84,360
                                                                   ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.9%
Skyworks Solutions, Inc.*                             16,430          104,331
Teledyne Technologies, Inc.*                           3,630          113,619

                                                      Shares         Value+
                                                      ------       ----------
COMMON STOCK (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
Trimble Navigation, Ltd.*                              2,840       $   96,020
                                                                   ----------
                                                                      313,970
                                                                   ----------
ENERGY EQUIPMENT & SERVICES -- 5.3%
Headwaters, Inc.* a                                    4,630          151,957
Hydril*                                                2,140          124,997
Maverick Tube Corp.*                                   2,050           66,645
                                                                   ----------
                                                                      343,599
                                                                   ----------
FOOD & DRUG RETAILING -- 3.3%
Provide Commerce, Inc.*                                1,860           53,717
USANA Health Sciences, Inc.* a                         3,330          157,509
                                                                   ----------
                                                                      211,226
                                                                   ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.6%
Cytyc Corp.* a                                         2,490           57,295
Dade Behring Holdings, Inc.*                           1,510           88,984
Laserscope*                                            1,240           39,358
Merit Medical Systems, Inc.*                           3,190           38,248
Molecular Devices Corp.*                               2,200           41,800
West Pharmaceutical Services,
  Inc.                                                 1,240           29,636
                                                                   ----------
                                                                      295,321
                                                                   ----------
HEALTH CARE PROVIDERS & SERVICES -- 5.3%
America Service Group, Inc.*                           1,240           27,441
Covance, Inc.*                                           980           46,658
Gentiva Health Services, Inc.*                         4,170           67,470
Lifeline Systems, Inc.*                                  980           29,714
PolyMedica Corp.                                       1,960           62,250
Stewart Enterprises, Inc. Class
  A                                                    5,300           32,595
Ventiv Health, Inc.*                                   3,400           78,200
                                                                   ----------
                                                                      344,328
                                                                   ----------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
CKE Restaurants, Inc.*                                 1,330           21,080
P.F. Chang's China Bistro,
  Inc.* a                                                620           37,076
Texas Roadhouse, Inc. Class A*                         1,260           35,381
                                                                   ----------
                                                                       93,537
                                                                   ----------
INSURANCE -- 4.5%
AmerUs Group Co.                                       2,580          121,905
Commerce Group, Inc.                                   1,070           66,319
LandAmerica Financial Group,
  Inc. a                                                 700           35,021
UICI                                                   2,750           66,687
                                                                   ----------
                                                                      289,932
                                                                   ----------
INTERNET & CATALOG RETAIL -- 0.4%
Coldwater Creek, Inc.*                                 1,470           27,166
                                                                   ----------
INTERNET SOFTWARE & SERVICES -- 5.4%
Activision, Inc.*                                      4,853           71,825
Ask Jeeves, Inc.* a                                    1,770           49,702
Digital River, Inc.*                                   3,640          113,422
eCollege.com, Inc*                                     4,710           60,947
InfoSpace, Inc.* a                                     1,240           50,629
                                                                   ----------
                                                                      346,525
                                                                   ----------
IT CONSULTING & SERVICES -- 3.5%
Agilysys, Inc.                                         6,880          135,261

                              HARRIS INSIGHT FUNDS
                        SMALL-CAP AGGRESSIVE GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      Shares         Value+
                                                      ------       ----------
COMMON STOCK (CONTINUED)
IT CONSULTING & SERVICES (CONTINUED)
Cognizant Technology Solutions
  Corp. Class A*                                         890       $   41,118
SRA International, Inc. Class A*                         800           48,200
                                                                   ----------
                                                                      224,579
                                                                   ----------
LEISURE EQUIPMENT & PRODUCTS -- 0.7%
Jacuzzi Brands, Inc.*                                  4,710           45,970
                                                                   ----------
MACHINERY -- 2.7%
Actuant Corp. Class A*                                 2,680          120,386
Gardner Denver, Inc.*                                  1,420           56,104
                                                                   ----------
                                                                      176,490
                                                                   ----------
METALS & MINING -- 4.8%
Alliance Resource Partners, L.P.                       1,770          113,775
Joy Global, Inc.                                       2,760           96,766
NS Group, Inc.*                                        1,800           56,538
Wheeling-Pittsburgh Corp.*                             1,400           43,470
                                                                   ----------
                                                                      310,549
                                                                   ----------
OFFICE EQUIPMENT -- 0.5%
TALX Corp.                                             1,800           32,688
                                                                   ----------
OIL & GAS -- 4.1%
Giant Industries, Inc.*                                1,950           50,115
Grey Wolf, Inc.* a                                    17,580          115,676
PetroQuest Energy, Inc.*                               6,400           42,496
Toreador Resources Corp.*                              1,330           24,140
Ultra Petroleum Corp.*                                   580           29,464
                                                                   ----------
                                                                      261,891
                                                                   ----------
PERSONAL PRODUCTS -- 1.4%
Chattem, Inc.*                                         1,510           67,150
Mannatech, Inc.                                        1,330           26,001
                                                                   ----------
                                                                       93,151
                                                                   ----------
PHARMACEUTICALS -- 1.6%
Perrigo Co.                                            1,860           35,619
SFBC International, Inc.*                              1,860           65,546
                                                                   ----------
                                                                      101,165
                                                                   ----------
REAL ESTATE -- 1.0%
Innkeepers USA Trust                                   1,860           24,012
New Century Financial Corp.                              890           41,670
                                                                   ----------
                                                                       65,682
                                                                   ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.5%
Micrel, Inc.*                                          3,640           33,561
Microsemi Corp.*                                       8,970          146,121
Silicon Image, Inc.*                                   4,890           49,193
                                                                   ----------
                                                                      228,875
                                                                   ----------
SOFTWARE -- 3.5%
ANSYS, Inc.*                                           3,020          103,314
Jack Henry & Associates, Inc.                          1,860           33,462
RSA Security, Inc.*                                    2,400           38,040
Ulticom, Inc.*                                         4,710           52,422
                                                                   ----------
                                                                      227,238
                                                                   ----------


                                                      Shares         Value+
                                                      ------       ----------
COMMON STOCK (CONTINUED)
SPECIALTY RETAIL -- 4.2%
Cato Corp. Class A                                     1,160       $   37,410
Charming Shoppes, Inc.*                                6,750           54,877
Dick's Sporting Goods, Inc.* a                         2,050           75,296
Genesco, Inc.*                                         1,330           37,799
PETCO Animal Supplies, Inc.*                           1,770           65,154
                                                                   ----------
                                                                      270,536
                                                                   ----------
TEXTILES & APPAREL -- 4.6%
Deckers Outdoor Corp.*                                 1,420           50,751
Fossil, Inc.* a                                        4,090          106,033
Quiksilver, Inc.*                                      4,890          141,957
                                                                   ----------
                                                                      298,741
                                                                   ----------
WIRELESS TELECOMMUNICATIONS SERVICES -- 0.7%
Linktone, Ltd. ADR* a                                  6,000           43,620
                                                                   ----------
TOTAL COMMON STOCK
  (Cost $5,503,631)                                                 6,439,566
                                                                   ----------
TEMPORARY INVESTMENTS -- 0.2%
Dreyfus Cash Management Plus
  #719                                                    64               64
Goldman Sachs Financial Square
  Money Market Portfolio                              10,031           10,031
J. P. Morgan Prime Money Market
  Fund                                                 1,098            1,098
                                                                   ----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $11,193)                                                       11,193
                                                                   ----------



    Coupon                                               Par
     Rate                Maturity                       (000)
  ---------             ---------                       -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 13.8%
CERTIFICATES OF DEPOSIT -- 1.5%
Banco Santander S.A.
     2.720%              06/07/05                       $100           99,895
                                                                   ----------
COMMERCIAL PAPER -- 5.1%
Thames Asset Global Securitization,
  Inc.
     2.800%              04/20/05                          3            2,985
UBS Finance, L.L.C.
     2.830%              04/01/05                        325          324,910
                                                                   ----------
                                                                      327,895
                                                                   ----------
TIME DEPOSITS -- 1.7%
Chase Manhattan Bank
     2.843%              04/01/05                        110          109,752
                                                                   ----------
VARIABLE RATE OBLIGATIONS -- 5.5%
Merrill Lynch & Co., Inc. Master
  Notes
     2.975%              04/01/05                        357          357,428
                                                                   ----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $894,970)                                                     894,970
                                                                   ----------

                              HARRIS INSIGHT FUNDS
                        SMALL-CAP AGGRESSIVE GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 113.7%
  (Cost $6,409,794)                                                $7,345,729
                                                                   ----------

OTHER ASSETS AND LIABILITIES -- (13.7%)
Dividends receivable and other assets                                  17,259
Payable upon return of collateral on securities loaned               (894,970)
Accrued expenses                                                       (6,522)
                                                                   ----------
                                                                     (884,233)
                                                                   ----------
NET ASSETS -- 100.0%                                               $6,461,496
                                                                   ==========

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                            $6,419,490
                                 ==========

Gross Appreciation               $1,209,737
Gross Depreciation                 (283,498)
                                 ----------

Net Appreciation                 $  926,239
                                 ==========

+       See Note 1.
*       Non-income producing security.
a Total or partial security on loan. At March 31, 2005, the total market value of the portfolio's securities on loan is $857,326 and the total market value of the collateral held by the portfolio is $894,970.
ADR     -- American Depositary Receipt.

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK -- 96.5%
AEROSPACE & DEFENSE -- 1.4%
Aviall, Inc.*                                       118,800   $      3,326,400
United Defense Industries, Inc.                      95,700          7,026,294
                                                                  ------------
                                                                    10,352,694
                                                                  ------------
BANKS -- 3.3%
Corus Bankshares, Inc.                               30,100          1,435,469
East West Bancorp, Inc.                             196,900          7,269,548
Hanmi Financial Corp.                                92,200          1,525,910
Oriental Financial Group, Inc.                       87,760          2,055,339
Republic Bancorp, Inc.                              132,120          1,788,905
Texas Regional Bancshares, Inc. Class A             102,850          3,096,813
UCBH Holdings, Inc.                                  53,200          2,122,680
Wintrust Financial Corp.                             99,300          4,676,037
                                                                  ------------
                                                                    23,970,701
                                                                  ------------
BUILDING PRODUCTS -- 1.5%
Genlyte Group, Inc.*                                 39,000          3,508,830
USG Corp.* a                                        211,000          6,996,760
                                                                  ------------
                                                                    10,505,590
                                                                  ------------
CASINOS -- 1.3%
Penn National Gaming, Inc.*                         315,600          9,272,328
                                                                  ------------
CHEMICALS -- 0.6%
OM Group, Inc.*                                     133,000          4,045,860
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
Corporate Executive Board Co. a                      88,700          5,672,365
                                                                  ------------
COMMUNICATIONS EQUIPMENT -- 2.4%
Comtech Telecommunications Corp.*                   120,600          6,283,260
Ditech Communications Corp.*                        434,500          5,418,215
Sonus Networks, Inc.* a                           1,227,240          5,203,498
                                                                  ------------
                                                                    16,904,973
                                                                  ------------
COMPUTERS & PERIPHERALS -- 2.4%
Hutchinson Technology, Inc.* a                      223,500          7,773,330
Intergraph Corp.* a                                 317,500          9,147,175
                                                                  ------------
                                                                    16,920,505
                                                                  ------------
CONSTRUCTION & ENGINEERING -- 0.4%
NCI Building Systems, Inc.*                          65,600          2,532,160
                                                                  ------------
CONSTRUCTION MATERIALS -- 0.7%
Florida Rock Industries, Inc.                        86,000          5,058,520
                                                                  ------------
CONTAINERS & PACKAGING -- 0.4%
Silgan Holdings, Inc.                                42,600          2,768,148
                                                                  ------------
DIVERSIFIED FINANCIALS -- 2.4%
Accredited Home Lenders Holding Co.*                 70,900          2,568,707
Arch Capital Group, Ltd.*                            86,900          3,479,476
CompuCredit Corp.*                                  177,300          4,719,726
Doral Financial Corp.                                52,300          1,144,847
Nelnet, Inc. Class A*                                83,400          2,654,622
Saxon Capital, Inc.                                 134,800          2,311,820
                                                                  ------------
                                                                    16,879,198
                                                                  ------------
ELECTRIC UTILITIES -- 0.9%
Companhia Energetica de Minas
  Gerais ADR                                        147,200          3,359,104


                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
OGE Energy Corp.                                    125,900   $      3,393,005
                                                                  ------------
                                                                     6,752,109
                                                                  ------------
ELECTRICAL EQUIPMENT -- 1.4%
Energy Conversion Devices, Inc.* a                  141,990          3,227,433
Thomas & Betts Corp.*                               219,900          7,102,770
                                                                  ------------
                                                                    10,330,203
                                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.7%
Anixter International, Inc.*                        154,300          5,577,945
Multi-Fineline Electronix, Inc.*                    125,900          2,222,135
Teledyne Technologies, Inc.*                        147,200          4,607,360
                                                                  ------------
                                                                    12,407,440
                                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 1.3%
Headwaters, Inc.* a                                 180,900          5,937,138
Maverick Tube Corp.*                                108,200          3,517,582
                                                                  ------------
                                                                     9,454,720
                                                                  ------------
FOOD & DRUG RETAILING -- 0.7%
Nash Finch Co.                                       94,000          3,571,060
Provide Commerce, Inc.*                              60,300          1,741,464
                                                                  ------------
                                                                     5,312,524
                                                                  ------------
FOOD PRODUCTS -- 2.1%
Corn Products International, Inc.                   381,300          9,909,987
Pilgrim's Pride Corp.                               150,700          5,383,004
                                                                  ------------
                                                                    15,292,991
                                                                  ------------
GAS UTILITIES -- 1.4%
AGL Resources, Inc.                                 164,900          5,759,957
Atmos Energy Corp.                                  159,600          4,309,200
                                                                  ------------
                                                                    10,069,157
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 10.3%
AngioDynamics, Inc.*                                 95,800          1,753,140
Cantel Medical Corp.*                               108,300          3,136,368
CONMED Corp.*                                       101,100          3,045,132
Cooper Cos., Inc. a                                  88,700          6,466,230
CTI Molecular Imaging, Inc.*                        265,000          5,371,550
Dade Behring Holdings, Inc.*                        140,100          8,256,093
Gen-Probe, Inc.*                                    180,900          8,060,904
Haemonetics Corp.*                                  125,700          5,299,512
Hologic, Inc.*                                      125,900          4,013,062
Immucor, Inc.*                                      140,150          4,231,129
Intuitive Surgical, Inc.*                           173,800          7,902,686
Palomar Medical Technologies, Inc.* a               166,500          4,490,505
PerkinElmer, Inc.                                   129,500          2,671,585
Sybron Dental Specialties, Inc.*                    161,400          5,794,260
Ventana Medical Systems, Inc.*                       86,200          3,229,052
                                                                  ------------
                                                                    73,721,208
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 8.3%
Amedisys, Inc.*                                      88,700          2,683,175
American Healthways, Inc.*                           92,200          3,044,444
AMERIGROUP Corp.*                                   294,400         10,763,264
Chemed Corp.                                         56,800          4,344,064
Genesis HealthCare Corp.* a                         157,800          6,768,042
LCA-Vision, Inc.                                     65,700          2,187,810

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
Matria Healthcare, Inc.*                             89,600   $      2,751,616
PDI, Inc.*                                           67,400          1,381,700
Psychiatric Solutions, Inc.*                        131,200          6,035,200
Sierra Health Services, Inc.*                       196,700         12,557,328
Ventiv Health, Inc.*                                156,100          3,590,300
WellCare Health Plans, Inc.*                        117,000          3,563,820
                                                                  ------------
                                                                    59,670,763
                                                                  ------------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
Jack in the Box, Inc.*                              278,400         10,328,640
                                                                  ------------
HOUSEHOLD DURABLES -- 2.3%
Meritage Corp.*                                     122,400          7,211,808
Toro Co.                                            106,400          9,416,400
                                                                  ------------
                                                                    16,628,208
                                                                  ------------
INSURANCE -- 4.2%
Commerce Group, Inc.                                150,300          9,315,594
Delphi Financial Group, Inc. Class A                 53,200          2,287,600
Fremont General Corp. a                             276,700          6,084,633
IPC Holdings, Ltd.                                   69,200          2,718,176
LandAmerica Financial Group, Inc. a                 145,400          7,274,362
Max Re Capital, Ltd.                                108,400          2,550,652
                                                                  ------------
                                                                    30,231,017
                                                                  ------------
INTERNET & CATALOG RETAIL -- 0.7%
Coldwater Creek, Inc.*                              289,950          5,358,276
                                                                  ------------
INTERNET SOFTWARE & SERVICES -- 5.7%
Digital River, Inc.*                                271,100          8,447,476
DoubleClick, Inc.*                                1,009,100          7,770,070
InfoSpace, Inc.* a                                  141,900          5,793,777
Tessera Technologies, Inc.*                         251,800         10,885,314
ValueClick, Inc.*                                   740,100          7,852,461
                                                                  ------------
                                                                    40,749,098
                                                                  ------------
IT CONSULTING & SERVICES -- 1.1%
Agilysys, Inc.                                      127,600          2,508,616
Kanbay International, Inc.*                          69,200          1,415,832
SRA International, Inc. Class A*                     63,800          3,843,950
                                                                  ------------
                                                                     7,768,398
                                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 2.0%
JAKKS Pacific, Inc.*                                471,700         10,127,399
Marvel Enterprises, Inc.* a                         219,900          4,398,000
                                                                  ------------
                                                                    14,525,399
                                                                  ------------
MACHINERY -- 1.8%
A.S.V., Inc.*                                       127,700          5,062,666
Dionex Corp.*                                        65,600          3,575,200
Reliance Steel & Aluminum Co.                       113,500          4,541,135
                                                                  ------------
                                                                    13,179,001
                                                                  ------------
MEDIA -- 2.4%
Catalina Marketing Corp. a                          274,900          7,119,910
R.H. Donnelley Corp.*                               179,100         10,403,919
                                                                  ------------
                                                                    17,523,829
                                                                  ------------
METALS & MINING -- 3.5%
Commercial Metals Co.                               331,600         11,237,924


                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
METALS & MINING (CONTINUED)
Metal Management, Inc.                              269,600   $      6,923,328
Natural Resource Partners, L.P. a                    55,000          2,940,850
Oregon Steel Mills, Inc.*                           182,700          4,202,100
                                                                  ------------
                                                                    25,304,202
                                                                  ------------
OFFICE ELECTRONICS -- 0.7%
THQ, Inc.* a                                        180,900          5,090,526
                                                                  ------------
OIL & GAS -- 4.2%
Edge Petroleum Corp.*                               145,400          2,407,824
Giant Industries, Inc.*                             131,200          3,371,840
Grey Wolf, Inc.* a                                  821,300          5,404,154
Meridian Resource Corp.*                            383,100          1,976,796
OMI Corp.                                           280,200          5,365,830
Tesoro Corp.*                                       315,700         11,687,214
                                                                  ------------
                                                                    30,213,658
                                                                  ------------
PAPER & FOREST PRODUCTS -- 1.1%
Potlatch Corp.                                      164,900          7,761,843
                                                                  ------------
PERSONAL PRODUCTS -- 0.6%
Chattem, Inc.*                                      101,100          4,495,917
                                                                  ------------
PHARMACEUTICALS -- 0.5%
Eon Labs, Inc.*                                     108,200          3,271,968
                                                                  ------------
REAL ESTATE -- 3.4%
American Home Mortgage Investment
  Corp.                                             282,000          8,076,480
MFA Mortgage Investments, Inc.                      260,700          1,983,927
New Century Financial Corp.                         109,100          5,108,062
Redwood Trust, Inc. a                               173,800          8,895,084
                                                                  ------------
                                                                    24,063,553
                                                                  ------------
ROAD & RAIL -- 0.6%
Dollar Thrifty Automotive Group, Inc.*              124,100          4,067,998
                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.7%
MIPS Technologies, Inc.*                            196,900          2,264,350
Sigmatel, Inc.*                                     265,600          9,941,408
                                                                  ------------
                                                                    12,205,758
                                                                  ------------
SOFTWARE -- 4.6%
ANSYS, Inc.*                                        202,200          6,917,262
Blackboard, Inc.*                                   108,200          1,887,008
Kronos, Inc.*                                       105,500          5,392,105
MicroStrategy, Inc. Class A*                        179,400          9,736,038
Transaction Systems Architects, Inc.
  Class A*                                          250,100          5,789,815
Verint Systems, Inc.*                               101,100          3,532,434
                                                                  ------------
                                                                    33,254,662
                                                                  ------------
SPECIALTY RETAIL -- 3.9%
Aeropostale, Inc.*                                  326,300         10,686,325
Charming Shoppes, Inc.*                             705,800          5,738,154
Children's Place Retail Stores, Inc.*               122,100          5,830,275
Genesco, Inc.*                                      195,100          5,544,742
                                                                  ------------
                                                                    27,799,496
                                                                  ------------
TEXTILES & APPAREL -- 3.2%
Deckers Outdoor Corp.*                              200,400          7,162,296

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    Shares            Value+
                                                  ---------       ------------
COMMON STOCK (CONTINUED)
TEXTILES & APPAREL (CONTINUED)
DHB Industries, Inc.*                               563,000   $      4,954,400
Quiksilver, Inc.*                                   381,050         11,061,882
                                                                  ------------
                                                                    23,178,578
                                                                  ------------
TOBACCO -- 1.2%
Loews Corp. - Carolina Group                        262,500          8,688,750
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $544,960,405)                                              693,582,932
                                                                  ------------
TEMPORARY INVESTMENTS -- 3.4%
Dreyfus Cash Management Plus #719                   148,927            148,927
Goldman Sachs Financial Square
  Money Market Portfolio                         16,137,920         16,137,920
J.P. Morgan Prime Money Market Fund               7,847,726          7,847,726
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $24,134,573)                                                24,134,573
                                                                  ------------
    Coupon                                           Par
     Rate                           Maturity        (000)
  ---------                        ----------     ---------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 8.6%
COMMERCIAL PAPER -- 4.6%
Skandinaviska Enskilda Banken AB
     2.800%                         01/17/06     $    6,550          6,550,044
Thames Asset Global Securitization, Inc.
     2.800%                         04/20/05          4,299          4,289,569
UBS Finance, L.L.C.
     2.830%                         04/01/05         21,836         21,835,515
                                                                  ------------
                                                                    32,675,128
                                                                  ------------
TIME DEPOSITS -- 0.7%
Chase Manhattan Bank
     2.843%                         04/01/05          5,346          5,346,486
                                                                  ------------
VARIABLE RATE OBLIGATIONS -- 3.3%
Merrill Lynch & Co., Inc. Master Notes
     2.975%                         04/01/05         24,021         24,020,955
                                                                  ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $62,042,569)                                                62,042,569
                                                                  ------------

TOTAL INVESTMENTS -- 108.5%
  (Cost $631,137,547)                                              779,760,074
                                                                  ------------

OTHER ASSETS AND LIABILITIES -- (8.5%)
Dividends receivable and other assets                                  562,429
Receivable for securities sold                                         692,327
Receivable for capital stock sold                                    1,427,703
Payable upon return of collateral on securities loaned             (62,042,569)
Payable for securities purchased                                    (1,103,732)
Payable for capital stock redeemed                                    (265,568)
Accrued expenses                                                      (674,274)
                                                                  ------------
                                                                   (61,403,684)
                                                                  ------------
NET ASSETS -- 100.0%                                          $    718,356,390
                                                                  ============
-----------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                          $631,481,307
                               ============

Gross Appreciation             $166,346,762
Gross Depreciation              (18,067,995)
                               ------------

Net Appreciation               $148,278,767
                               ============
+     See Note 1.
*     Non-income producing security.
a Total or partial security on loan. At March 31, 2005, the total market value of the portfolio's securities on loan is $60,228,842, and the total market value of the collateral held by the portfolio is $62,042,569.
ADR   -- American Depositary Receipt.

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       Shares         Value+
                                                     --------      ------------
COMMON STOCK -- 97.6%
AEROSPACE & DEFENSE -- 3.5%
Curtiss-Wright Corp.                                   51,360      $  2,927,520
United Defense Industries, Inc.                       166,100        12,195,062
                                                                   ------------
                                                                     15,122,582
                                                                   ------------
AUTO COMPONENTS -- 0.6%
Tenneco Automotive, Inc.*                             216,070         2,692,232
                                                                   ------------
BANKS -- 7.6%
Banco Latinoamericano de
  Exportaciones S. A. Class E                          89,760         1,834,694
Corus Bankshares, Inc.                                 26,755         1,275,946
CVB Financial Corp.                                   122,950         2,230,313
East West Bancorp, Inc.                                58,500         2,159,820
First BanCorp                                          40,650         1,717,462
Flagstar Bancorp, Inc.                                180,800         3,534,640
Independent Bank Corp.                                 38,000         1,093,260
Irwin Financial Corp.                                  65,650         1,511,263
Nara Bancorp, Inc.                                    186,800         2,624,540
NBT Bancorp, Inc.                                      55,700         1,248,237
Oriental Financial Group, Inc.                         74,080         1,734,954
Pacific Capital Bancorp                                44,933         1,338,105
R & G Financial Corp. Class B a                        44,165         1,376,623
Republic Bancorp, Inc.                                232,720         3,151,029
S&T Bancorp, Inc.                                      92,800         3,285,120
Southwest Bancorp of Texas, Inc.                      158,500         2,908,475
                                                                   ------------
                                                                     33,024,481
                                                                   ------------
CASINOS -- 2.4%
Ameristar Casinos, Inc.*                               87,150         4,765,362
Shuffle Master, Inc.* a                               198,950         5,761,592
                                                                   ------------
                                                                     10,526,954
                                                                   ------------
CHEMICALS -- 1.0%
OM Group, Inc.*                                        41,800         1,271,556
Terra Industries, Inc.*                               417,100         3,236,696
                                                                   ------------
                                                                      4,508,252
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.8%
Banta Corp.                                           115,050         4,924,140
Mobile Mini, Inc.*                                     66,200         2,675,142
                                                                   ------------
                                                                      7,599,282
                                                                   ------------
COMPUTERS & PERIPHERALS -- 1.8%
Intergraph Corp.* a                                   113,250         3,262,732
M-Systems Flash Disk Pioneers,
  Ltd. *                                              134,500         2,964,380
Overland Storage, Inc.*                               104,550         1,534,794
                                                                   ------------
                                                                      7,761,906
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.4%
Perini Corp.*                                         122,100         1,683,759
                                                                   ------------
CONTAINERS & PACKAGING -- 0.7%
Greif, Inc. Class A                                    40,600         2,829,008
                                                                   ------------
DISTRIBUTORS -- 1.6%
Brightpoint, Inc.*                                    235,800         4,416,534
Building Materials Holding Corp.                       59,229         2,634,506
                                                                   ------------
                                                                      7,051,040
                                                                   ------------
DIVERSIFIED FINANCIALS -- 5.7%
Arch Capital Group, Ltd.*                             160,380         6,421,615
CompuCredit Corp.*                                     97,650         2,599,443


                                                       Shares         Value+
                                                      -------      ------------
COMMON STOCK (CONTINUED)
DIVERSIFIED FINANCIALS (CONTINUED)
Corrections Corp. of America*                         139,400      $  5,380,840
Impac Mortgage Holdings, Inc. a                       110,300         2,115,554
Nelnet, Inc. Class A*                                  91,700         2,918,811
Westcorp                                              119,600         5,053,100
                                                                   ------------
                                                                     24,489,363
                                                                   ------------
ELECTRIC UTILITIES -- 1.4%
El Paso Electric Co.*                                 203,300         3,862,700
Westar Energy, Inc.                                   110,350         2,387,974
                                                                   ------------
                                                                      6,250,674
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.5%
Acuity Brands, Inc.                                    80,200         2,165,400
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.1%
Benchmark Electronics, Inc.* a                        145,800         4,640,814
Checkpoint Systems, Inc.*                             122,000         2,059,360
Trimble Navigation, Ltd.*                              66,750         2,256,817
                                                                   ------------
                                                                      8,956,991
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 2.0%
Denbury Resources, Inc.*                              109,100         3,843,593
Universal Compression Holdings,
  Inc.*                                                73,100         2,768,297
Veritas DGC, Inc.*                                     70,800         2,121,168
                                                                   ------------
                                                                      8,733,058
                                                                   ------------
FOOD PRODUCTS -- 2.8%
Chiquita Brands International,
  Inc. a                                              311,300         8,336,614
Pilgrim's Pride Corp. a                               110,350         3,941,702
                                                                   ------------
                                                                     12,278,316
                                                                   ------------
GAS UTILITIES -- 0.7%
ONEOK, Inc. a                                         104,330         3,215,451
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.0%
American Medical Systems
  Holdings, Inc.*                                     152,200         2,614,796
Arrow International, Inc.                              87,100         2,991,885
Cooper Cos., Inc. a                                    99,250         7,235,325
                                                                   ------------
                                                                     12,842,006
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 9.7%
Centene Corp.*                                         81,300         2,438,187
Chemed Corp.                                           24,410         1,866,877
HealthExtras, Inc. *                                  223,700         3,724,605
Owens & Minor, Inc.                                   130,150         3,533,572
PAREXEL International Corp.*                           87,100         2,046,850
PRA International *                                    96,500         2,598,745
Priority Healthcare Corp. Class
  B*                                                   68,500         1,481,655
Psychiatric Solutions, Inc.*                          186,600         8,583,600
Sierra Health Services, Inc.*                          66,250         4,229,400
Stewart Enterprises, Inc. Class
  A                                                   241,750         1,486,763
Sunrise Senior Living, Inc.*                          112,650         5,474,790
Ventiv Health, Inc.*                                  207,410         4,770,430
                                                                   ------------
                                                                     42,235,474
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
Bluegreen Corp.*                                      203,300         2,612,405
Landry's Restaurants, Inc.                             97,700         2,825,484
                                                                   ------------
                                                                      5,437,889
                                                                   ------------

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       Shares         Value+
                                                     --------      ------------
COMMON STOCK (CONTINUED)
HOUSEHOLD DURABLES -- 1.7%
Toro Co.                                               83,450      $  7,385,325
                                                                   ------------
INSURANCE -- 6.3%
American Equity Investment Life
  Holding Co.*                                        141,690         1,812,215
AmerUs Group Co.                                      135,500         6,402,375
LandAmerica Financial Group,
  Inc. a                                              104,500         5,228,135
Max Re Capital, Ltd.                                  131,500         3,094,195
PXRE Group, Ltd.                                      123,085         3,157,130
Stewart Information Services
  Corp.                                                73,700         2,765,224
UICI                                                  207,130         5,022,903
                                                                   ------------
                                                                     27,482,177
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 3.2%
Internet Security Systems, Inc.*                      115,500         2,113,650
NovAtel, Inc. *                                        45,400           948,860
Open Text Corp.* a                                    111,800         2,017,990
PEC Solutions, Inc.*                                  155,100         1,951,158
Websense, Inc.*                                       124,200         6,681,960
                                                                   ------------
                                                                     13,713,618
                                                                   ------------
IT CONSULTING & SERVICES -- 1.6%
Agilysys, Inc.                                        182,900         3,595,814
Covansys Corp.*                                       154,535         2,304,890
Gartner, Inc. Class B*                                127,850         1,195,397
                                                                   ------------
                                                                      7,096,101
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Jacuzzi Brands, Inc.*                                 230,000         2,244,800
                                                                   ------------
MACHINERY -- 1.2%
Graco, Inc.                                            60,012         2,422,084
Titan International, Inc. a                           182,400         2,621,088
                                                                   ------------
                                                                      5,043,172
                                                                   ------------
MARINE -- 2.5%
General Maritime Corp.*                               113,750         5,510,050
Overseas Shipholding Group, Inc.                       82,450         5,186,930
                                                                   ------------
                                                                     10,696,980
                                                                   ------------
METALS & MINING -- 4.8%
Alliance Resource Partners L.P.                        48,800         3,136,864
Commercial Metals Co.                                 252,800         8,567,392
Metal Management, Inc.                                159,100         4,085,688
Olympic Steel, Inc.* a                                285,400         5,102,952
                                                                   ------------
                                                                     20,892,896
                                                                   ------------
MULTILINE RETAIL -- 1.9%
BJ's Wholesale Club, Inc.* a                          130,100         4,040,906
ShopKo Stores, Inc.*                                  179,900         3,997,378
                                                                   ------------
                                                                      8,038,284
                                                                   ------------
OIL & GAS -- 6.0%
Houston Exploration Co.*                               76,750         4,370,912
Patina Oil & Gas Corp.                                 42,786         1,711,440
Plains Exploration & Production
  Co.*                                                229,654         8,014,925
Stone Energy Corp.*                                   102,250         4,966,283
Tesoro Corp.*                                         190,500         7,052,310
                                                                   ------------
                                                                     26,115,870
                                                                   ------------


                                                       Shares         Value+
                                                     --------      ------------
COMMON STOCK (CONTINUED)
PAPER & FOREST PRODUCTS -- 1.5%
Potlatch Corp.                                        134,770      $  6,343,624
                                                                   ------------
PHARMACEUTICALS -- 1.7%
Alpharma, Inc. Class A                                152,200         1,875,104
Perrigo Co.                                           277,100         5,306,465
                                                                   ------------
                                                                      7,181,569
                                                                   ------------
REAL ESTATE -- 5.6%
American Home Mortgage
  Investment Corp.                                    111,600         3,196,224
Brandywine Realty Trust                               117,300         3,331,320
Corporate Office Properties
  Trust                                               161,400         4,273,872
Inland Real Estate Corp.                              174,000         2,615,220
Jones Lang LaSalle, Inc.*                              83,300         3,885,945
New Century Financial Corp.                            43,050         2,015,601
Newcastle Investment Corp.                             68,500         2,027,600
Redwood Trust, Inc. a                                  59,350         3,037,533
                                                                   ------------
                                                                     24,383,315
                                                                   ------------
ROAD & RAIL -- 2.7%
Dollar Thrifty Automotive
  Group, Inc.*                                        218,785         7,171,772
Landstar System, Inc.*                                 58,000         1,899,500
UTI Worldwide, Inc.                                    40,600         2,819,670
                                                                   ------------
                                                                     11,890,942
                                                                   ------------
SOFTWARE -- 0.7%
Dendrite International, Inc.*                         206,800         2,903,472
                                                                   ------------
SPECIALTY RETAIL -- 3.7%
PETCO Animal Supplies, Inc.*                          176,550         6,498,805
United Auto Group, Inc.*                              140,550         3,911,507
United Rentals, Inc.*                                 145,250         2,935,503
Zale Corp.*                                            87,800         2,609,416
                                                                   ------------
                                                                     15,955,231
                                                                   ------------
TEXTILES & APPAREL -- 1.4%
Quiksilver, Inc.*                                     207,900         6,035,337
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $320,437,077)                                               422,806,831
                                                                   ------------
TEMPORARY INVESTMENTS -- 2.2%
Dreyfus Cash Management Plus
  #719                                                      5                 5
Goldman Sachs Financial Square
  Money Market Portfolio                            8,497,394         8,497,394
J. P. Morgan Prime Money Market Fund                  927,332           927,332
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $9,424,731)                                                   9,424,731
                                                                   ------------


    Coupon                                              Par
     Rate                   Maturity                   (000)
    ------                  --------                  -------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 10.2%
COMMERCIAL PAPER -- 4.8%
Skandinaviska Enskilda Banken AB
     2.800%                 01/17/06                  $ 1,576         1,576,482
Thames Asset Global Securitization,
  Inc.
     2.800%                 04/20/05                    6,626         6,610,624

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                              Par
     Rate                   Maturity                   (000)          Value+
    ------                  --------                  -------      ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
COMMERCIAL PAPER (CONTINUED)
UBS Finance, L.L.C.
     2.830%                 04/01/05                  $12,751      $ 12,751,094
                                                                   ------------
                                                                     20,938,200
                                                                   ------------
TIME DEPOSITS -- 1.3%
Chase Manhattan Bank
     2.843%                 04/01/05                    5,577         5,576,622
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 4.1%
Bank of America N.A.
     2.800%                 06/09/05                    2,718         2,718,325
Lehman Brothers Holdings, Inc.
     2.935%                 10/28/05                       97            96,986
Merrill Lynch & Co., Inc. Master
  Notes
     2.975%                 04/01/05                   14,027        14,027,306
Morgan Stanley
     2.820%                 12/19/05                       35            35,302
Natexis Banques
     2.925%                 01/20/06                      929           928,734
                                                                   ------------
                                                                     17,806,653
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $44,321,475)                                                 44,321,475
                                                                   ------------

TOTAL INVESTMENTS -- 110.0%
  (Cost $374,183,283)                                               476,553,037
                                                                   ------------

OTHER ASSETS AND LIABILITIES -- (10.0%)
Dividends receivable and other assets                                   607,451
Receivable for capital stock sold                                     1,074,166
Payable upon return of collateral on securities loaned              (44,321,475)
Payable for capital stock redeemed                                     (203,454)
Accrued expenses                                                       (358,715)
                                                                   ------------

                                                                    (43,202,027)
                                                                   ------------
NET ASSETS -- 100.0%                                               $433,351,010
                                                                   ============


----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                                    $374,781,781
                                         ============

Gross Appreciation                       $109,369,369
Gross Depreciation                         (7,598,113)
                                         ------------

Net Appreciation                         $101,771,256
                                         ============


+       See Note 1.
*       Non-income producing security.
a Total or partial security on loan. At March 31, 2005, the total market value of the portfolio's securities on loan is $42,935,862, and the total market value of the collateral held by the portfolio is $44,321,475.

                              Harris Insight Funds
                       Note 1 to Schedules of Investments
                           March 31, 2005 (Unaudited)


     The following is a summary of accounting policies used by the Harris Insight Funds in the preparation of the Schedules of Investments in accordance with accounting principles generally accepted in the United States of America.

      SECURITY VALUATION -- Equity securities, other than securities for which the primary market is the National Association of Securities Dealers' Automatic Quotation System ("NASDAQ"), are valued as of the close of regular trading on the New York Stock Exchange (which is currently 4:00 P.M., Eastern time) at the last sales price on the primary market where traded. In the absence of any sale on the valuation date, the securities are valued at the closing bid price. A security for which the primary market is the NASDAQ will be valued at the NASDAQ Official Closing Price as defined by the NASDAQ, or, in the absence of a reported Official Closing Price on the valuation date, at closing bid price. Securities traded only on the over-the-counter markets are valued at the closing over-the-counter bid prices. Debt obligations and fixed-income securities, including asset-backed and mortgage-backed securities (but not including securities with remaining maturities of 60 days or less or securities held by the Money Market Funds), are valued at the mean of the last bid and asked prices. In the event that market prices are not readily available, or where last sale prices are considered not to reflect values as of the valuation time (e.g., from foreign markets), securities are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt obligations with remaining maturities of 60 days or less and securities held by the Money Market Funds are valued at amortized cost.

     Standards for Fair Value Determinations -- As a general principle, a "fair value" of a security is the amount that a Fund may reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. The Board or its designee, as the case may be, shall take into account all of the relevant factors and surrounding circumstances, including, but not limited to: (i) the nature and pricing history (if any) of the security;
(ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by Harris Investment Management or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of Harris Investment Management; and (vii) the liquidity or illiquidity of the market for the security.

     Each of the Money Market Funds values its investments using the amortized cost method as permitted by Rule 2a-7 of the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Fund and the Emerging Markets Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

          (i)  market  value  of   investment   securities,   other  assets  and
     liabilities at the current rate of exchange on the valuation date; and

          (ii) purchases and sales of investment securities at the relevant rates of exchange prevailing on the respective dates of such transactions.

     FUTURES CONTRACTS -- The Funds may enter into securities index and other financial futures contracts to manage exposure to certain market risks. The Index Fund may maintain Standard & Poor's 500 Index(R) futures contracts to simulate full investment in that index while retaining a cash position for fund management purposes, to facilitate trading or to reduce transaction costs. Upon entering into a futures contract, a Fund is required to deposit an amount ("initial margin") equal to a certain percentage of the contract value.
Subsequent payments ("variation margin") are made or received by the Fund each day, reflecting the daily change in the value of the contracts and are recorded as an unrealized gain or loss. When the contract is closed, the Fund will recognize a realized gain or loss.

     Futures contracts are subject to the risk associated with the imperfect correlation between movements in the price of the futures contract and the price of the securities being hedged. The risk of imperfect correlation increases with respect to securities index futures as the composition of the Fund's portfolio diverges from composition of the index underlying such index futures. In addition, there is no assurance that a liquid secondary market will exist at the time the Fund elects to close out a futures position.

     DOLLAR ROLLS -- A Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

     REPURCHASE AGREEMENTS -- Certain Funds invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization on the collateral by the Fund may be delayed or limited.

     SECURITIES LENDING -- Each Fund may participate in a securities-lending program with certain counterparties whereby a Fund may loan securities to an organization that provides collateral. The lending Fund continues to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the counterparty to the agreement, realization on and/or retention of the collateral may be subject to legal proceedings.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             Harris Insight Funds Trust
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Atul Tiwari
                         -------------------------------------------------------
                                    Atul Tiwari, President
                                    (principal executive officer)

Date       May 27, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Atul Tiwari
                         -------------------------------------------------------
                                    Atul Tiwari, President
                                    (principal executive officer)

Date       May 27, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*   /s/ Merrill J. Sklenar
                         -------------------------------------------------------
                            Merrill J. Sklenar, Principal Financial & Accounting
                            Officer
                            (principal financial officer)

Date       May 27, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.